    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 20, 1998

                                                            FILE NOS.:  33-35541

                                                                        811-6121

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                        POST-EFFECTIVE AMENDMENT NO. 10                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 11                              /X/
                              -------------------

              MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.

                            (A MARYLAND CORPORATION)
             (FORMERLY NAMED DEAN WITTER PACIFIC GROWTH FUND INC.)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        ___ on (date) pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        _X_ on November 1, 1998 pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

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              MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                                         CAPTION
---------------------------------------------  -------------------------------------------------------------------
PART A                                                                     PROSPECTUS
 1.  ........................................  Cover Page

 2.  ........................................  Prospectus Summary

 3.  ........................................  Financial Highlights

 4.  ........................................  Investment Objective and Policies; Risk Considerations; The Fund
                                                and its Management, Cover Page; Investment Restrictions;
                                                Prospectus Summary; Financial Highlights

 5.  ........................................  The Fund and Its Management; Back Cover; Investment Objective and
                                                Policies

 6.  ........................................  Dividends, Distributions and Taxes; Additional Information

 7.  ........................................  Purchase of Fund Shares; Shareholder Services; Prospectus Summary

 8.  ........................................  Purchase of Fund Shares; Redemptions and Repurchases; Shareholder
                                                Services

 9.  ........................................  Not Applicable

PART B                                                         STATEMENT OF ADDITIONAL INFORMATION
10.  ........................................  Cover Page

11.  ........................................  Table of Contents

12.  ........................................  The Fund and Its Management

13.  ........................................  Investment Practices and Policies; Investment Restrictions;
                                                Portfolio Transactions and Brokerage

14.  ........................................  The Fund and Its Management; Directors and Officers

15.  ........................................  The Fund and Its Management; Directors and Officers

16.  ........................................  The Fund and Its Management; The Distributor; Shareholder Services;
                                                Custodian and Transfer Agent; Independent Accountants

17.  ........................................  Portfolio Transactions and Brokerage

18.  ........................................  Description of Shares of the Fund

19.  ........................................  The Distributor; Purchase of Fund Shares; Redemptions and
                                                Repurchases; Financial Statements; Shareholder Services

20.  ........................................  Dividends, Distributions and Taxes; Financial Statements

21.  ........................................  Not applicable

22.  ........................................  Performance Information

23.  ........................................  Experts; Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

              PROSPECTUS
              NOVEMBER 1, 1998



              Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund") is an open-end, diversified management investment company whose investment objective is to maximize the capital appreciation of its investments. The Fund seeks to achieve this objective by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.


               The Fund offers four classes of shares (each, a "Class"), each with a different combination of sales charges, ongoing fees and other features. The different distribution arrangements permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. (See "Purchase of Fund Shares--Alternative Purchase Arrangements.")


               This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated November 1, 1998, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.



     MORGAN STANLEY
     DEAN WITTER DISTRIBUTORS INC.
      DISTRIBUTOR


      TABLE OF CONTENTS


Prospectus Summary/2
Summary of Fund Expenses/4
Financial Highlights/6
The Fund and its Management/9
Investment Objective and Policies/10
  Risk Considerations/12
Investment Restrictions/19
Purchase of Fund Shares/19
Shareholder Services/31
Redemptions and Repurchases/34
Dividends, Distributions and Taxes/35
Performance Information/37
Additional Information/37


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    Morgan Stanley Dean Witter
    Pacific Growth Fund Inc.
    Two World Trade Center
    New York, New York 10048
    (212) 392-2550 or
    (800) 869-NEWS (toll-free)

PROSPECTUS SUMMARY
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The                 The Fund is an open-end, diversified management investment company investing primarily in securities issued by
Fund                issuers located in Asia, Australia and New Zealand.
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Shares              Shares of common stock with $0.01 par value (see page 37). The Fund offers four classes of shares, each with a
Offered             different combination of sales charges, ongoing fees and other features (see pages 19-30).
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Minimum             The minimum initial investment for each Class is $1,000 ($100 if the account is opened through EasyInvest-SM-).
Purchase            Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or
                    $25 million) investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares and shares of funds for which Morgan Stanley Dean
                    Witter Advisors Inc. serves as investment manager ("Morgan Stanley Dean Witter Funds") that are sold with a front-end sales charge, and concurrent investments in Class D shares of the Fund and other Morgan Stanley Dean
                    Witter Funds that are multiple class funds, will be aggregated. The minimum subsequent investment is $100 (see page 19).
------------------------------------------------------------------------------------------------------------------------------------
Investment          The investment objective of the Fund is to maximize the capital appreciation of its investments (see page 10).
Objective
------------------------------------------------------------------------------------------------------------------------------------
Investment          Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Fund, and its wholly-owned subsidiary,
Manager and         Morgan Stanley Dean Witter Services Company Inc., serve in various investment management, advisory, management
Sub-Advisor         and administrative capacities to    investment companies and other portfolios with assets of approximately $
                    billion at September 30, 1998. Morgan Stanley Asset Management Inc. ("MSAM"), an affiliate of the Investment
                    Manager, has been retained by the Investment Manager as Sub-Advisor to provide investment advice and manage the
                    Fund's portfolio. MSAM conducts a worldwide investment advisory business. As of September 30, 1998, MSAM,
                    together with its institutional investment management affiliates, managed assets of approximately $   billion
                    (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Management          The Investment Manager receives a monthly fee from the Fund at the annual rate of 0.95% of daily net assets not
Fee                 exceeding $1 billion; 0.90% of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85%
                    of the daily net assets exceeding $2 billion. The Sub-Advisor receives a monthly fee from the Investment Manager equal to 40% of the Investment Manager's monthly fee (see page 9). Although the management fee is higher than that paid by most other investment companies, the fee reflects the specialized nature of the Fund's investment policies.
------------------------------------------------------------------------------------------------------------------------------------
Distributor and     Morgan Stanley Dean Witter Distributors is the distributor of the Fund. The Fund has adopted a distribution plan
Distribution Fee    pursuant to Rule 12b-1 under the Investment Company Act (the "12b-1 Plan") with respect to the distribution fees paid by the Class A, Class B and Class C shares of the Fund to the Distributor. The entire 12b-1 fee payable by
                    Class A and a portion of the 12b-1 fee payable by each of Class B and Class C equal to 0.25% of the average daily net assets of the Class are currently each characterized as a service fee within the meaning of the
                    National Association of Securities Dealers, Inc. guidelines. The remaining portion of the 12b-1 fee, if any, is characterized as an asset-based sales charge (see pages 19 and 29).
------------------------------------------------------------------------------------------------------------------------------------
Alternative         Four classes of shares are offered:
Purchase            - Class A shares are offered with a front-end sales charge, starting at 5.25% and reduced for larger purchases.
Arrangements        Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charge at the time of purchase but a contingent deferred sales charge ("CDSC") of 1.0% may be imposed on redemptions within one year of purchase. The Fund is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of the Fund's Class A shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of 0.25% of average daily net assets of the Class (see pages 19, 23 and 29).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    - Class B shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC
                    (scaled down from 5.0% to 1.0%) if redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments made during the six years preceding the redemption. A different CDSC schedule applies to investments by certain qualified plans. Class B shares are also subject to a 12b-1 fee assessed at the annual rate of 1.0% of the lesser of: (a) the average daily net sales of the Fund's Class B shares or (b) the average daily net assets of Class B. All shares of the Fund held prior to
                    July 28, 1997 have been designated Class B shares. Shares held before May 1, 1997 will convert to Class A shares in May, 2007. In all other instances, Class B shares convert to Class A shares approximately ten years after the date of the original purchase (see pages 19, 25 and 29).

                    - Class C shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC of
                    1.0% if redeemed within one year after purchase. The Fund is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of the Fund's Class C shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of 1.0% of average daily net assets of the Class (see pages 19, 28 and 29).

                    - Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans) and to certain other limited categories of investors. Class D shares are offered without a front-end sales charge or CDSC and are not subject to any 12b-1 fee (see pages 19, 28 and 29).
------------------------------------------------------------------------------------------------------------------------------------
Dividends and       Dividends from net investment income and distributions from net capital gains are paid at least once each year.
Distributions       The Fund may, however, determine to retain all or part of any net long-term capital gains in any year for reinvestment. Dividends and capital gains distributions paid on shares of a Class are automatically reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. Shares acquired by dividend and distribution reinvestment will not be subject to any sales charge or CDSC (see pages 31 and 35).
------------------------------------------------------------------------------------------------------------------------------------
Redemption          Shares are redeemable by the shareholder at net asset value less any applicable CDSC on Class A, Class B or
                    Class C shares. An account may be involuntarily redeemed if the total value of the account is less than $100 or, if the account was opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than
                    $1,000 in the account (see page 34).
------------------------------------------------------------------------------------------------------------------------------------
Risk                The net asset value of the Fund's shares will fluctuate with changes in the market value of its portfolio
Considerations      securities. It should be recognized that the foreign securities and markets in which the Fund will invest pose different and greater risks than those customarily associated with domestic securities and their markets.
                    Furthermore, investors should consider other risks associated with a portfolio of international securities, including fluctuations in foreign currency exchange rates (i.e., if a substantial portion of the Fund's assets is denominated in foreign currencies which decrease in value with respect to the U.S. dollar, the value of the investor's shares and the distributions made on those shares will, likewise, decrease in value), foreign securities exchange controls and foreign tax rates, as well as transactions in forward currency contracts, options and futures contracts (see pages 12-18). The investor should also note that the Fund may invest over 25%
                    of its total assets in securities of Japanese, Hong Kong, Malaysian, South Korean and Taiwanese issuers (see page 10).


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  THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
         ELSEWHERE IN THE PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL
                                  INFORMATION.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------
    The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses and fees set forth in the table are based on the expenses and fees for the fiscal year ended October 31, 1997.


                                                                                   CLASS A    CLASS B    CLASS C    CLASS D
                                                                                  ---------   -------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...   5.25%(1)    None      None        None
Sales Charge Imposed on Dividend Reinvestments..................................   None        None      None        None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds).................................................   None(2)     5.00%(3)  1.00%(4)    None
Redemption Fees.................................................................   None        None      None        None
Exchange Fee....................................................................   None        None      None        None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management Fees*................................................................   0.94%       0.94%     0.94%       0.94%
12b-1 Fees (5) (6)..............................................................   0.25%       1.00%     1.00%       None
Other Expenses..................................................................   0.45%       0.45%     0.45%       0.45%
Total Fund Operating Expenses* (7)..............................................   1.64%       2.39%     2.39%       1.39%


------------
(1) REDUCED FOR PURCHASES OF $25,000 AND OVER (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").
(2) INVESTMENTS THAT ARE NOT SUBJECT TO ANY SALES CHARGE AT THE TIME OF PURCHASE ARE SUBJECT TO A CDSC OF 1.00% THAT WILL BE IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE, EXCEPT FOR CERTAIN SPECIFIC CIRCUMSTANCES (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").
(3) THE CDSC IS SCALED DOWN TO 1.00% DURING THE SIXTH YEAR, REACHING ZERO THEREAFTER.
(4) ONLY APPLICABLE TO REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE (SEE "PURCHASE OF FUND SHARES-- LEVEL LOAD ALTERNATIVE--CLASS C SHARES").
(5) THE 12b-1 FEE IS ACCRUED DAILY AND PAYABLE MONTHLY. THE ENTIRE 12b-1 FEE PAYABLE BY CLASS A AND A PORTION OF THE 12b-1 FEE PAYABLE BY EACH OF CLASS B AND CLASS C EQUAL TO 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS ARE CURRENTLY EACH CHARACTERIZED AS A SERVICE FEE WITHIN THE MEANING OF NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD") GUIDELINES AND ARE PAYMENTS MADE FOR PERSONAL SERVICE AND/OR MAINTENANCE OF SHAREHOLDER ACCOUNTS. THE REMAINDER OF THE 12b-1 FEE, IF ANY, IS AN ASSET-BASED SALES CHARGE, AND IS A DISTRIBUTION FEE PAID TO THE DISTRIBUTOR TO COMPENSATE IT FOR THE SERVICES PROVIDED AND THE EXPENSES BORNE BY THE DISTRIBUTOR AND OTHERS IN THE DISTRIBUTION OF THE FUND'S SHARES (SEE "PURCHASE OF FUND SHARES--PLAN OF DISTRIBUTION").
(6) UPON CONVERSION OF CLASS B SHARES TO CLASS A SHARES, SUCH SHARES WILL BE SUBJECT TO THE LOWER 12b-1 FEE APPLICABLE TO CLASS A SHARES. NO SALES CHARGE IS IMPOSED AT THE TIME OF CONVERSION OF CLASS B SHARES TO CLASS A SHARES. CLASS C SHARES DO NOT HAVE A CONVERSION FEATURE AND, THEREFORE, ARE SUBJECT TO AN ONGOING 1.00% DISTRIBUTION FEE (SEE "PURCHASE OF FUND SHARES--ALTERNATIVE PURCHASE ARRANGEMENTS").
(7) THERE WERE NO OUTSTANDING SHARES OF CLASS A, CLASS C OR CLASS D PRIOR TO JULY 28, 1997. ACCORDINGLY, "TOTAL FUND OPERATING EXPENSES," AS SHOWN ABOVE WITH RESPECT TO THOSE CLASSES, ARE ESTIMATES BASED UPON THE SUM OF 12b-1 FEES, MANAGEMENT FEES AND ESTIMATED "OTHER EXPENSES."

* EFFECTIVE NOVEMBER 1, 1998, THE INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE INVESTMENT MANAGER AND THE FUND WAS AMENDED TO REDUCE THE FEE PAID BY THE FUND TO THE INVESTMENT MANAGER FROM AN ANNUAL RATE OF 1.00% OF DAILY NET ASSETS NOT EXCEEDING $1 BILLION; 0.95% OF DAILY NET ASSETS EXCEEDING $1 BILLION BUT NOT EXCEEDING $2 BILLION; AND 0.90% OF THE PORTION OF DAILY NET ASSETS EXCEEDING $2 BILLION, TO 0.95% OF DAILY NET ASSETS NOT EXCEEDING $1 BILLION; 0.90% OF DAILY NET ASSETS EXCEEDING $1 BILLION BUT NOT EXCEEDING $2 BILLION; AND 0.85% OF THE PORTION OF DAILY NET ASSETS EXCEEDING $2 BILLION. "MANAGEMENT FEES" AND "TOTAL FUND OPERATING EXPENSES" HAVE BEEN RESTATED TO REFLECT THE LOWER FEE.

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                                                                                   10
EXAMPLES                                            1 Year   3 Years   5 Years    Years
--------------------------------------------------  ------   -------   -------   -------
You would pay the following expenses on a $1,000
 investment assuming (1) a 5% annual return and
 (2) redemption at the end of each time period:
    Class A.......................................   $68       $102      $137      $237
    Class B.......................................   $74       $105      $148      $273
    Class C.......................................   $34       $75       $128      $273
    Class D.......................................   $14       $44       $76       $167

You would pay the following expenses on the same
 $1,000 investment assuming no redemption at the
 end of the period:
    Class A.......................................   $68       $102      $137      $237
    Class B.......................................   $24       $75       $128      $273
    Class C.......................................   $24       $75       $128      $273
    Class D.......................................   $14       $44       $76       $167


    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF EACH CLASS MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Purchase of Fund Shares--Plan of Distribution" and "Redemptions and Repurchases."

    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following per share data and ratios for a share of capital stock outstanding throughout each of the periods through October 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants. The information for the six-month period ended April 30, 1998 is unaudited. The financial highlights should be read in conjunction with the financial statements, notes thereto, and the unqualified report of independent accountants which are contained in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge upon request of the Fund.



                                                                                                       FOR THE
                             FOR THE                                                                    PERIOD
                               SIX                                                                   NOVEMBER 30,
                              MONTHS                                                                    1990*
                              ENDED                    FOR THE YEAR ENDED OCTOBER 31,                  THROUGH
                            APRIL 30,    ----------------------------------------------------------  OCTOBER 31,
CLASS B SHARES                1998++     1997***++   1996      1995      1994      1993     1992**       1991
                            ----------   --------  --------  --------  --------  --------  --------  ------------
                            (UNAUDITED)
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................    $12.83       $18.89    $18.77    $21.60    $19.80    $12.69    $11.72   $10.00
                            ----------   --------  --------  --------  --------  --------  --------  ------------
Net investment income
 (loss)...................     (0.01)        0.01      0.05      0.08     (0.10)    (0.04)    (0.01)    0.06
Net realized and
 unrealized gain (loss)...     (1.56)       (5.77)     0.50     (1.94)     2.22      7.15      1.14     1.69
                            ----------   --------  --------  --------  --------  --------  --------  ------------
Total from investment
 operations...............     (1.57)       (5.76)     0.55     (1.86)     2.12      7.11      1.13     1.75
                            ----------   --------  --------  --------  --------  --------  --------  ------------
Less dividends and
 distributions from:
   Net investment
   income.................     (0.19)       (0.30)    (0.43)       --        --        --     (0.01)   (0.03)
   Net realized gain......        --           --        --     (0.97)    (0.32)       --     (0.15)      --
                            ----------   --------  --------  --------  --------  --------  --------  ------------
Total dividends and
 distributions............     (0.19)       (0.30)    (0.43)    (0.97)    (0.32)       --     (0.16)   (0.03)
                            ----------   --------  --------  --------  --------  --------  --------  ------------
Net asset value, end of
 period...................    $11.07       $12.83    $18.89    $18.77    $21.60    $19.80    $12.69   $11.72
                            ----------   --------  --------  --------  --------  --------  --------  ------------
                            ----------   --------  --------  --------  --------  --------  --------  ------------
TOTAL INVESTMENT
 RETURN+..................  (12.25)%(1)  (31.01)%     3.00%   (8.65)%    10.69%    56.13%     9.86%   17.54%     (1)
RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................     2.83%(2)     2.44%     2.39%     2.45%     2.41%     2.38%     2.77%    2.43%     (2)(3)
Net investment income
 (loss)...................   (0.23)%(2)     0.03%     0.18%     0.35%   (0.70)%   (0.46)%   (0.30)%    0.61%     (2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions..............      $562         $744    $1,624    $1,442    $1,571      $694      $177      $86
Portfolio turnover rate...       38%(1)       42%       49%       50%       35%       30%       73%      70%     (1)
Average commission rate
 paid.....................   $0.0059      $0.0075   $0.0095        --        --        --        --       --


---------------
  * COMMENCEMENT OF OPERATIONS.
 ** NET INVESTMENT LOSS WAS COMPUTED BASED UPON THE MONTHLY AVERAGE SHARES
    OUTSTANDING.
*** PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF
    THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
    ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) NOT ANNUALIZED.
 (2) ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 2.83% AND 0.22%, RESPECTIVELY.

--------------------------------------------------------------------------------


                                                                                            FOR THE PERIOD
                                                                                            JULY 28, 1997*
                                                                          FOR THE SIX          THROUGH
                                                                          MONTHS ENDED       OCTOBER 31,
CLASS A SHARES                                                          APRIL 30, 1998++        1997++
                                                                        ----------------   ----------------
                                                                          (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.86            $ 19.39
                                                                            -------            -------
Net investment income.................................................         0.03                 --
                                                                            -------            -------
Net realized and unrealized loss......................................        (1.56)             (6.53)
                                                                            -------            -------
Total from investment operations......................................        (1.53)             (6.53)
                                                                            -------            -------
Less dividends from net investment income.............................        (0.26)                --
                                                                            -------            -------
Net asset value, end of period........................................      $ 11.07            $ 12.86
                                                                            -------            -------
                                                                            -------            -------
TOTAL INVESTMENT RETURN+..............................................       (11.93)%(1)        (33.68)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.05%(2)           1.92%(2)
Net investment loss...................................................         0.48%(2)          (0.03)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $2,651               $622
Portfolio turnover rate...............................................           38%(1)             42%
Average commission rate paid..........................................      $0.0059            $0.0075

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.83            $ 19.39
                                                                            -------            -------
Net investment loss...................................................        (0.03)             (0.04)
Net realized and unrealized loss......................................        (1.52)             (6.52)
                                                                            -------            -------
Total from investment operations......................................        (1.55)             (6.56)
                                                                            -------            -------
Less dividends from net investment income.............................        (0.23)                --
                                                                            -------            -------
Net asset value, end of period........................................      $ 11.05            $ 12.83
                                                                            -------            -------
                                                                            -------            -------
TOTAL INVESTMENT RETURN+..............................................       (12.11)%(1)        (33.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.83%(2)           2.62%(2)
Net investment loss...................................................        (0.57)%(2)         (0.77)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,300               $819
Portfolio turnover rate...............................................           38%(1)             42%
Average commission rate paid..........................................      $0.0059            $0.0075


-------------
 * THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
   OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
   ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.

--------------------------------------------------------------------------------


                                                              FOR THE PERIOD
                                                              JULY 28, 1997*
                                            FOR THE SIX          THROUGH
                                            MONTHS ENDED       OCTOBER 31,
CLASS D SHARES                            APRIL 30, 1998++        1997++
                                          ----------------   ----------------
                                            (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....      $ 12.86            $ 19.39
                                              -------            -------
Net investment income...................         0.02               0.02
Net realized and unrealized loss........        (1.53)             (6.55)
                                              -------            -------
Total from investment operations........        (1.51)             (6.53)
                                              -------            -------
Less dividends from net investment
 income.................................        (0.27)                --
                                              -------            -------
Net asset value, end of period..........      $ 11.08            $ 12.86
                                              -------            -------
                                              -------            -------

TOTAL INVESTMENT RETURN+................       (11.79)%(1)        (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................         1.84%(2)           1.62%(2)
Net investment income...................         0.35%(2)           0.42%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................       $1,517               $118
Portfolio turnover rate.................           38%(1)             42%
Average commission rate paid............      $0.0059            $0.0075


-------------
 * THE DATE SHARES WERE FIRST ISSUED.

++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
   OUTSTANDING DURING THE PERIOD.

 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE
   PERIOD.

(1) NOT ANNUALIZED.

(2) ANNUALIZED.

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------


    Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund") (formerly named Dean Witter Pacific Growth Fund Inc.) is an open-end, diversified management investment company incorporated in the state of Maryland on June 13, 1990.



    Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. The Investment Manager, which was incorporated in July 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Dean Witter Advisors Inc. on June 22, 1998.



    MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc., serve in various investment management, advisory,
management and administrative capacities to    investment companies,   of which
are listed on the New York Stock Exchange, with combined assets of approximately
$    billion as of September 30, 1998. The Investment Manager also manages and advises portfolios of pension plans, other institutions and individuals which
aggregated approximately $   billion at such date.



    The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and supervise the investment of the Fund's assets. MSDW Advisors has retained MSDW Services to perform the aforementioned administrative services for the Fund.



    Under a Sub-Advisory Agreement between Morgan Stanley Asset Management Inc. ("MSAM" or the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities issued by issuers located in Asia, Australia and New Zealand and in countries located elsewhere around the world, subject to the overall supervision of the Investment Manager. The Fund's Directors review the various services provided by the Investment Manager and the Sub-Advisor to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.



    The Sub-Advisor, whose address is 1221 Avenue of the Americas, New York, New York, together with its institutional investment management affiliates manages, as of September 30, 1998, assets of approximately $ billion primarily for U.S. corporate and public employee benefit plans, investment companies, endowments, foundations and wealthy individuals. MSAM, like MSDW Advisors, is a wholly-owned subsidiary of MSDW.



    Prior to November, 1998, the Fund was sub-advised by another sub-advisor (the "Former Sub-Advisor"). In May 1998, the Former Sub-Advisor indicated its intention to resign and on June 2, 1998, the Board of Directors recommended that a new Sub-Advisory Agreement with MSAM be submitted to shareholders of the Fund for approval. The shareholders approved the new Sub-Advisory Agreement with MSAM on [August 18, 1998] and the new Sub-Advisory Agreement became effective on [November 1, 1998].



    At the same time that the new Sub-Advisory Agreement took effect, the Investment Manager and the Fund amended the Investment Management Agreement between the Investment Manager and the Fund to reduce the fee paid by the Fund to the Investment Manager as full compensation for the services and facilities furnished to the Fund and for expenses of the Fund assumed by the Investment Manager under the Investment Management Agreement by 0.05% of the Fund's average daily net assets. The new fee paid by the Fund to the Investment Manager is 0.95% of the portion of daily net assets not exceeding $1 billion; 0.90% of the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% of the portion of daily net assets exceeding $2 billion. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.



    For the fiscal year ended October 31, 1997, and therefore prior to the amendment of the Investment Management Agreement and the effectiveness of the lower fee, the Fund accrued total compensation to the Investment Manager amounting to 0.99% of the Fund's average daily net assets (of which 40% was accrued to the Sub-Advisor by the Investment Manager) and the total expenses of Class B amounted to 2.44% of the average daily net assets of Class B. Shares of Class A, Class C and Class D were first issued on July 28, 1997. The expenses of the Fund include: the fee of the Investment Manager; the fee pursuant to the Plan of Distribution (see "Purchase of Fund Shares"); taxes; transfer agent, custodian and auditing fees; certain legal fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Investment Manager under its Investment Management Agreement with the Fund.


INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    The investment objective of the Fund is to maximize the capital appreciation of its investments. There is no assurance that the objective will be achieved. This objective is fundamental and may not be changed without shareholder approval. The following policies may be changed by the Board of Directors without shareholder approval.

    The Fund seeks to achieve its investment objective by investing at least 65% of its total assets in securities issued by issuers located in Asia, Australia and New Zealand. Such issuers will include companies which are organized under the laws of an Asian country, Australia or New Zealand and have a principal office in an Asian country, Australia or New Zealand, or which derive 50% or more of their total revenues from business in an Asian country, Australia or New Zealand.


    The principal countries in which such issuers will be located are Japan, Australia, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, Indonesia, Taiwan, South Korea and India. The Fund's investment portfolio will be invested in at least three separate countries.


    The Fund may invest more than 25% of its total assets in Japan, reflecting the dominance of the Japanese stock market in the Pacific Basin. The concentration of the Fund's assets in Japanese issuers will subject the Fund to the risks of adverse social, political or economic events which occur in Japan. Specifically, investments in the Japanese stock market may entail a higher degree of risk than investments in other markets as, by fundamental measures of corporate valuation such as its high price-earnings ratios and low dividend yields, the Japanese market as a whole may appear expensive relative to other world stock markets (I.E., the prices of Japanese stocks may be relatively high). In addition, the prices of securities traded on the Japanese markets may be more volatile than many other markets.

    The Fund also may invest over 25% of its total assets in securities issued by issuers located in Hong Kong. In common with the other stock markets of the Pacific Basin, the Hong Kong stock market is more volatile, as measured by standard deviation, than the major equity markets of North America and Europe. On July 1, 1997, Hong Kong became part of the People's Republic of China, and now forms a Special Administrative Region within that country. The Government of China has indicated that it will not seek to alter the free market-oriented economic system of Hong Kong for at least fifty years following 1997.


    The Fund may also invest over 25% of its total assets in securities issued by issuers located in each of Malaysia, South Korea and Taiwan. These markets may also be more volatile than many other markets and, as in the case of other international equity markets, the value of equities can be impacted by unforeseen, adverse developments in the macro-economy or currency, political and/or social instability, government regulatory changes or individual corporate developments.


    The securities invested in will primarily consist of equity securities issued by companies based in Asian countries, Australia and New Zealand which the Investment Manager and/or Sub-Advisor believe are most likely to help the Fund meet its investment objective, but may also include fixed-income securities issued or guaranteed by (or the direct obligations of) the governments of such countries (including zero coupon treasury securities), when it is deemed by the Investment Manager or Sub-Advisor that such investments are consistent with the Fund's investment objective. For example, there may be times when the Investment Manager or Sub-Advisor determines that the prices of government securities are more likely to appreciate than those of equity securities. Such an occasion might arise when inflation concerns have led to general increases in interest rates. Such fixed-income securities which will be purchased by the Fund are likely to be obligations of the treasuries of Australia or Japan. In addition, the Fund may invest in fixed-income securities which are, either alone or in combination with a warrant, option or other right, convertible into the common stock of an issuer, when the Investment Manager or the Sub-Advisor determines that such securities are more likely to appreciate in value than the common stock of such issuers or when the Investment Manager or Sub-Advisor wishes to hedge the risk inherent in the direct purchase of the equity of a given issuer, by receiving a steady stream of interest payments. The Fund will select convertible securities of issuers whose common stock has, in the opinion of the Investment Manager or Sub-Advisor, a potential to appreciate in price. The Fund may also purchase equity and fixed-income securities which are issued in private placements and warrants or other securities conveying the right to purchase common stock.



    The decisions of the Investment Manager and Sub-Advisor to invest in securities for the Fund will be based on a general strategy of selecting those issuers which they believe have shown a high rate of growth in earnings. Moreover, securities will primarily be selected which possess, on both an absolute basis and as compared with other securities in their region and around the world, attractive price/earnings, price/cash flow and price/revenue ratios.


    The Fund may also purchase securities issued by various agencies and instrumentalities of the U.S. Government. These will include obligations backed by the full faith and credit of the United States (such as those issued by the Government National Mortgage Association); obligations whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury (such as those issued by the Federal National Mortgage Association); and obligations backed by the credit of the issuing agency or instrumentality (such as those issued by the Federal Farm Credit System).

    The Fund may be investing up to 10% of its total assets in securities issued by other investment companies. Such investments are necessary in order to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual issuers. The Fund will incur any indirect expenses incurred through investment in an investment company, such as the payment of a management fee (which may result in the payment of an additional advisory fee). Furthermore, it should be noted that foreign investment companies are not subject to the U.S. securities laws and may be subject to fewer or less stringent regulations than U.S. investment companies.

    The remainder of the Fund's portfolio equalling, at times, up to 35% of the Fund's total assets, may be invested in equity and/or fixed-income and convertible securities issued by issuers located anywhere in the world, including the United States, subject to the Fund's investment objective. In addition, this portion of the Fund's portfolio will consist of various other financial instruments such as forward foreign exchange contracts, futures contracts and options (see below).


    It is anticipated that the securities held by the Fund in its portfolio will be denominated, principally, in the liquid Asian currencies and the Australian dollar. Such currencies include the Japanese yen, Malaysian ringgit, Singapore dollar, Hong Kong dollar, Thai baht, Philippine peso, Indonesia rupiah, Taiwan dollar, South Korean won and Indian rupee. Securities of issuers within a given country may be denominated in the currency of a different country.


    The Fund may also invest in securities of foreign issuers in the form of American Depository Receipts (ADRs) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs, in registered form, are designed for use in United States securities markets.

    There may be periods during which market conditions warrant reduction of some or all of the Fund's securities holdings. During such periods, the Fund may adopt a temporary "defensive" posture in which greater than 35% of its net assets are invested in cash or money market instruments. Under such circumstances, the money market instruments in which the Fund may invest are securities issued or guaranteed by the U.S. Government; American bank obligations, such as certificates of deposit; Eurodollar certificates of deposit; obligations of American savings institutions; and commercial paper of American issuers rated within the two highest grades by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

RISK CONSIDERATIONS

    FOREIGN SECURITIES. Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies. Fluctuations in the relative rates of exchange between the currencies of different nations will affect the value of the Fund's investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and thereby impact upon the Fund's total return on such assets.

    Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade. The foreign currency transactions of the Fund will be conducted on a spot basis or through forward contracts or futures contracts (see below). The Fund may incur certain costs in connection with these currency transactions.

    Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Political and economic developments in Asia may have profound effects upon the value of a large segment of the Fund's portfolio. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Fund trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to the Fund due to subsequent declines in value of such securities and the inability of the Fund to make intended security purchases due to settlement problems could result in a failure of the Fund to make potentially advantageous investments.


    The foreign securities in which the Fund will be investing may be issued by issuers located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.


                                  ------------

    To hedge against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies) the Fund may engage in transactions in forward foreign currency contracts, options on securities and currencies, and futures contracts and options on futures contracts on securities, currencies and indexes. The Fund may also purchase options on securities to facilitate its participation in the potential appreciation of the value of the underlying securities. A discussion of these transactions follows and is supplemented by further disclosure in the Statement of Additional Information.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

    The Fund will enter into forward contracts under various circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the Fund is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


    At other times, when, for example, the Investment Manager or Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or some other foreign currency, the Fund may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities (or securities which the Fund has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected when it is determined by the Investment Manager or Sub-Advisor that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.


    In addition, when the Fund anticipates purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, it may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency. The Fund may, however, close out the forward contract without purchasing the security which was the subject of the "anticipatory" hedge.

    Lastly, the Fund is permitted to enter into forward contracts with respect to currencies in which certain of its portfolio securities are denominated and on which options have been written (see "Options and Futures Transactions").


    In all of the above circumstances, if the currency in which the Fund's portfolio securities (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the Fund will have realized fewer gains than had the Fund not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager and/or Sub-Advisor.


    The Fund generally will not enter into a forward contract with a term of greater than one year, although it may enter into forward contracts for periods of up to five years. To the extent that the Fund enters into forward foreign currency contracts to hedge against a decline in the value of portfolio holdings denominated in a particular foreign currency resulting from currency fluctuations, there is a risk that the Fund may nevertheless realize a gain or loss as a result of currency fluctuations after such portfolio holdings are sold if the Fund is unable to enter into an "offsetting" forward foreign currency contract with the same party or another party. The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code of 1986 (the "Code") requirements relating to qualifications as a regulated investment company (see "Dividends, Distributions and Taxes").

OPTIONS AND FUTURES TRANSACTIONS

    Call and put options on U.S. Treasury notes, bonds and bills, on various foreign currencies and on equity securities are listed on several U.S. and foreign securities exchanges and are written in over-the-counter transactions ("OTC options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price.

    OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC.

    COVERED CALL WRITING. The Fund is permitted to write covered call options on portfolio securities which are denominated in either U.S. dollars or foreign currencies and on the U.S. dollar and foreign currencies, without limit, in order to hedge against the decline in the value of a security or currency and to close out long call option positions. As a writer of a call option, the Fund has the obligation, upon notice of exercise of the option, to deliver the security or amount of currency underlying the option (certain listed and OTC call options written by the Fund will be exercisable by the purchaser only on a specific date).

    Given the Fund's objective of seeking capital appreciation, it should be recognized that the writing of covered call options on portfolio securities will reduce the potential for the Fund to realize capital appreciation on such securities unless and until such time as the option expires unexercised or the Fund enters into an "offsetting" transaction. For this reason, it is expected that, under normal market conditions, the Fund will not write covered call options on all or substantially all of its portfolio securities. The Fund, however, may write covered call options on currencies in amounts representing substantially all of the value of its foreign holdings if determined by the Investment Manager to be appro priate to protect the Fund against the risks of adverse fluctuations in the values of foreign currencies.

    PURCHASING CALL AND PUT OPTIONS. The Fund may purchase listed and OTC call and put options in amounts equalling up to 5% of its total assets. The Fund may purchase call options to close out a covered call position (see "Covered Call Writing" above) or to protect against an increase in the price of a security it anticipates purchasing or, in the case of call options on a foreign currency, to hedge against an adverse exchange rate change of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security or may purchase put options on currencies in which such securities are denominated or a different related foreign currency to protect itself against a decline in the value of the currency in which the securities are denominated. There are no other limits on the Fund's ability to purchase call and put options.

    FUTURES CONTRACTS. The Fund may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on common stocks, such underlying fixed-income securities as U.S. Treasury bonds, notes, and bills and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency" futures) and on such indexes of U.S. or foreign equity and fixed-income securities as may exist or come into being, such as the Nikkei 225 Stock Index ("index" futures). As a futures contract purchaser, the Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

    The Fund will purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. The Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices.

    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right

(in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Fund will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

    RISKS OF OPTIONS AND FUTURES TRANSACTIONS. The Fund may close out its position as writer of an option, or as a buyer or seller of a futures contract, only if a liquid secondary market exists for options or futures contracts of that series. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer.

    Exchanges may limit the amount by which the price of many futures contracts may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

    While the futures contracts and options transactions to be engaged in by the Fund for the purpose of hedging the Fund's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk is that the Fund's management could be incorrect in its expectations as to the direction or extent of various interest rate or price movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Fund would lose money on the sale.

    Another risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities, currencies and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the U.S. dollar cash prices of the Fund's portfolio securities and their denominated currencies. Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

    The Fund, by entering into transactions in foreign futures and options markets, will also incur risks similar to those discussed above under the section entitled "Foreign Securities."

OTHER INVESTMENT POLICIES

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Fund, and which typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. While repurchase agreements involve certain risks not associated with direct investments in debt securities, including the risks of default or bankruptcy of the selling financial institution, the Fund follows procedures to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and maintaining adequate collateralization.

    ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by the Fund may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

    A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Fund's net asset value.

    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to certain notice provisions described in the Statement of Additional Information), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities.

    Except as specifically noted, all investment objectives, policies and practices discussed above are not fundamental policies of the Fund and, as such, may be changed without shareholder approval.


    YEAR 2000. The investment management and advisory services provided to the Fund by the Investment Manager and the Sub-Advisor and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Sub-Advisor, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.



    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


PORTFOLIO MANAGEMENT


    The Fund's portfolio is actively managed by its Investment Manager and the Sub-Advisor with a view to achieving the Fund's investment objective. In determining which securities to purchase for the Fund or hold in the Fund's portfolio, the Investment Manager and the Sub-Advisor will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, including Dean Witter Reynolds Inc., Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Manager, and the Investment Manager's and Sub-Advisor's own analysis of factors they deem relevant.



    Timothy Jensen, Principal of the Sub-Advisor, and Ashutosh Sinha, Vice President of the Sub-Advisor, each a member of the Sub-Advisor's emerging markets group, are the primary portfolio managers of the Fund. Prior to joining the Sub-Advisor in January 1998, Mr. Jensen was a Partner at Ardsley Partners (July, 1994-December, 1997) and prior thereto was a Vice President of Bankers Trust (June, 1993-June, 1994). Prior to joining the Sub-Advisor in June, 1995, Mr. Sinha was an analyst at SBI Funds Management Ltd. (1993-1995).



    Personnel of the Investment Manager and Sub-Advisor have substantial experience in the use of the investment techniques described above under the heading "Options and Futures Transactions," which techniques require skills different from those needed to select the portfolio securities underlying various options and futures contracts.



    Orders for transactions in portfolio securities and commodities may be placed for the Fund with a number of brokers and dealers, including DWR, Morgan Stanley & Co. Incorporated, other broker-dealer affiliates of the Investment Manager and Sub-Advisor. Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds Inc. In addition, the Fund may incur brokerage commissions on transactions conducted through Dean Witter Reynolds Inc., Morgan Stanley & Co. Incorporated, other brokers and dealers that are affiliates of the Investment Manager and the Sub-Advisor.



    Although the Fund does not intend to engage in short-term trading, it may sell portfolio securities without regard to the length of time that they have been held when such sale will, in the opinion of the Investment Manager or Sub-Advisor, contribute to the Fund's investment objective. It is not anticipated that the Fund's portfolio turnover rate will exceed 100% in any one year.


    The expenses of the Fund relating to its portfolio management are likely to be greater than those incurred by other investment companies investing primarily in securities issued by domestic issuers as custodial costs, brokerage commissions and other transaction charges related to investing in foreign markets are generally higher than in the United States.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions which have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. For purposes of the following limitations: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund may not:

   1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

   2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

   3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry.

   4. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities.

   5. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the provisions of Section 12(d) of the Act and any rules promulgated thereunder (e.g., the Fund may not invest in more than 3% of the outstanding voting securities of any investment company).

   6. Invest more than 10% of its total assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days.

    Generally, OTC options and the assets used as "cover" for written OTC options are "illiquid securities" (securities for which no active and substantial secondary market exists). However, the Fund is permitted to treat the securities it uses as cover for written OTC options as liquid provided it follows a procedure whereby it will sell OTC options only to qualified dealers who agree that the Fund may repurchase such options at a maximum price to be calculated pursuant to a predetermined formula set forth in the option agreement. The formula may vary from agreement to agreement, but is generally based on a multiple of the premium received by the Fund for writing the option plus the amount, if any, of the option's intrinsic value. An OTC option is considered an illiquid asset only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

GENERAL


    The Fund offers each Class of its shares for sale to the public on a continuous basis. Pursuant to a Distribution Agreement between the Fund and Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor"), an affiliate of the Investment Manager, shares of the Fund are distributed by the Distributor and offered by Dean Witter Reynolds Inc. ("DWR"), a selected dealer and subsidiary of Morgan Stanley Dean

Witter & Co., and other dealers which have entered into agreements with the Distributor ("Selected Broker-Dealers"). It is anticipated that DWR will undergo a change of corporate name which is expected to incorporate the brand name of "Morgan Stanley Dean Witter," pending approval of various regulatory authorities. The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.


    The Fund offers four classes of shares (each, a "Class"). Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except for certain specific circumstances. Class B shares are sold without an initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) payable upon most redemptions within six years after purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) Class C shares are sold without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase. Class D shares are sold without an initial sales charge or CDSC and are available only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans), and to certain other limited categories of investors. At the discretion of the Board of Directors of the Fund, Class A shares may be sold to categories of investors in addition to those set forth in this prospectus at net asset value without a front-end sales charge, and Class D shares may be sold to certain other categories of investors, in each case as may be described in the then current prospectus of the Fund. See "Alternative Purchase Arrangements-- Selecting a Particular Class" for a discussion of factors to consider in selecting which Class of shares to purchase.


    The minimum initial purchase is $1,000 for each Class of shares, although Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or $25 million) initial investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares of the Fund and other Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds") and shares of Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds") and concurrent investments in Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds will be aggregated. Subsequent purchases of $100 or more may be made by sending a check, payable to Morgan Stanley Dean Witter Pacific Growth Fund Inc., directly to Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent" or "MSDW Trust") at P.O. Box 1040, Jersey City, NJ 07303 or by contacting a Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class D shares. If no Class is specified, the Transfer Agent will not process the transaction until the proper Class is identified. The minimum initial purchase, in the case of investments through EasyInvest, an automatic purchase plan (see "Shareholder Services"), is $100, provided that the schedule of automatic investments will result in investments totalling at least $1,000 within the first twelve months. The minimum initial purchase in the case of an "Education IRA" is $500, if the Distributor has reason to believe that additional investments will increase the investment in the account to $1,000 within three years. In the case of investments pursuant to (i) Systematic Payroll Deduction Plans (including Individual Retirement Plans), (ii) the MSDW Advisors mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset based fee for services in the nature of investment advisory, administrative and/ or brokerage services, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, provided, in the case of Systematic Payroll Deduction Plans, that the Distributor has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. Certificates for shares purchased will not be issued unless a request is made by the shareholder in writing to the Transfer Agent.


    Shares of the Fund are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. Since DWR and other Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive income dividends and capital gain distributions if their order is received by the close of business on the day prior to the record date for such dividends and distributions. Sales personnel of a Selected Broker-Dealer are compensated for selling shares of the Fund at the time of their sale by the Distributor or any of its affiliates and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. The Fund and the Distributor reserve the right to reject any purchase orders.


ALTERNATIVE PURCHASE ARRANGEMENTS

    The Fund offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class D shares, is offered only to limited categories of investors (see "No Load Alternative--Class D Shares" below).
    Each Class A, Class B, Class C or Class D share of the Fund represents an identical interest in the investment portfolio of the Fund except that Class A, Class B and Class C shares bear the expenses of the ongoing shareholder service fees, Class B and Class C shares bear the expenses of the ongoing distribution fees and Class A, Class B and Class C shares which are redeemed subject to a CDSC bear the expense of the additional incremental distribution costs resulting from the CDSC applicable to shares of those Classes. The ongoing distribution fees that are imposed on Class A, Class B and Class C shares will be imposed directly against those Classes and not against all assets of the Fund and, accordingly, such charges against one Class will not affect the net asset value of any other Class or have any impact on investors choosing another sales charge option. See "Plan of Distribution" and "Redemptions and Repurchases."
    Set forth below is a summary of the differences between the Classes and the factors an investor should consider when selecting a particular Class. This summary is qualified in its entirety by detailed discussion of each Class that follows this summary.
    CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for certain purchases. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase, except for certain specific circumstances. Class A shares are also subject to a 12b-1 fee of up to 0.25% of the average daily net assets of the Class. See "Initial Sales Charge Alternative--Class A Shares."

    CLASS B SHARES. Class B shares are offered at net asset value with no initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) if redeemed within six years of purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) This CDSC may be waived for certain redemptions. Class B shares are also subject to an annual 12b-1 fee of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B. The Class B shares' distribution fee will cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares.
    After approximately ten (10) years, Class B shares will convert automatically to Class A shares of the Fund, based on the relative net asset values of the shares of the two Classes on the conversion date. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted at that time. See "Contingent Deferred Sales Charge Alternative--Class B Shares."
    CLASS C SHARES. Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on redemptions made within one year after purchase. This CDSC may be waived for certain redemptions. They are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class C shares. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. See "Level Load Alternative--Class C Shares."
    CLASS D SHARES. Class D shares are available only to limited categories of investors (see "No Load Alternative--Class D Shares" below). Class D shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any 12b-1 fees. See "No Load Alternative--Class D Shares."
    SELECTING A PARTICULAR CLASS. In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:
    The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Investors who prefer an initial sales charge alternative may elect to purchase Class A shares. Investors qualifying for significantly reduced or, in the case of purchases of $1 million or more, no initial sales charges may find Class A shares particularly attractive because similar sales charge reductions are not available with respect to Class B or Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than are Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional investment amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.
    Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, although Class C shares are subject to a significantly lower CDSC upon redemptions, they do not, unlike Class B shares, convert into Class A shares after approximately ten years, and, therefore, are subject to an ongoing 12b-1 fee of 1.0% (rather than the 0.25% fee applicable to Class A shares) for an indefinite period of time. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Other investors, however, may elect to purchase Class C shares if, for example, they determine that they do not wish to be subject to a front-end sales charge and they are uncertain as to the length of time they intend to hold their shares.

    For the purpose of meeting the $5 million (or $25 million) minimum investment amount for Class D shares, holdings of Class A shares in all Morgan Stanley Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Morgan Stanley Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount.

    Sales personnel may receive different compensation for selling each Class of shares. Investors should understand that the purpose of a CDSC is the same as that of the initial sales charge in that the sales charges applicable to each Class provide for the financing of the distribution of shares of that Class.
    Set forth below is a chart comparing the sales charge, 12b-1 fees and conversion options applicable to each Class of shares:

-----------------------------------------------------------
                                              CONVERSION
  CLASS       SALES CHARGE     12b-1 FEE       FEATURE
-----------------------------------------------------------
    A      Maximum 5.25%         0.25%            No
           initial sales
           charge reduced for
           purchases of
           $25,000 and over;
           shares sold
           without an initial
           sales charge
           generally subject
           to a 1.0% CDSC
           during first year.
-----------------------------------------------------------
    B      Maximum 5.0% CDSC      1.0%     B shares convert
           during the first                to A shares
           year decreasing to              automatically
           0 after six years               after
                                           approximately
                                           ten years
-----------------------------------------------------------
    C      1.0% CDSC during       1.0%            No
           first year
-----------------------------------------------------------
    D             None            None            No

    See "Purchase of Fund Shares" and "The Fund and its Management" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Determination of Net Asset Value," "Dividends, Distributions and Taxes" and "Shareholder Services--Exchange Privilege" for other differences between the Classes of shares.

INITIAL SALES CHARGE ALTERNATIVE--
CLASS A SHARES

    Class A shares are sold at net asset value plus an initial sales charge. In some cases, reduced sales charges may be available, as described below. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased), except for certain specific circumstances. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed (i) in the circumstances set forth below in the section "Contingent Deferred Sales Charge Alternative--Class B Shares CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class A shares, and (ii) in the circumstances identified in the section "Additional Net Asset Value Purchase Options" below. Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the average daily net assets of the Class.
    The offering price of Class A shares will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value" below), plus a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                          SALES CHARGE
                           ------------------------------------------
                              PERCENTAGE OF          APPROXIMATE
        AMOUNT OF            PUBLIC OFFERING    PERCENTAGE OF AMOUNT
   SINGLE TRANSACTION             PRICE               INVESTED
-------------------------  -------------------  ---------------------
Less than $25,000........           5.25%                 5.54%
$25,000 but less
     than $50,000........           4.75%                 4.99%
$50,000 but less
     than $100,000.......           4.00%                 4.17%
$100,000 but less
     than $250,000.......           3.00%                 3.09%
$250,000 but less
     than $1 million.....           2.00%                 2.04%
$1 million and over......              0                     0

    Upon notice to all Selected Broker-Dealers, the Distributor may reallow up to the full applicable sales charge as shown in the above schedule during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such Selected Broker-Dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.
    The above schedule of sales charges is applicable to purchases in a single transaction by, among others: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his, her or their own accounts; (c) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Internal Revenue Code; (f) employee benefit plans qualified under Section 401 of the Internal Revenue Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of
Section 2(a)(3)(c) of the Act; and for investments in Individual Retirement Accounts of employees of a single employer through Systematic Payroll Deduction plans; or (g) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

    COMBINED PURCHASE PRIVILEGE. Investors may have the benefit of reduced sales charges in accordance with the above schedule by combining purchases of Class A shares of the Fund in single transactions with the purchase of Class A shares of other Morgan Stanley Dean Witter Multi-Class Funds and shares of FSC Funds. The sales charge payable on the purchase of the Class A shares of the Fund, the Class A shares of the other Morgan Stanley Dean Witter Multi-Class Funds and the shares of the FSC Funds will be at their respective rates applicable to the total amount of the combined concurrent purchases of such shares.


    RIGHT OF ACCUMULATION. The above persons and entities may benefit from a reduction of the sales charges in accordance with the above schedule if the cumulative net asset value of Class A shares purchased in a single transaction, together with shares of the Fund and other Morgan Stanley Dean Witter Funds previously purchased at a price including a front-end sales charge (including shares of the Fund and other Morgan Stanley Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions), which are held at the time of such transaction, amounts to $25,000 or more. If such investor has a cumulative net asset value of shares of FSC Funds and Class A and Class D shares that, together with the current investment amount, is equal to at least $5 million ($25 million for certain qualified plans), such investor is eligible to purchase Class D shares subject to the $1,000 minimum initial investment requirement of that Class of the Fund. See "No Load Alternative--Class D Shares" below.

    The Distributor must be notified by DWR or a Selected Broker-Dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Selected Broker-Dealer or the Transfer Agent fails to confirm the investor's represented holdings.

    LETTER OF INTENT. The foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from DWR or other Selected Broker-Dealers. The cost of Class A shares of the Fund or shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the date of receipt by the Distributor of the Letter of Intent, or of Class A shares of the Fund or shares of other Morgan Stanley Dean Witter Funds acquired in exchange for shares of such funds purchased during such period at a price including a front-end sales charge, which are still owned by the shareholder, may also be included in determining the applicable reduction.

    ADDITIONAL NET ASSET VALUE PURCHASE OPTIONS. In addition to investments of $1 million or more, Class A shares also may be purchased at net asset value by the following:

    (1) trusts for which MSDW Trust (which is an affiliate of the Investment Manager) provides discretionary trustee services;


    (2) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (such investments are subject to all of the terms and conditions of such programs, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares);


    (3) employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") with at least 200 eligible employees and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement;


    (4) Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees;


    (5) investors who are clients of a Morgan Stanley Dean Witter Financial Advisor who joined Morgan Stanley Dean Witter from another investment firm within six months prior to the date of purchase of Fund shares by such investors, if the shares are being purchased with the proceeds from a redemption of shares of an open-end proprietary mutual fund of the Financial Advisor's previous firm which imposed either a front-end or deferred sales charge, provided such purchase was made within sixty days after the redemption and the proceeds of the redemption had been maintained in the interim in cash or a money market fund; and

    (6) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund.
    No CDSC will be imposed on redemptions of shares purchased pursuant to paragraphs (1), (2) or (5), above.
    For further information concerning purchases of the Fund's shares, contact DWR or another Selected Broker-Dealer or consult the Statement of Additional Information.

CONTINGENT DEFERRED SALES CHARGE
ALTERNATIVE--CLASS B SHARES

    Class B shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on most Class B shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments for Class B shares made during the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption. In addition, Class B shares are subject to an annual 12b-1 fee of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B.
    Except as noted below, Class B shares of the Fund which are held for six years or more after purchase (calculated from the last day of the month in which the shares were purchased) will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:


         YEAR SINCE PURCHASE            CDSC AS A PERCENTAGE
             PAYMENT MADE                OF AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          5.0%
Second...............................`          4.0%
Third.................................          3.0%
Fourth................................          2.0%
Fifth.................................          2.0%
Sixth.................................          1.0%
Seventh and thereafter................          None



    In the case of Class B shares of the Fund purchased on or after July 28, 1997 by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, shares held for three years or more after purchase (calculated as described in the paragraph above) will not be subject to any CDSC upon redemption. However, shares redeemed earlier than three years after purchase may be subject to a CDSC (calculated as described in the paragraph above), the percentage of which will depend on how long the shares have been held, as set forth in the following table:


         YEAR SINCE PURCHASE            CDSC AS A PERCENTAGE
             PAYMENT MADE                OF AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          2.0%
Second................................          2.0%
Third.................................          1.0%
Fourth and thereafter.................          None


    CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption; (ii) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of FSC Funds or of other Morgan Stanley Dean Witter Funds acquired in exchange for such shares. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.


    In addition, the CDSC, if otherwise applicable, will be waived in the case of:

    (1) redemptions of shares held at the time a shareholder dies or becomes
disabled, only if the shares are:   (a) registered either in the name of an
individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

    (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (c) a tax-free return of an excess contribution to an IRA; and


    (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plan which offers investment companies managed by the Investment Manager or its subsidiary, MSDW Services, as self-directed investment alternatives and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("Eligible Plan"), provided that either: (a) the plan continues to be an Eligible Plan after the redemption; or (b) the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants.


    With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.


    CONVERSION TO CLASS A SHARES. All shares of the Fund held prior to July 28, 1997 have been designated Class B shares. Shares held before May 1, 1997 will convert to Class A shares in May, 2007. In all other instances Class B shares will convert automatically to Class A shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately ten (10) years after the date of the original purchase. The ten year period is calculated from the last day of the month in which the shares were purchased or, in the case of Class B shares acquired through an exchange or a series of exchanges, from the last day of the month in which the original Class B shares were purchased, provided that shares originally purchased before May 1, 1997 will convert to Class A shares in May, 2007. The conversion of shares purchased on or after May 1, 1997 will take place in the month following the tenth anniversary of the purchase. There will also be converted at that time such proportion of Class B shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares purchased and owned by the shareholder. In the case of Class B shares held by a Qualified Retirement Plan for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the first shares of a Morgan Stanley Dean Witter Multi-Class Fund purchased by that plan. In the case of Class B shares previously exchanged for shares of an "Exchange Fund" (see "Shareholder Services--Exchange Privilege"), the period of time the shares were held in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired) is excluded from the holding period for conversion. If those shares are subsequently re-exchanged for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund, the holding period resumes on the last day of the month in which Class B shares are reacquired.


    If a shareholder has received share certificates for Class B shares, such certificates must be delivered to the Transfer Agent at least one week prior to the date for conversion. Class B shares evidenced by share certificates that are not received by the Transfer Agent at least one week prior to any conversion date will be converted into Class A shares on the next scheduled conversion date after such certificates are received.

    Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B shares immediately prior to the conversion, and (iii) Class A shares received on conversion will have a holding period that includes the holding period of the converted Class B shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B shares would continue to be subject to Class B 12b-1 fees.

LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold at net asset value next determined without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class C shares. Class C shares are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares will be subject to 12b-1 fees applicable to Class C shares for an indefinite period subject to annual approval by the Fund's Board of Directors and regulatory limitations.

NO LOAD ALTERNATIVE--CLASS D SHARES


    Class D shares are offered without any sales charge on purchase or redemption and without any 12b-1 fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement) and the following categories of investors: (i) investors participating in the MSDW Advisors mutual fund asset allocation program pursuant to which such persons pay an asset based fee; (ii) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (subject to all of the terms and conditions of such programs referred to in (i) and (ii) above, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares); (iii) 401(k) plans established by DWR and SPS Transaction Services, Inc. (an affiliate of DWR) for their employees; (iv) certain Unit Investment Trusts sponsored by DWR; (v) certain other open-end investment companies whose shares are distributed by the Distributor; and (vi) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund. Investors who require a $5 million (or $25 million) minimum initial investment to qualify to purchase Class D shares may satisfy that requirement by investing that amount in a single transaction in Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds, subject to the $1,000 minimum initial investment required for that Class of the Fund. In addition, for the purpose of meeting the $5 million (or $25 million) minimum investment amount, holdings of Class A shares in all Morgan Stanley Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Morgan Stanley Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount. If a shareholder redeems Class A shares and purchases Class D shares, such redemption may be a taxable event.


PLAN OF DISTRIBUTION

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of Class A, Class B and Class C shares of the Fund. In the case of Class A and Class C shares, the Plan provides that the Fund will reimburse the Distributor and others for the expenses of certain activities and services incurred by them specifically on behalf of those shares. Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed amounts equal to payments at the annual rates of 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively. In the case of Class B shares, the Plan provides that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B. The fee is treated by the Fund as an expense in the year it is accrued. In the case of Class A shares, the entire amount of the fee currently represents a service fee within the meaning of the NASD guidelines. In the case of Class B and Class C shares, a portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets of each of these Classes, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.


    Additional amounts paid under the Plan in the case of Class B and Class C shares are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the shares of those Classes, including the payment of commissions for sales of the shares of those Classes and incentive compensation to and expenses of Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan in the case of Class B shares to compensate DWR and other Selected Broker-Dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

    For the fiscal year ended October 31, 1997, Class B shares of the Fund accrued payments under the Plan amounting to $14,155,635, which amount is equal to 1.0% of the average daily net assets of Class B for the fiscal year. These payments were calculated pursuant to clause (b) of the compensation formula under the Plan. All shares held prior to July 28, 1997 have been designated Class B shares. For the fiscal period July 28 through October 31, 1997, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $278 and $1,074, respectively, which amounts on an annualized basis are equal to 0.25% and 1.00% of the average daily net assets of Class A and Class C, respectively, for such period.
    In the case of Class B shares, at any given time, the expenses in distributing Class B shares of the Fund may be in excess of the total of (i) the payments made by the Fund pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of Class B shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that such excess amounts, including the carrying charge described above, totalled $41,117,586 at October 31, 1997, which was equal to 5.53% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Directors will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other Selected Broker-Dealer representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to account executives at the time of sale totalled $11,148 in the case of Class C at December 31, 1997, which amount was equal to 1.67% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open by taking the value of the net assets of the Fund, dividing by the number of shares outstanding and adjusting to the nearest cent. The assets belonging to the Class A, Class B, Class C and Class D shares will be invested together in a single portfolio. The net asset value of each Class, however, will be determined separately by subtracting each Class's accrued expenses and liabilities. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Sub-Advisor that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange. Dividends receivable are accrued as of the ex-dividend date or as of the time that the relevant ex-dividend date and amounts become known.


    Short-term debt securities with remaining maturities of sixty days or less to maturity at the time of purchase are valued at amortized cost, unless the Directors determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Directors.

    Certain securities in the Fund's portfolio may be valued by an outside pricing service approved by the Fund's Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.


    Generally, trading in foreign securities, as well as corporate bonds, United States government securities and money market instruments, is substantially completed each day at various times prior to 4:00 p.m., New York time. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to 4:00 p.m., New York time. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and 4:00 p.m., New York time, and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.


SHAREHOLDER SERVICES
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    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. All income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund (or, if specified by the shareholder, in shares of any other open-end Morgan Stanley Dean Witter Fund), unless the shareholder requests that they be paid in cash. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").



    EASYINVEST-SM-. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund (see "Purchase of Fund Shares" and "Redemptions and Repurchases-- Involuntary Redemption").


    INVESTMENT OF DIVIDENDS OR DISTRIBUTIONS RECEIVED IN CASH. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution in shares of the applicable Class at the net asset value per share next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").


    TAX-SHELTERED RETIREMENT PLANS. Retirement plans are available for use by corporations, the self-employed, Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax advisor.



    For further information regarding plan administration, custodial fees and other details, investors should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.


    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September, and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly or quarterly amount. Withdrawal plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.


    Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about any of the above services.


EXCHANGE PRIVILEGE


    Shares of each Class may be exchanged for shares of the same Class of any other Morgan Stanley Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of the following funds:
Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund and five Morgan Stanley Dean Witter funds which are money market funds (the "Exchange Funds"). Class A shares may also be exchanged for shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Morgan Stanley Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.



    An exchange to another Morgan Stanley Dean Witter Multi-Class Fund, any FSC Fund, Global Short-Term or any Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund from the Fund, shares of the Fund are redeemed out of the Fund at their next calculated net asset value and the proceeds of the redemption are used to purchase shares of the money market fund at their net asset value determined the following business day. Subsequent exchanges between any of the money market funds and any of the Morgan Stanley Dean Witter Multi-Class Funds, FSC Funds, Global Short-Term or any Exchange Fund that is not a money market fund can be effected on the same basis.



    No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. During the period of time the shareholder remains in an Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period (for the purpose of determining the rate of the CDSC) is frozen. If those shares are subsequently re-exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund or shares of Global Short-Term, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund or shares of Global Short-Term are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of a Morgan Stanley Dean Witter Multi-Class Fund or in shares of Global Short-Term (see "Purchase of Fund Shares"). In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC Fund. In the case of shares of the Fund exchanged into an Exchange Fund, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees incurred on or after that date which are attributable to those shares (Exchange Fund 12b-1 distribution fees are described in the prospectuses for those funds.) Class B shares of the Fund acquired in exchange for shares of Global Short-Term or Class B shares of another Morgan Stanley Dean Witter Multi-Class Fund having a different CDSC schedule than that of this Fund will be subject to the higher CDSC schedule, even if such shares are subsequently re-exchanged for shares of the fund with the lower CDSC schedule.



    ADDITIONAL INFORMATION REGARDING EXCHANGES. Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Investment Manager to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Investment Manager's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund and each of the other Morgan Stanley Dean Witter Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Morgan Stanley Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on exchange of shares of the Fund pledged in the margin account.


    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement of each Class of shares and any other conditions imposed by each fund. In the case of a shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.


    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the Morgan Stanley Dean Witter Funds (for which the Exchange Privilege is available) pursuant to this Exchange Privilege by contacting their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll-free).


    The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.


    Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m. New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization Form and who is unable to reach the Fund by telephone should contact his or her Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Morgan Stanley Dean Witter Funds in the past.



    For further information regarding the Exchange Privilege, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.


REDEMPTIONS AND REPURCHASES
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    REDEMPTION. Shares of each Class of the Fund can be redeemed for cash at any time at the net asset value per share next determined less the amount of any applicable CDSC in the case of Class A, Class B or Class C shares (see "Purchase of Fund Shares"). If shares are held in a shareholder's account without a share certificate, a written request for redemption sent to the Fund's Transfer Agent at P.O. Box 983, Jersey City, N.J. 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption, along with any additional documentation required by the Transfer Agent.

    REPURCHASE. DWR and other Selected Broker-Dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other Selected Broker-Dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed (see "Purchase of Fund Shares") after such repurchase order is received by DWR or other Selected Broker-Dealer, reduced by any applicable CDSC.


    The CDSC, if any, will be the only fee imposed upon repurchase by the Fund or the Distributor. The offers by DWR and other Selected Broker-Dealers to repurchase shares may be suspended without notice by them at any time. In that event, shareholders may redeem their shares through the Fund's Transfer Agent as set forth above under "Redemption."



    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. Payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended under unusual circumstances; e.g., when normal trading is not taking place on the New York Stock Exchange. If the shares to be redeemed have recently been purchased by check (including a certified or bank cashier's check), payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on redemption of shares of the Fund pledged in the margin account.


    REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent and receive a pro rata credit for any CDSC paid in connection with such redemption or repurchase.

    INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem, on sixty days notice and at net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under
Section 403(b)(7) of the Code) whose shares due to redemptions by the shareholder have a value of less than $100 or such lesser amount as may be fixed by the Directors or, in the case of an account opened through EasyInvest, if after twelve months the shareholder has invested less than $1,000 in the account. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares is less than the applicable amount and allow the shareholder sixty days to make an additional investment in an amount which will increase the value of the account to at least the applicable amount before the redemption is processed. No CDSC will be imposed on any involuntary redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES
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    DIVIDENDS AND DISTRIBUTIONS. The Fund declares dividends separately for each Class of shares and intends to pay dividends and to distribute substantially all of the Fund's net investment income and net realized short-term and long-term capital gains, if any, at least once each year. The Fund may, however, determine either to distribute or to retain all or part of any long-term capital gains in any year for reinvestment.

    All dividends and any capital gains distributions will be paid in additional shares of the same Class and automatically credited to the shareholder's account without issuance of a share certificate unless the shareholder requests in writing that all dividends and/or distributions be paid in cash. Shares acquired by dividend and distribution reinvestments will not be subject to any front-end sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C shares because distribution fees paid by Class B and Class C shares are higher. (See "Shareholder Services--Automatic Investment of Dividends and Distributions".)

    TAXES. Because the Fund intends to continue to distribute all of its net investment income and net short-term capital gains to shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Code, it is not expected that the Fund will be required to pay any federal income tax on such income and capital gains.

    Gains or losses on the Fund's transactions in certain listed options on securities and on futures and options on futures traded on U.S. exchanges generally are treated as 60% long-term gain or loss and 40% short-term gain or loss. When the Fund engages in options and futures transactions, various tax regulations applicable to the Fund may have the effect of causing the Fund to recognize a gain or loss for tax purposes before that gain or loss is realized, or to defer recognition of a realized loss for tax purposes. Recognition, for tax purposes, of an unrealized loss may result in a lesser amount of the Fund's realized net gains being available for distribution.

    Shareholders will normally have to pay federal income taxes, and any applicable state and/or local income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income and net short-term capital gains, are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following calendar year prior to February 1, will be deemed, for tax purposes, to have been received by the shareholder in the prior calendar year.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. It is not anticipated that any portion of the Fund's distributions will be eligible for the dividends received deduction to corporate shareholders.

    The Fund may at times make payments from sources other than income or net capital gains. Payments from such sources will, in effect, represent a return of a portion of each shareholder's investment. All, or a portion, of such payments will not be taxable to shareholders.

    After the end of the year, shareholders will receive full information on their dividends and capital gains distributions for tax purposes. Shareholders will also be notified of their proportionate share of long-term capital gains distributions that are eligible for a reduced rate of tax under the Taxpayer Relief Act of 1997.

    To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.

    Dividends, interest and gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. If it qualifies for and has made the appropriate election with the Internal Revenue Service, the Fund will report annually to its shareholders the amount per share of such taxes, to enable shareholders to claim United States foreign tax credits or deductions with respect to such taxes. In the absence of such an election, the Fund would deduct foreign tax in computing the amount of its distributable income.


    The foregoing discussion relates solely to the federal income tax consequences of an investment in the Fund. Distributions may also be subject to state and local taxes; therefore, each shareholder is advised to consult his or her own tax advisor.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    From time to time the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The total return of the Fund is based on historical earnings and is not intended to indicate future performance. The "average annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in a Class of the Fund of $1,000 over a period of one year and five years, as well as over the life of the Fund. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets, all expenses incurred by the applicable Class and all sales charges which would be incurred by shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.

    In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund. Such calculations may or may not reflect the deduction of any sales charge which, if reflected, would reduce the performance quoted. The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations (such as mutual fund performance rankings of Lipper Analytical Services, Inc.).

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. All shares of the Fund are of common stock of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class

A's expenses, if such proposal is submitted separately to Class A shareholders. Also, as discussed herein, Class A, Class B and Class C bear the expenses related to the distribution of their respective shares.


    The Fund is not required to hold Annual Meetings of Shareholders and, in ordinary circumstances, the Fund does not intend to hold such meetings. The Directors may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Fund's By-Laws. Under certain circumstances, the Directors may be removed by action of the Directors or by the Shareholders.



    CODE OF ETHICS. Directors, officers and employees of MSDW Advisors, MSDW Services and MSDW Distributors are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Morgan Stanley Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Morgan Stanley Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.



    The Fund's Sub-Advisor also has a Code of Ethics which complies with regulatory requirements and, insofar as it relates to persons associated with the Fund, the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


    MASTER/FEEDER CONVERSION. The Fund reserves the right to seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund.

    SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

Morgan Stanley Dean Witter

Pacific Growth Fund Inc.
Two World Trade Center
New York, New York 10048

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

CUSTODIAN

The Chase Manhattan Bank
One Chase Plaza
New York, NY 10005

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT


Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER


Morgan Stanley Dean Witter Advisors Inc.



SUB-ADVISOR



Morgan Stanley Asset Management Inc.



MORGAN STANLEY

DEAN WITTER
PACIFIC GROWTH
FUND


                               [PHOTO]
                                                  PROSPECTUS -- NOVEMBER 1, 1998

STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 1998                          MORGAN STANLEY
                                          DEAN WITTER
                                          PACIFIC GROWTH
                                          FUND INC.


------------------------------------------------------------


    Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund") is an open-end, diversified management investment company, whose investment objective is to maximize the capital appreciation of its investments. The Fund seeks to achieve its investment objective by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.



    A Prospectus for the Fund dated November 1, 1998, which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund at the address or telephone numbers listed below or from the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.



Morgan Stanley Dean Witter
Pacific Growth Fund Inc.
Two World Trade Center
New York, New York 10048
(212) 392-2550 or
(800) 869-NEWS (toll-free)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management............................................................          3

Directors and Officers.................................................................          8

Investment Practices and Policies......................................................         13

Investment Restrictions................................................................         28

Portfolio Transactions and Brokerage...................................................         29

The Distributor........................................................................         31

Determination of Net Asset Value.......................................................         36

Purchase of Fund Shares................................................................         37

Shareholder Services...................................................................         39

Redemptions and Repurchases............................................................         44

Dividends, Distributions and Taxes.....................................................         46

Performance Information................................................................         47

Description of Common Stock............................................................         49

Custodian and Transfer Agent...........................................................         49

Independent Accountants................................................................         50

Reports to Shareholders................................................................         50

Legal Counsel..........................................................................         50

Experts................................................................................         50

Registration Statement.................................................................         50

Financial Statements--October 31, 1997.................................................         51

Report of Independent Accountants......................................................         75

Financial Statements--April 30, 1998 (unaudited).......................................         76

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND


    The Fund was incorporated under the laws of the state of Maryland on June 13, 1990 under the name "Dean Witter Pacific Growth Fund Inc." On June 22, 1998, the Directors of the Fund adopted an Amendment to the Certificate of Incorporation of the Fund changing the name of the Fund to Morgan Stanley Dean Witter Pacific Growth Fund Inc.


THE INVESTMENT MANAGER


    Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager" or "MSDW Advisors"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation. The daily management of the Fund and research relating to the Fund's portfolio are conducted by or under the direction of officers of the Fund and of the Investment Manager and the Sub-Advisor, subject to review by the Fund's Board of Directors. Information as to these Directors and officers is contained under the caption "Directors and Officers."



    MSDW Advisors is the investment manager or investment advisor of the following investment companies, which are collectively referred to as the "Morgan Stanley Dean Witter Funds":



OPEN-END FUNDS

        1  Active Assets California Tax-Free Trust
        2  Active Assets Government Securities Trust
        3  Active Assets Money Trust
        4  Active Assets Tax-Free Trust
        5  Morgan Stanley Dean Witter American Value Fund
        6  Morgan Stanley Dean Witter Balanced Growth Fund
        7  Morgan Stanley Dean Witter Balanced Income Fund
        8  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
        9  Morgan Stanley Dean Witter California Tax-Free Income Fund
       10  Morgan Stanley Dean Witter Capital Appreciation Fund
       11  Morgan Stanley Dean Witter Capital Growth Securities
       12  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS" Portfolio
       13  Morgan Stanley Dean Witter Convertible Securities Trust
       14  Morgan Stanley Dean Witter Developing Growth Securities Trust
       15  Morgan Stanley Dean Witter Diversified Income Trust
       16  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
       17  Morgan Stanley Dean Witter Equity Fund
       18  Morgan Stanley Dean Witter European Growth Fund Inc.
       19  Morgan Stanley Dean Witter Federal Securities Trust
       20  Morgan Stanley Dean Witter Financial Services Trust
       21  Morgan Stanley Dean Witter Fund of Funds
       22  Morgan Stanley Dean Witter Global Dividend Growth Securities
       23  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
       24  Morgan Stanley Dean Witter Global Utilities Fund
       25  Morgan Stanley Dean Witter Growth Fund
       26  Morgan Stanley Dean Witter Hawaii Municipal Trust
       27  Morgan Stanley Dean Witter Health Sciences Trust
       28  Morgan Stanley Dean Witter High Yield Securities Inc.
       29  Morgan Stanley Dean Witter Income Builder Fund
       30  Morgan Stanley Dean Witter Information Fund
       31  Morgan Stanley Dean Witter Intermediate Income Securities
       32  Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust

       33  Morgan Stanley Dean Witter International SmallCap Fund
       34  Morgan Stanley Dean Witter Japan Fund
       35  Morgan Stanley Dean Witter Limited Term Municipal Trust
       36  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
       37  Morgan Stanley Dean Witter Market Leader Trust
       38  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
       39  Morgan Stanley Dean Witter Mid-Cap Growth Fund
       40  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
       41  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
       42  Morgan Stanley Dean Witter New York Municipal Money Market Trust
       43  Morgan Stanley Dean Witter New York Tax-Free Income Fund
       44  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
       45  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
       46  Dean Witter Retirement Series
       47  Morgan Stanley Dean Witter Select Dimensions Investment Series
       48  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
       49  Morgan Stanley Dean Witter Short-Term Bond Fund
       50  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
       51  Morgan Stanley Dean Witter Special Value Fund
       52  Morgan Stanley Dean Witter S&P 500 Index Fund
       53  Morgan Stanley Dean Witter Strategist Fund
       54  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
       55  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
       56  Morgan Stanley Dean Witter U.S. Government Money Market Trust
       57  Morgan Stanley Dean Witter U.S. Government Securities Trust
       58  Morgan Stanley Dean Witter Utilities Fund
       59  Morgan Stanley Dean Witter Value-Added Market Series
       60  Morgan Stanley Dean Witter Variable Investment Series
       61  Morgan Stanley Dean Witter World Wide Income Trust

CLOSED-END FUNDS
        1  InterCapital California Insured Municipal Income Trust
        2  InterCapital California Quality Municipal Securities
        3  Dean Witter Government Income Trust
        4  High Income Advantage Trust
        5  High Income Advantage Trust II
        6  High Income Advantage Trust III
        7  InterCapital Income Securities Inc.
        8  InterCapital Insured California Municipal Securities
        9  InterCapital Insured Municipal Bond Trust
       10  InterCapital Insured Municipal Income Trust
       11  InterCapital Insured Municipal Securities
       12  InterCapital Insured Municipal Trust
       13  Municipal Income Opportunities Trust
       14  Municipal Income Opportunities Trust II
       15  Municipal Income Opportunities Trust III
       16  Municipal Income Trust
       17  Municipal Income Trust II
       18  Municipal Income Trust III
       19  Municipal Premium Income Trust
       20  InterCapital New York Quality Municipal Securities
       21  Morgan Stanley Dean Witter Prime Income Trust
       22  InterCapital Quality Municipal Income Trust

       23  InterCapital Quality Municipal Investment Trust
       24  InterCapital Quality Municipal Securities



    In addition, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), a wholly-owned subsidiary of MSDW Advisors, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment advisor (the "TCW/DW Funds"):


OPEN-END FUNDS

        1  TCW/DW Emerging Markets Opportunities Trust
        2  TCW/DW Global Telecom Trust
        3  TCW/DW Income and Growth Fund
        4  TCW/DW Latin American Growth Fund
        5  TCW/DW Mid-Cap Equity Trust
        6  TCW/DW North American Government Income Trust
        7  TCW/DW Small Cap Growth Fund
        8  TCW/DW Total Return Trust


CLOSED-END FUNDS

        1  TCW/DW Term Trust 2000
        2  TCW/DW Term Trust 2002
        3  TCW/DW Term Trust 2003



    MSDW Advisors also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of Templeton Global Governments Income Trust, a closed-end investment company; and
(iii) investment advisor of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in the International Active Assets Account program and are neither citizens nor residents of the United States.



    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to supervise the investment of the Fund's assets. The Investment Manager, through consultation with Morgan Stanley Asset Management Inc. (the "Sub-Advisor") and through its own portfolio management staff, obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously oversee the management of the assets of the Fund in a manner consistent with its investment objective.



    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, statements of additional information, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. The Investment Manager has retained MSDW Services to provide its administrative services under the Agreement.



    Expenses not expressly assumed by the Investment Manager under the Management Agreement, by the Sub-Advisor pursuant to the Sub-Advisory Agreement (see below), or by the Distributor of the Fund's shares, Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor"), (see "The Distributor") will be paid by the Fund. These expenses will be allocated among the four classes of shares of the Fund (each, a "Class") pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the

Plan of Distribution pursuant to Rule 12b-1 (the "12b-1 fee") (see "The Distributor"), charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Directors or members of any advisory board or committee who are not employees of the Investment Manager or Sub-Advisor or any corporate affiliate of the Investment Manager or Sub-Advisor; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of the Fund's legal counsel, including counsel to the Directors who are not interested persons of the Fund or of the Investment Manager or Sub-Advisor (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Directors.



    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Management Agreement in no way restricts the Investment Manager from acting as investment manager or advisor to others.



    Pursuant to a sub-advisory agreement between the Investment Manager and Sub-Advisor (the "Sub-Advisory Agreement"), the Sub-Advisor has been retained, subject to the overall supervision of the Investment Manager and the Directors of the Fund, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends with respect to Pacific basin issuers and to manage the portion of the Fund's portfolio invested in securities issued by issuers located in Asia, Australia and New Zealand, subject to the supervision of the Investment Manager. On occasion, the Sub-Advisor will also provide the Investment Manager with investment advice concerning potential investment opportunities for the Fund which are available outside of Asia, Australia and New Zealand.



    Morgan Stanley Asset Management Inc. ("MSAM"), a subsidiary of Morgan Stanley Dean Witter & Co. and an affiliate of the Investment Manager, whose address is 1221 Avenue of the Americas, New York, New York 10020, became the Fund's Sub-Advisor effective [November 1, 1998]. MSAM, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of September 30, 1998 MSAM, together with its affiliated asset management companies, had approximately $ billion in assets under management as an investment manager or as a fiduciary advisor. MSAM has been managing international securities since 1986.



    Prior to November, 1998 the Fund was sub-advised by Morgan Grenfell Investment Services Limited (the "Former Sub-Advisor") pursuant to a sub-advisory agreement between the Investment Manager and the Former Sub-Advisor (the "Prior Sub-Advisory Agreement"). In May, 1998, the Former Sub-Advisor indicated its intention to resign and on June 2, 1998, the Board of Directors recommended that the Sub-Advisory Agreement with MSAM described above be submitted to shareholders for approval. The shareholders of the Fund approved the Sub-Advisory Agreement on [August 18, 1998] and the Sub-Advisory Agreement became effective on [November 1, 1998].

    At the same time that the Sub-Advisory Agreement took effect, the Investment Manager and the Fund amended the Management Agreement between the Investment Manager and the Fund to reduce the fee paid by the Fund to the Investment Manager as full compensation for the services and facilities furnished to the Fund and for expenses of the Fund assumed by the Investment Manager under the Management Agreement from an annual rate of 1.00% of the portion of daily net assets not exceeding $1 billion; 0.95% of the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.90% of the portion of daily net assets exceeding $2 billion to an annual rate of 0.95% of the portion of daily net assets not exceeding $1 billion; 0.90% of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% of the portion of daily net assets exceeding $2 billion. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. For the fiscal years ended October 31, 1995, 1996 and 1997, the Fund accrued to the Investment Manager total compensation under the Investment Management Agreement of $14,008,538, $16,242,482 and $13,946,846, respectively.



    Both the Investment Manager and the Sub-Advisor have authorized any of their directors, officers and employees who have been elected as Directors or officers of the Fund to serve in the capacities in which they have been elected. Services furnished by the Investment Manager and the Sub-Advisor may be furnished by directors, officers and employees of the Investment Manager and the Sub-Advisor. In connection with the services rendered by the Sub-Advisor, the Sub-Advisor bears the following expenses: (a) the salaries and expenses of its personnel; and (b) all expenses incurred by it in connection with performing the services provided by it as Sub-Advisor, as described above.



    As full compensation for the services and facilities furnished to the Fund and the Investment Manager and expenses of the Fund and the Investment Manager assumed by the Sub-Advisor, the Investment Manager paid the Former Sub-Advisor and will pay the Sub-Advisor monthly compensation equal to 40% of the Investment Manager's monthly compensation payable under the Management Agreement. For the fiscal years ended October 31, 1995, 1996 and 1997, the Investment Manager informed the Fund that it accrued to the Former Sub-Advisor total compensation under the Sub-Advisory Agreement of $5,603,415, $6,496,993 and $5,578,738, respectively.


    Under their terms, both Agreements had an initial term ending April 30, 1999, and provide that each will continue from year to year thereafter, provided continuance of each Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of the Fund, or by the Directors of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Directors of the Fund who are not parties to the Agreements or "interested persons" (as defined in the Act) of any such party (the "Independent Directors"), which votes must be cast in person at a meeting called for the purpose of voting on such approval.


    The following owned 5% or more of the outstanding shares of Class A on August 5, 1998: Warren W. Youel & Linda S. Youel Jt ten, 7810 N. Sendero De Juana, Tucson, AZ 85718-7518 -- 36.813%; MSDW Trust Trustee, Cygnus, Inc., P.O. Box 957, Jersey City, N.J. 07303-0957 -- 10.721%; Beatus Pension Trust, U/A dated 3/1/71 B.L. Beatus MD TTEE, 55 Humphreys Center, Suite 300, Memphis, TN 38120-2353 -- 5.489%. The following owned 5% or more of the outstanding shares of Class C on August 5, 1998: Rita Ross Mahmood, 500 Ruby Drive, Mesquite, NV 89027-2921 -- 6.862%. The following owned 5% or more of the outstanding shares of Class D on August 5, 1998: Hare & Company, c/o the Bank of New York, P.O. Box 11203, New York, N.Y. 10286-1203 -- 79.637%; Joseph & Patricia Reinkemeyer, Trustees for the Reinkemeyer Family Trust dated 5/8/86, 1281 Skyline Boulevard, Reno, N.V. 89509-3585 -- 7.227%; IAM & AW Local Lodge PM#2848, Multi-Emp Wage Reduction 401K Psp, 3/6/86 Trustee J. Winterhalter, P.O. Box 3039, Birmingham, MI 48012-3039 -- 6.318%. The following owned 25% or more of the outstanding shares of Class A on August 5, 1998: Warren W. Youel & Linda S. Youel Jt TEN, 7810 N. Sendero De Juana, Tucson, AZ 85718-7518 -- 36.813%; The following owned 25% or more of the outstanding shares of Class D on August 5, 1998: Hare & Company, c/o The Bank of New York, P.O. Box 11203, New York, N.Y. 10286-1203 -- 79.637%.

    The Fund has acknowledged that the name "Morgan Stanley Dean Witter" is a property right of MSDW. The Fund has agreed that MSDW or any corporate affiliate of MSDW may use, or at any time permit others to use, the name "Morgan Stanley Dean Witter." The Fund has also agreed that in the event the investment management contract between MSDW Advisors and the Fund is terminated, or if the affiliation between MSDW Advisors and its parent company is terminated, the Fund will eliminate the name "Morgan Stanley Dean Witter" from its name if MSDW, or any corporate affiliate of MSDW or its parent company shall so request.



DIRECTORS AND OFFICERS

--------------------------------------------------------------------------------


    The Directors and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with MSDW Advisors, and with the 87 Morgan Stanley Dean Witter Funds and the 11 TCW/DW Funds are shown below:



NAME, AGE, POSITION WITH FUND
         AND ADDRESS               PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------  --------------------------------------------------
Michael Bozic (57)              Chairman and Chief Executive Officer of Levitz
Director                        Furniture Corporation (since November, 1995);
c/o Levitz Furniture            Director or Trustee of the Morgan Stanley Dean
Corporation                     Witter Funds; formerly President and Chief
7887 N. Federal Highway         Executive Officer of Hills Department Stores (May,
Boca Raton, Florida             1991-July, 1995); formerly, variously Chairman,
                                Chief Executive Officer, President and Chief
                                Operating Officer (1987-1991) of the Sears
                                Merchandise Group of Sears, Roebuck and Co.;
                                Director of Eaglemark Financial Services, Inc. and
                                Weirton Steel Corporation.

Charles A. Fiumefreddo* (65)    Chairman, Director or Trustee, President and Chief
Chairman, President, Chief      Executive Officer of the Morgan Stanley Dean
 Executive Officer and          Witter Funds; Chairman, Chief Executive Officer
Director                        and Trustee of the TCW/DW Funds; formerly
Two World Trade Center          Chairman, Chief Executive Officer and Director of
New York, New York              MSDW Advisors, MSDW Distributors and MSDW
                                Services, Executive Vice President and Director of
                                Dean Witter Reynolds Inc. ("DWR"), Chairman and
                                Director of Morgan Stanley Dean Witter Trust FSB
                                ("MSDW Trust"), and Director and/or officer of
                                various MSDW subsidiaries (until June, 1998).

Edwin J. Garn (65)              Director or Trustee of the Morgan Stanley Dean
Director                        Witter Funds; formerly United States Senator
c/o Huntsman Corporation        (R-Utah) (1974-1992) and Chairman, Senate Banking
500 Huntsman Way                Committee (1980-1986); formerly Mayor of Salt Lake
Salt Lake City, Utah 84111      City, Utah (1971-1974); formerly Astronaut, Space
                                Shuttle Discovery (April 12-19, 1985); Vice
                                Chairman, Huntsman Corporation (since January,
                                1993); Director of Franklin Covey (time management
                                systems), John Alden Financial Corp. (health
                                insurance), United Space Alliance (joint venture
                                between Lockheed Martin and the Boeing Company)
                                and Nuskin Asia Pacific (multilevel marketing);
                                member of the board of various civic and
                                charitable organizations.

NAME, AGE, POSITION WITH FUND
         AND ADDRESS               PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------  --------------------------------------------------
John R. Haire (73)              Chairman of the Audit Committee and Director or
Director                        Trustee of the Morgan Stanley Dean Witter Funds;
Two World Trade Center          Chairman of the Audit Committee and Trustee of the
New York, New York              TCW/DW Funds; formerly Chairman of the Independent
                                Directors or Trustees of the Morgan Stanley Dean
                                Witter Funds and the TCW/DW Funds (until June,
                                1998); formerly President, Council for Aid to
                                Education (1978-1989) and Chairman and Chief
                                Executive Officer of Anchor Corporation, an
                                Investment Advisor (1964-1978).

Wayne E. Hedien (64)            Retired; Director or Trustee of the Morgan Stanley
Director                        Dean Witter Funds; Director of The PMI Group, Inc.
c/o Gordon Altman Butowsky      (private mortgage insurance); Trustee and Vice
 Weitzen Shalov & Wein          Chairman of The Field Museum of Natural History;
Counsel to the Independent      formerly associated with the Allstate Companies
Director                        (1966-1994), most recently as Chairman of The
114 West 47th Street            Allstate Corporation (March, 1993-December, 1994)
New York, New York              and Chairman and Chief Executive Officer of its
                                wholly-owned subsidiary, Allstate Insurance
                                Company (July, 1989-December, 1994); director of
                                various other business and charitable
                                organizations.

Dr. Manuel H. Johnson (49)      Senior Partner, Johnson Smick International, Inc.,
Director                        a consulting firm; Co-Chairman and a founder of
c/o Johnson Smick               the Group of Seven Council (G7C), an international
International, Inc.             economic commission; Director or Trustee of the
1133 Connecticut Avenue, N.W.   Morgan Stanley Dean Witter Funds; Trustee of the
Washington, D.C.                TCW/DW Funds; Director of NASDAQ (since June,
                                1995); Director of Greenwich Capital Markets, Inc.
                                (broker-dealer) and NVR, Inc. (home construction);
                                Chairman and Trustee of the Financial Accounting
                                Foundation (oversight organization of the
                                Financial Accounting Standards Board); formerly
                                Vice Chairman of the Board of Governors of the
                                Federal Reserve System (1986-1990) and Assistant
                                Secretary of the U.S. Treasury (1982-1986).

Michael E. Nugent (62)          General Partner, Triumph Capital, L.P., a private
Director                        investment partnership; Director or Trustee of the
Triumph Capital, L.P.           Morgan Stanley Dean Witter Funds; Trustee of the
237 Park Avenue                 TCW/DW Funds; formerly Vice President, Bankers
New York, New York              Trust Company and BT Capital Corporation
                                (1984-1988); Director of various business
                                organizations.

Philip J. Purcell* (54)         Chairman of the Board of Directors and Chief
Trustee                         Executive Officer of MSDW, DWR and Novus Credit
1585 Broadway                   Services Inc.; Director of MSDW Distributors;
New York, New York              Director or Trustee of the Morgan Stanley Dean
                                Witter Funds; Director and/or officer of various
                                MSDW subsidiaries.

NAME, AGE, POSITION WITH FUND
         AND ADDRESS               PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------  --------------------------------------------------
John L. Schroeder (67)          Retired; Director or Trustee of the Morgan Stanley
Trustee                         Dean Witter Funds; Trustee of the TCW/DW Funds;
c/o Gordon Altman Butowsky      Director of Citizens Utilities Company; formerly
 Weitzen Shalov & Wein          Executive Vice President and Chief Investment
Counsel to the Independent      Officer of the Home Insurance Company (August,
Trustees                        1991-September, 1995).
114 West 47th Street
New York, New York

Barry Fink (43)                 Senior Vice President (since March, 1997) and
Vice President, Secretary       Secretary and General Counsel (since February,
 and General Counsel            1997) and Director (since July, 1998) of MSDW
Two World Trade Center          Advisors and MSDW Services; Senior Vice President
New York, New York              (since March, 1997) and Assistant Secretary and
                                Assistant General Counsel (since February, 1997)
                                of MSDW Distributors; Assistant Secretary of DWR
                                (since August, 1996); Vice President, Secretary
                                and General Counsel of the Morgan Stanley Dean
                                Witter Funds and the TCW/DW Funds (since February,
                                1997); previously First Vice President (June,
                                1993-February, 1997), Vice President (until June,
                                1993) and Assistant Secretary and Assistant
                                General Counsel of MSDW Advisors and MSDW Services
                                and Assistant Secretary of the Morgan Stanley Dean
                                Witter Funds and the TCW/DW Funds.

Thomas F. Caloia (52)           First Vice President and Assistant Treasurer of
Treasurer                       InterCapital and DWSC; Treasurer of the Dean
Two World Trade Center          Witter Funds and the TCW/DW Funds.
New York, New York


------------------------
 *Denotes Directors who are "interested persons" of the Fund, as defined in the Act.


    In addition, Mitchell M. Merin, President, Chief Executive Officer and Director of MSDW Advisors and MSDW Services, Chairman and Director of MSDW Distributors and MSDW Trust, Executive Vice President and Director of DWR, and Director of SPS Transaction Services, Inc. and various other MSDW subsidiaries, Robert M. Scanlan, President, Chief Operating Officer and Director of MSDW Advisors and MSDW Services, Executive Vice President of MSDW Distributors and MSDW Trust and Director of MSDW Trust, Robert S. Giambrone, Senior Vice President of MSDW Advisors, MSDW Services, MSDW Distributors and MSDW Trust and Director of MSDW Trust, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of MSDW Advisors and Director of MSDW Trust, and Mark Bavoso, Kenton J. Hinchliffe, Ira N. Ross and Paul D. Vance, Senior Vice Presidents of MSDW Advisors, are Vice Presidents of the Fund, and Marilyn K. Cranney and Carsten Otto, First Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, Frank Bruttomesso, LouAnne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, and Todd Lebo, a staff attorney with MSDW Advisors, are Assistant Secretaries of the Fund.



THE BOARD OF DIRECTORS, THE INDEPENDENT DIRECTORS, AND THE COMMITTEES



    The Board of Trustees consists of nine (9) trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds, and are referred to in this section as Directors. As of the date of this Statement of Additional Information, there are a total of 87 Morgan Stanley Dean Witter Funds, comprised of 133 portfolios. As of September 30, 1998, the Morgan
Stanley Dean Witter Funds had total net assets of approximately $     billion
and more than six million shareholders.

    Seven Directors (77% of the total number) have no affiliation or business connection with MSDW Advisors or any of its affiliated persons and do not own any stock or other securities issued by MSDW Advisors' parent company, MSDW. These are the "disinterested" or "independent" Directors. Four of the seven independent Directors are also Independent Trustees of the TCW/DW Funds.



    Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Morgan Stanley Dean Witter Funds seek as Independent Directors individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Directors who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.



    All of the Independent Directors serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1997, the Audit Committee, the Derivatives Committee and the Independent Directors held a combined total of seventeen meetings.



    The Independent Directors are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have such a plan.



    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and reviewing the adequacy of the Fund's system of internal controls.



    Finally, the Board of each Fund has formed a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS FOR ALL MORGAN STANLEY DEAN WITTER FUNDS



    The Independent Directors and the Funds' management believe that having the same Independent Directors for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Directors of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Directors of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Morgan Stanley Dean Witter Funds.

COMPENSATION OF INDEPENDENT DIRECTORS



    The Fund pays each Independent Director an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Directors, the Independent Directors or Committees of the Board of Directors attended by the Director (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750). If a Board meeting and a meeting of the Independent Directors or a Committee meeting, or a meeting of the Independent Directors and/or more than one Committee meeting, take place on a single day, the Directors are paid a single meeting fee by the Fund. The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Director. Mr. Haire currently serves as Chairman of the Audit Committee. Prior to June 1, 1998, Mr. Haire also served as Chairman of the Independent Directors, for which services the Fund paid him an additional annual fee of $1,200.



    The following table illustrates the compensation paid to the Fund's Independent Directors by the Fund for the fiscal year ended October 31, 1997.



                               FUND COMPENSATION



                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT DIRECTOR                                     FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,700
Edwin J. Garn.................................................       1,900
John R. Haire.................................................       3,850
Wayne E. Hedien...............................................         482
Dr. Manuel H. Johnson.........................................       1,850
Michael E. Nugent.............................................       1,900
John L. Schroeder.............................................       1,900



    The following table illustrates the compensation paid to the Fund's Independent Directors for the calendar year ended December 31, 1997 for services to the 84 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. Mr. Haire serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund and, prior to June 1, 1998, also served as Chairman of the Independent Directors or Trustees of those Funds. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Morgan Stanley Dean Witter Fund commenced on September 1, 1997.



    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                   FOR SERVICE AS                    TOTAL CASH
                                                                    CHAIRMAN OF      FOR SERVICE    COMPENSATION
                                                                    INDEPENDENT          AS              FOR
                               FOR SERVICE                         DIRECTORS/TRUSTEES  CHAIRMAN OF   SERVICES TO
                             AS DIRECTOR AND                         AND AUDIT       INDEPENDENT         84
                                COMMITTEE        FOR SERVICE AS    COMMITTEES OF      TRUSTEES         MORGAN
                               MEMBER OF 84       TRUSTEE AND            84           AND AUDIT        STANLEY
                              MORGAN STANLEY       COMMITTEE       MORGAN STANLEY   COMMITTEES OF    DEAN WITTER
NAME OF                        DEAN WITTER        MEMBER OF 14      DEAN WITTER          14         FUNDS AND 14
INDEPENDENT DIRECTOR              FUNDS           TCW/DW FUNDS         FUNDS        TCW/DW FUNDS    TCW/DW FUNDS
---------------------------  ----------------   ----------------   --------------   -------------   -------------
Michael Bozic..............      $133,602           --                 --               --            $133,602
Edwin J. Garn..............       149,702           --                 --               --             149,702
John R. Haire..............       149,702           $73,725           $157,463        $ 25,350         406,240
Wayne E. Hedien............        39,010           --                 --               --              39,010
Dr. Manuel H. Johnson......       145,702            71,125            --               --             216,827
Michael E. Nugent..........       149,702            73,725            --               --             223,427
John L. Schroeder..........       149,702            73,725            --               --             223,427



    As of the date of this Statement of Additional Information, 57 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Director who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Director referred to as an "Eligible Director") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Director is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 29.41% of his or her Eligible Compensation plus 0.4901667% of such Eligible Compensation for each full month of service as an Independent Director of any Adopting Fund in excess of five years up to a maximum of 58.82% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Director for service to the Adopting Fund in the five year period prior to the date of the Eligible Director's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Directors by the Fund for the fiscal year ended October 31, 1997 and by the 57 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1997, and the estimated retirement benefits for the Fund's Independent Directors, to commence upon their retirement, from the Fund as of October 31, 1997 and from the 57 Morgan Stanley Dean Witter Funds as of December 31, 1997.



   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS



                                            FOR ALL ADOPTING FUNDS          RETIREMENT BENEFITS        ESTIMATED ANNUAL
                                     ------------------------------------   ACCRUED AS EXPENSES            BENEFITS
                                          ESTIMATED                                                   UPON RETIREMENT(2)
                                       CREDITED YEARS        ESTIMATED     ----------------------   ----------------------
                                        OF SERVICE AT      PERCENTAGE OF                BY ALL        FROM      FROM ALL
                                         RETIREMENT          ELIGIBLE        BY THE    ADOPTING        THE      ADOPTING
NAME OF INDEPENDENT DIRECTOR            (MAXIMUM 10)       COMPENSATION       FUND       FUNDS        FUND        FUNDS
-----------------------------------  -------------------  ---------------  ----------------------   ---------  -----------
Michael Bozic......................              10             58.82%      $     372 $    20,499   $     925  $    55,026
Edwin J. Garn......................              10             58.82             620      30,878         925       55,026
John R. Haire......................              10             58.82             228     (19,823)(3)     2,246     132,002
Wayne E. Hedien....................               9             50.00               0           0         794       46,772
Dr. Manuel H. Johnson..............              10             58.82             250      12,832         925       55,026
Michael E. Nugent..................              10             58.82             468      22,546         925       55,026
John L. Schroeder..................               8             49.02             714      39,350         771       46,123


------------------------

(1) An Eligible Director may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Director and his or her spouse on the date of such Eligible Director's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Director and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Director may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.



(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Director's elections described in Footnote (1) above.



(3) This number reflects the effect of the extension of Mr. Haire's term as Director until May 1, 1999.



    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.


INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------


    PRIVATE PLACEMENTS. The Fund may invest up to 10% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A of the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

    The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Directors of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," such security will not be included within the category of "illiquid securities," which is limited by the Fund's investment restrictions to 10% of the Fund's total assets.

    CONVERTIBLE SECURITIES. The Fund may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objective.


    WARRANTS. The Fund may acquire warrants, including warrants which are attached to fixed-income securities purchased for its portfolio, and hold such warrants until the Investment Manager and/or the Sub-Advisor determines it is prudent to sell. Warrants are, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporations issuing them.


    U.S. GOVERNMENT SECURITIES. Securities issued by the U.S. Government, its agencies or instrumentalities in which the Fund may invest include:

        (1) U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

        (2) Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.

    Neither the value nor the yield of the U.S. Government securities which may be invested in by the Fund are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of any U.S. Government securities held by the Fund will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities.

    ZERO COUPON TREASURY SECURITIES. A portion of the U.S. Government securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury bills, notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). The Fund intends to invest in such zero coupon treasury securities as STRIPS, Treasury Receipts, Physical Coupons, and Proprietary Receipts. However, the Fund does not intend, during its current fiscal year, to invest in such securities in amounts totalling more than 5% of its total assets.

    The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year. As a result, the Fund may be forced to liquidate portfolio securities at a time which may be disadvantageous to the Fund, in order to have sufficient cash to make requisite distributions.

    Currently the only U.S. Treasury security issued without coupons is the Treasury bill. However a number of banks and brokerage firms have separated ("stripped") the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account).

    As stated in the Prospectus, the money market instruments which the Fund may purchase include U.S. Government securities, bank obligations, Eurodollar certificates of deposit, obligations of savings institutions, fully insured certificates of deposit and commercial paper. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1,000,000,000 or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1,000,000,000 or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1,000,000,000 or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1,000,000,000, if the principal amount of the obligation is insured by the Federal Deposit Insurance Corporation, limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    As discussed in the Prospectus, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") as a hedge against fluctuations in future foreign exchange rates. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial and investment banks) and their customers. Such forward contracts will only be entered into with United States banks and their foreign branches or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    When management of the Fund believes that the currency of a particular foreign country may suffer a substantial movement against the U.S. dollar, it may enter into a forward contract to purchase or sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served. The Fund's custodian bank will place cash, U.S. Government securities or other appropriate liquid portfolio securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

    Where, for example, the Fund is hedging a portfolio position consisting of foreign fixed-income securities denominated in a foreign currency against adverse exchange rate moves vis-a-vis the U.S. dollar, at the maturity of the forward contract for delivery by the Fund of a foreign currency, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency (however, the ability of the Fund to terminate a contract is contingent upon the willingness of the currency trader with whom the contract has been entered into to permit an offsetting transaction). It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

    If the Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    If the Fund purchases a fixed-income security which is denominated in U.S. dollars but which will pay out its principal based upon a formula tied to the exchange rate between the U.S. dollar and a foreign currency, it may hedge against a decline in the principal value of the security by entering into a forward contract to sell an amount of the relevant foreign currency equal to some or all of the principal value of the security.

    At times when the Fund has written a call option on a fixed-income security or the currency in which it is denominated, it may wish to enter into a forward contract to purchase or sell the foreign currency in which the security is denominated. A forward contract would, for example, hedge the risk of the security on which a call option has been written declining in value to a greater extent than the value of the premium received for the option. The Fund will maintain with its Custodian at all times, cash, U.S. Government securities, or other appropriate liquid portfolio securities in a segregated account equal in value to all forward contract obligations and option contract obligations entered into in hedge situations such as this.

    Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

OPTIONS AND FUTURES TRANSACTIONS

    As discussed in the Prospectus, the Fund may write covered call options against securities held in its portfolio and purchase options of the same series to effect closing transactions, and may hedge against potential changes in the market value of its investments (or anticipated investments) by purchasing put and call options on portfolio (or eligible portfolio) securities (and the currencies in which they are denominated) and engaging in transactions involving futures contracts and options on such contracts.

    Call and put options on U.S. Treasury notes, bonds and bills and on various foreign currencies are listed on several U.S. and foreign securities exchanges and are written in over-the-counter transactions ("OTC options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell, to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price.

    OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby "locking in" the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

    The Fund may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. The Fund may also write options to close out long call option positions.

    The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. While in the opinion of the management of the Fund, the market for such options has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    OTC OPTIONS. Exchange-listed options are issued by the OCC (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of the option, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

    COVERED CALL WRITING. As stated in the Prospectus, the Fund is permitted to write covered call options on portfolio securities and on the U.S. Dollar and foreign currencies, without limit, in order to aid in achieving its investment objectives. Generally, a call option is "covered" if the Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its Custodian in a segregated account) the underlying security (currency) subject to the option except that in the case of call options on U.S. Treasury Bills, the Fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if the Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the mark-to-market difference is maintained by the Fund in cash, U.S. Government securities or other liquid portfolio securities which the Fund holds in a segregated account maintained with its Custodian.

    The Fund will receive from the purchaser, in return for a call it has written, a "premium"; i.e., the price of the option. Receipt of these premiums may better enable the Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written or a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

    As regards listed options and certain OTC options, during the option period, the Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

    Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable the Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

    If a call option expires unexercised, the Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

    Options written by the Fund will normally have expiration dates of up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    PURCHASING CALL AND PUT OPTIONS. As stated in the Prospectus, the Fund may purchase listed and OTC call and put options in amounts equalling up to 5% of its total assets. The Fund may purchase a call option in order to close out a covered call position (see "Covered Call Writing" above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

    The Fund may purchase put options on securities and currencies (or related currencies) which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. In addition, the Fund may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. And such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by the Fund expired without being sold or exercised, the premium would be lost.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Investment Manager to forecast correctly interest rates and market movements. If the market value of the portfolio securities upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. In writing puts, the Fund assumes the risk of loss should the market value of the underlying securities decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or the value of its denominated currency) decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

    Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so.

    As discussed in the Prospectus, the Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on Option Exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

    Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the Options Clearing Corporation ("OCC") to handle current trading volume; or
(vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Fund's management.

    Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The extent to which the Fund may enter into transactions involving options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such (see "Dividends, Distributions and Taxes" in the Prospectus).

    FUTURES CONTRACTS. As stated in the Prospectus, the Fund may purchase and sell interest rate, currency, and index futures contracts ("futures contracts"), that are traded on U.S. and foreign commodity exchanges, on such underlying securities as U.S. Treasury bonds, notes and bills and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency futures") and on such indexes of U.S. and foreign securities as may exist or come into being ("index" futures).

    The Fund will purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. If it is anticipated that interest rates may rise and, concomitantly, the price of certain of its portfolio securities fall, the Fund may sell an interest rate futures contract. If declining interest rates are anticipated, the Fund may purchase an interest rate futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

    The Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. If it is anticipated that the prices of securities held by the Fund may fall, the Fund may sell an index futures contract. Conversely, if the Fund wishes to hedge against anticipated price rises in those securities which the Fund intends to purchase, the Fund may purchase an index futures contract.

    The Fund will purchase or sell currency futures on currencies in which its portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. The Fund will enter into currency futures contracts for the same reasons as set forth above for entering into forward foreign currency contracts; namely, to "lock-in" the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.

    In addition to the above, interest rate, index and currency futures will be bought or sold in order to close out a short or long position maintained by the Fund in a corresponding futures contract.

    Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    INTEREST RATE FUTURES CONTRACTS. When the Fund enters into an interest rate futures contract, it is initially required to deposit with the Fund's Custodian, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities equal to approximately 2% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities called "variation margin," with the Fund's futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Currently, interest rate futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with Maturities between 6 1/2 and 10 years, GNMA Certificates and Bank Certificates of Deposit.

    CURRENCY FUTURES. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. The Investment Manager will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts its in foreign currency transactions and hedging strategy. Currently, currency futures exist for, among other foreign currencies, the Japanese yen, German mark, Canadian dollar, British pound, Swiss franc and European currency unit.

    Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

    Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Investment Manager's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

    INDEX FUTURES CONTRACTS. As discussed in the Prospectus, the Fund may invest in index futures contracts. An index futures contract sale creates an obligation by the Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account.

    The Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. Currently, the initial margin requirements range from 3% to 10% of the contract amount for index futures. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

    At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    The Fund will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the Fund's management wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, the Fund might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Fund seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of the Fund portfolio.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Fund's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which the Fund is exempted from registration as a commodity pool operator, the Fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. If the CFTC changes its regulations so that the Fund would be permitted to write options on futures contracts for purposes other than hedging the Fund's investments without CFTC registration, the Fund may engage in such transactions for those purposes. Except as described above, there are no other limitations on the use of futures and options thereon by the Fund.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The successful use of futures and related options depends on the ability of the Investment Manager to accurately predict market and interest rate movements. As stated in the Prospectus, the Fund may sell a futures contract to protect against the decline in the value of securities (or the currency in which they are denominated) held by the Fund. However, it is possible that the futures market may advance and the value of securities (or the currency in which they are denominated) held in the portfolio of the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

    If the Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy (or the currency in which they are denominated), and the value of such securities (currencies) decreases, then the Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

    If the Fund has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained at its Custodian, cash, U.S. Government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies) underlying the futures contract, or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

    In addition, if the Fund holds a long position in a futures contract it will hold cash, U.S. Government securities or other liquid portfolio securities equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained for the Fund by its Custodian. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Investment Manager.

    While the futures contracts and options transactions to be engaged in by the Fund for the purpose of hedging the Fund's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities (and the currencies in which they are denominated) is that the prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

    As stated in the Prospectus, there may exist an imperfect correlation between the price movements of futures contracts purchased by the Fund and the movements in the prices of the securities (currencies) which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities or currency markets and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends may still not result in a successful hedging transaction.

    As stated in the Prospectus, there is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    The extent to which the Fund may enter into transactions involving futures contracts and options thereon may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such (see "Dividends, Distributions and Taxes" in the Prospectus).

    Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

OTHER INVESTMENT POLICIES

    REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. A repurchase agreement may be viewed as a type of secured lending by the Fund which typically involves the acquisition by the Fund of government securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, is always at least equal to the purchase price plus accrued interest. If required, additional collateral will be requested from the counterparty and when received, added to the account to maintain full collateralization. In the event the original seller defaults on its obligations to repurchase, as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed.

    The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. Repurchase agreements will be transacted only with large, well-capitalized and well-established financial institutions whose financial condition will be continuously monitored by the management of the Fund subject to procedures established by the Directors. The procedures also require that the collateral underlying the agreement be specified. The Fund does not presently intend to enter into repurchase agreements so that more than 5% of the Fund's net assets are subject to such agreements.

    REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements for purposes of meeting redemptions or as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund and, in accordance with legal requirements, the Fund will maintain an asset coverage (including the proceeds) of at least 300% with respect to all reverse repurchase agreements. Reverse repurchase agreements may not exceed 10% of the Fund's total assets. The Fund will make no purchases of portfolio securities while it is still subject to a reverse repurchase agreement. The Fund has not to date entered into any reverse repurchase agreements and presently has no intention of entering into reverse repurchase agreements during the coming year.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. As discussed in the Prospectus, from time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which it will continuously maintain cash or U.S. Government securities or other liquid portfolio securities equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value.



    WHEN, AS AND IF ISSUED SECURITIES. As discussed in the Prospectus, the Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will occur within five business days of the occurrence of the subsequent event. The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made (see "Investment Restrictions"). Subject to the foregoing restrictions, the Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or appropriate high-grade debt obligations, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day's notice, or by the Fund on two business days' notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis by the Fund's management pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Directors of the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities. The Fund has not, to date, lent any of its portfolio securities and it does not presently intend to lend any of its portfolio securities in the foreseeable future.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies, except as otherwise indicated. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund.

    The Fund may not:

        1. Purchase or sell real estate or interests therein (including real estate limited partnerships), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

        2. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor such programs.

        3. Borrow money (except insofar as to the Fund may be deemed to have borrowed by entrance into a reverse repurchase agreement up to an amount not exceeding 10% of the Fund's total assets), except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

        4. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase or reverse repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling futures contracts, forward foreign exchange contracts or options;
    (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.

        5. Make loans of money or securities, except: (a) by the purchase of publicly distributed debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) by investment in repurchase or reverse repurchase agreements; or (c) by lending its portfolio securities.

        6.  Make short sales of securities.

        7. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

        8. Invest for the purpose of exercising control or management of any other issuer.

        9. Purchase or sell commodities or commodities contracts except that the Fund may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

        10. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.)

        11. Purchase securities on margin (but the Fund may obtain short-term loans as are necessary for the clearance of transactions). The deposit or payment by the fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

    In addition, as a nonfundamental policy, the Fund will not invest in other investment companies in reliance on Sections 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the Act.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE
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    Subject to the general supervision of the Fund's Directors, the Investment Manager and the Sub-Advisor are responsible for decisions to buy and sell securities of the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. In the underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation equal to the underwriter's concession. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Fund paid $7,683,917, $8,295,697 and $6,754,100 in brokerage commissions during the fiscal years ended October 31, 1995, 1996 and 1997, respectively.


    The Investment Manager and the Sub-Advisor currently serve as investment advisers to a number of clients, including, in the case of the Investment Manager, other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager and the Sub-Advisor to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.



    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager and the Sub-Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager and the Sub-Advisor rely upon their experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.


    The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.


    In seeking to implement the Fund's policies, the Investment Manager and the Sub-Advisor effect transactions with those brokers and dealers who the Investment Manager and the Sub-Advisor believe provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager and/or the Sub-Advisor believe such prices and executions are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager and/or the Sub-Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.



    The information and services received by the Investment Manager and the Sub-Advisor from brokers and dealers may be of benefit to the Investment Manager and the Sub-Advisor in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and the Sub-Advisor and thereby reduce their expenses, it is of indeterminable value and the fees paid to the Investment Manager and the Sub-Advisor are not reduced by any amount that may be attributable to the value of such services.

    Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e., Certificates of Deposit and Bankers' Acceptances) and Commercial Paper. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers.


    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, Morgan Stanley & Co. Incorporated ("MS & Co."), other affiliated brokers and dealers. In order for an affiliated broker-dealer to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors of the Fund, including a majority of the Directors who are not "interested" persons of the Fund, as defined in the Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer. During the period May 31 through October 31, 1997, the Fund paid a total of $119,132 in brokerage commissions to Morgan Stanley & Co., Inc., which broker-dealer became an affiliate of the Investment Manager on May 31, 1997 upon consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. The brokerage commissions paid to MS & Co. represented approximately 1.76% of the total brokerage commissions paid by the Fund for the year and were paid on account of transactions having an aggregate dollar value equal to approximately 1.83% of the aggregate dollar value of all portfolio transactions of the Fund during the period for which commissions were paid. The Fund paid brokerage commissions to affiliates of the Former Sub-Advisor in the amounts of $750,676 and $177,930 for the fiscal years ended October 31, 1995 and October 31, 1996, respectively. During the fiscal year ended October 31, 1996 and 1997, the Fund paid affiliated broker-dealers of the Former Sub-Advisor for transactions as follows:



                                                                                      PERCENTAGE OF
                                                                                     AGGREGATE DOLLAR
                                                                                        AMOUNT OF
                                                                                     EXECUTED TRADES
                                                BROKERAGE          PERCENTAGE OF         ON WHICH
                                            COMMISSIONS PAID         AGGREGATE          BROKERAGE
                                              TO AFFILIATED          BROKERAGE         COMMISSIONS
                                          BROKER OF SUB-ADVISOR   COMMISSIONS FOR     WERE PAID FOR
                                             FOR FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
                                                  ENDED                ENDED              ENDED
NAME OF BROKER                                  10/31/97              10/31/97           10/31/97
----------------------------------------  ---------------------   ----------------   ----------------
Deutsche Morgan Grenfell Securities Hong
 Kong Ltd...............................        $ 42,441                0.63%              0.90%
Deutsche Morgan Grenfell & Partners
 Securities Pte. Ltd....................         135,489                2.01               1.65


PORTFOLIO TRADING

    It is anticipated that the Fund's portfolio turnover rate will not exceed 100% in any one year. A 100% turnover rate would occur, for example, if 100% of the securities held in the Fund's portfolio (excluding all securities whose maturities at acquisition were one year or less) were sold and replaced within one year.

THE DISTRIBUTOR
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    As discussed in the Prospectus, shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"). The Distributor has entered into a selected dealer agreement with DWR, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into selected dealer agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW. The Directors of the Fund, including a majority of the Directors who are not, and were not at the time they voted, interested persons of the Fund, as defined in the Act (the "Independent Directors"), approved, at their meeting held on June 30, 1997, the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement has an initial term ending April 30, 1998 and will remain in effect from year to year thereafter if approved by the Board. At their meeting held on April 30, 1998, the Directors of the Fund, including a majority of the Independent Directors, approved the continuation of the Distribution Agreement until April 30, 1999.



    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. Such expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal securities laws and pays filing fees in accordance with state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


PLAN OF DISTRIBUTION

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively, and, with respect to Class B, 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets of Class B. The Distributor also receives the proceeds of front-end sales charges and of contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan (see "Purchase of Fund Shares" in the Prospectus). The Distributor has informed the Fund that it and/or DWR received (a) approximately $4,234,570, $3,770,779 and $4,821,220 in contingent deferred sales charges from Class B for the fiscal years ended October 31, 1995, 1996 and 1997, respectively, (b) approximately $0 and $650 in contingent deferred sales charges from Class A and Class C, respectively, for the fiscal year ended October 31, 1997, and (c) approximately $11,000 in front-end sales charges from Class A for the fiscal year ended October 31, 1997, none of which was retained by the Distributor.

    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as defined in the aforementioned Rules of the Association.

    The Plan was adopted by a majority vote of the Board of Directors, including all of the Directors of the Fund who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on the Plan, on July 19, 1990 and by DWR, as the then sole stockholder of the Fund on September 27, 1990.

    At their meeting held on October 30, 1992, the Directors of the Fund, including all of the independent 12b-1 Directors, had approved certain amendments to the Plan which took effect in January, 1993 and were designed to reflect the facts that upon an internal reorganization the share distribution activities theretofore performed for the Fund by DWR were assumed by the Distributor and that DWR's sales activities are now being performed pursuant to the terms of a selected dealer agreement between the Distributor and DWR. The amendments provide that payments under the Plan will be made to the Distributor rather than to DWR as they had been before the amendment, and that the Distributor in turn is authorized to make payments to DWR, its affiliates or other selected broker-dealers (or direct that the Fund pay such entities directly). The Distributor is also authorized to retain part of such fee as compensation for its own distribution-related expenses. At their meeting held on April 28, 1993, the Directors, including a majority of the Independent 12b-1 Directors, had also approved certain technical amendments to the Plan in connection with amendments adopted by the National Association of Securities Dealers, Inc. to its Rules of the Association. At their meeting held on October 26, 1995, the Directors of the Fund, including all of the Independent 12b-1 Directors, approved an amendment to the Plan to permit payments to be made under the Plan with respect to certain distribution expenses incurred in connection with the distribution of shares, including personal services to shareholders with respect to holdings of such shares, of an investment company whose assets are acquired by the Fund in a tax-free reorganization. At their meeting held on June 30, 1997, the Directors, including a majority of the Independent 12b-1 Directors, approved amendments to the Plan to reflect the multiple-class structure for the Fund, which took effect on July 28, 1997.

    Under the Plan and as required by Rule 12b-1, the Directors receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended by the Distributor under the Plan and the purpose for which such expenditures were made. Class B shares of the Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended October 31, 1997 of $14,155,635. This amount is equal to payments required to be paid monthly by the Fund which were computed at the annual rate of 1.0% of the average daily aggregate gross sales of Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived. This 12b-1 fee is treated by the Fund as an expense in the year it is accrued. For the fiscal period July 28 through October 31, 1997, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $278 and $1,074, respectively, which amounts are equal to 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively, for such period.

    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes of shares, each with a different distribution arrangement as set forth in the Prospectus.


    With respect to Class A shares, DWR compensates its Financial Advisors by paying them, from proceeds of the front-end sales charge, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the account executives or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") for which Morgan Stanley Dean Witter Trust FSB ("MSDW Trust" or the "Transfer

Agent") serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the Investment Manager compensates DWR's Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.



    With respect to Class B shares, DWR compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased on or after July 28, 1997 by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, DWR compensates its account executives by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.



    With respect to Class C shares, DWR compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently a residual of up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.



    With respect to Class D shares other than shares held by participants in MSDW Advisors mutual fund asset allocation program, the Investment Manager compensates DWR's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates DWR's Financial Advisors by paying them, from its own funds, an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the MSDW Advisors mutual fund asset allocation program).



    The gross sales credit is a charge which reflects commissions paid by DWR to its Financial Advisors and DWR's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating DWR's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other expenses relating to branch promotion of Fund sales. The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.


    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives, such amounts shall be determined at the beginning of each calendar quarter by the Directors, including a majority of the Independent 12b-1 Directors. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Directors will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Directors will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.


    Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended October 31, 1997 to the Distributor. The Distributor and DWR estimate that they have spent, pursuant to the Plan, $117,676,867 on behalf of Class B since the inception of the Fund. It is estimated that this amount was spent in approximately the following ways: (i) 3.09% ($3,631,997)--advertising and promotional expenses; (ii) 0.33% ($385,170)--printing of prospectuses for distribution to other than current shareholders; and (iii) 96.58% ($113,659,700)--other expenses, including the gross sales credit and the carrying charge, of which 7.75% ($8,809,628) represents carrying charges, 37.06% ($42,118,274) represents commission credits to DWR branch offices for payments of commissions to account executives and 55.19% ($62,731,798) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and Class C for distribution during the fiscal period July 28 through October 31, 1997 were for expenses which relate to compensation of sales personnel and associated overhead expenses.

    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan and (ii) the proceeds of contingent deferred sales charges paid by investors upon redemption of shares. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by DWR which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares totalled $41,117,586 as of October 31, 1997. Because there is no requirement under the Plan that the Distributor be reimbursed for all its expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or contingent deferred sales charges, may or may not be recovered through future distribution fees or contingent deferred sales charges.


    No interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund, as defined in the Act, has any direct or indirect financial interest in the operation of the Plan except to the extent that the Distributor, MSDW Advisors, MSDW Services, DWR or certain of its employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


    Under its terms, the Plan had an initial term ending April 30, 1991, and provided that it will remain in effect from year to year thereafter, provided such continuance is approved annually by a vote of the Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the

"Independent 12b-1 Directors"). The Plan was most recently submitted to and approved for continuance for one year, until April 30, 1999, by the Directors of the Fund, including a majority of the Independent 12b-1 Directors, at their meeting held on April 30, 1998, after evaluating all the information they deemed necessary to make an informed determination of whether the Plan should be continued. In making their determination to continue the Plan, the Directors considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan; and
(3) what services had been provided and were continuing to be provided under the Plan by DWR to the Fund and its shareholders. Based upon their review, the Directors of the Fund, including each of the Independent 12b-1 Directors, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Directors' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Class or Classes of the Fund, and all material amendments of the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Directors shall be committed to the discretion of the Independent Directors.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


    The net asset value per share for each Class of shares of the Fund is determined once daily at 4:00 p.m. New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time) on each day that the New York Stock Exchange is open and on each other day in which there is a sufficient degree of trading in the Fund's investments to affect the net asset value, except that the net asset value may not be computed on a day on which no orders to purchase, or tenders to sell or redeem, Fund shares have been received, by taking the value of all assets of the Fund, subtracting its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The New York Stock Exchange currently observes the following holidays: New Year's Day; Reverend Dr. Martin Luther King Jr. Day; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.



    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Options are valued at the mean between their latest bid and asked prices. Futures are valued at the last sale price as of the close of the commodities exchange on which they trade unless the Directors determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined by the Directors. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

PURCHASE OF FUND SHARES
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    As discussed in the Prospectus, the Fund offers four Classes of shares as follows:

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

    Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except in the circumstances discussed in the Prospectus.


    RIGHT OF ACCUMULATION. As discussed in the Prospectus, investors may combine the current value of shares purchased in separate transactions for purposes of benefitting from the reduced sales charges available for purchases of shares of the Fund totalling at least $25,000 in net asset value. For example, if any person or entity who qualifies for this privilege holds Class A shares of the Fund and/or other Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds") or shares of other Morgan Stanley Dean Witter Funds sold with a front-end sales charge purchased at a price including a front-end sales charge having a current value of $5,000, and purchases $20,000 of additional shares of the Fund, the sales charge applicable to the $20,000 purchase would be 4.75% of the offering price.



    The Distributor must be notified by the selected broker-dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the selected broker-dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Distributor or Morgan Stanley Dean Witter Trust FSB ("MSDW Trust" or "Transfer Agent") fails to confirm the investor's represented holdings.


    LETTER OF INTENT. As discussed in the Prospectus, reduced sales charges are available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from the Distributor or from a single Selected Broker-Dealer.

    A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a thirteen-month period. Each purchase of Class A shares made during the period will receive the reduced sales commission applicable to the amount represented by the goal, as if it were a single purchase. A number of shares equal in value to 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.

    The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the shareholder to liquidate a sufficient number of his or her escrowed shares to obtain such difference.


    If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth above under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. For the purpose of determining whether the investor is entitled to a further reduced sales charge applicable to purchases at or above a sales charge level which exceeds the stated goal of a Letter of Intent, the cumulative current net asset value of any shares owned by the investor in any other Morgan Stanley Dean Witter Funds held by the shareholder which were previously purchased at a price including a front-end sales charge (including shares of the Fund and other Morgan Stanley Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions) will be added to the cost or net asset value of shares of the Fund owned by the investor. However, shares of "Exchange Funds" (see "Shareholder Services--Exchange Privilege") and the purchase of shares of other Morgan Stanley Dean Witter Funds will not be included in determining whether the stated goal of a Letter of Intent has been reached.


    At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, only shares purchased during the previous 90-day period and still owned by the shareholder will be included in the new sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES


    Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon most redemptions within six years after purchase. As stated in the Prospectus, a CDSC will be imposed on any redemption by an investor if after such redemption the current value of the investor's Class B shares of the Fund is less than the dollar amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (or, in the case of shares held by certain Qualified Retirement Plans, three years). However, no CDSC will be imposed to the extent that the net asset value of the shares redeemed does not exceed: (a) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions of the Fund or another Morgan Stanley Dean Witter Fund (see "Shareholder Services-- Targeted Dividends"), plus (c) the current net asset value of shares acquired in exchange for (i) shares of Morgan Stanley Dean Witter front-end sales charge funds, or (ii) shares of other Morgan Stanley Dean Witter Funds for which shares of front-end sales charge funds have been exchanged (see "Shareholder Services--Exchange Privilege"), plus (d) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of Fund shares made during the preceding six (three) years. The CDSC will be paid to the Distributor.



    In determining the applicability of the CDSC to each redemption, the amount which represents an increase in the net asset value of the investor's shares above the amount of the total payments for the purchase of shares within the last six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) will be redeemed first. In the event the redemption amount exceeds such increase in value, the next portion of the amount redeemed will be the amount which represents the net asset value of the investor's shares purchased more than six (three) years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of Morgan Stanley Dean Witter front-end sales charge funds, or for shares of other Morgan Stanley Dean Witter funds for which shares of front-end sales charge funds have been exchanged. A portion of the amount redeemed which exceeds an amount which represents both such increase in value and the value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in the above-described exchanges will be subject to a CDSC.


    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of the Fund until the time of redemption of such shares. For purposes of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the month. The following table sets forth the rates of the CDSC applicable to most Class B shares of the Fund:

       YEAR SINCE
        PURCHASE           CDSC AS A PERCENTAGE
      PAYMENT MADE          OF AMOUNT REDEEMED
-------------------------  --------------------
First....................           5.0%
Second...................           4.0%
Third....................           3.0%
Fourth...................           2.0%
Fifth....................           2.0%
Sixth....................           1.0%
Seventh and thereafter...          None


    The following table sets forth the rates of the CDSC applicable to Class B shares of the Fund purchased on or after July 28, 1997 by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement:


       YEAR SINCE
        PURCHASE           CDSC AS A PERCENTAGE
      PAYMENT MADE          OF AMOUNT REDEEMED
-------------------------  --------------------
First....................           2.0%
Second...................           2.0%
Third....................           1.0%
Fourth and thereafter....          None

    In determining the rate of the CDSC, it will be assumed that a redemption is made of shares held by the investor for the longest period of time within the applicable six-year or three-year period. This will result in any such CDSC being imposed at the lowest possible rate. The CDSC will be imposed, in accordance with the table shown above, on any redemptions within six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) of purchase which are in excess of these amounts and which redemptions do not qualify for waiver of the CDSC, as described in the Prospectus.

LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold without a sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase, except in the circumstances discussed in the Prospectus.

NO LOAD ALTERNATIVE--CLASS D SHARES

    Class D shares are offered without any sales charge on purchase or redemption. Class D shares are offered only to those persons meeting the qualifications set forth in the Prospectus.

SHAREHOLDER SERVICES
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    Upon the purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of the Fund and maintained by the Transfer Agent. This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a share certificate. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder instituted transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation of the transaction from the Fund or from DWR or other selected broker-dealer.

    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. As stated in the Prospectus, all income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund, unless the shareholder requests that they be paid in cash. Each purchase of shares of the Fund is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and capital gains distributions on shares owned by the investor. Such dividends and distributions will be paid, at the net asset value per share in shares of the applicable Class of the Fund (or in cash if the shareholder so requests) as of the close of business on the record date. At any time an investor may request the Transfer Agent, in writing, to have subsequent dividends and/or capital gains distributions paid to him or her in cash rather than shares. To assure sufficient time to process the change, such request should be received by the Transfer Agent at least five business days prior to the record date of the dividend or distribution. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payments will be made to DWR or another selected broker-dealer, and will be forwarded to the shareholder, upon the receipt of proper instructions. It has been and remains the Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


    TARGETED DIVIDENDS-SM-. In states where it is legally permissible, shareholders may also have all income dividends and capital gains distributions automatically invested in shares of any Class of an open-end Morgan Stanley Dean Witter Fund other than Morgan Stanley Dean Witter Pacific Growth Fund Inc. or in another Class of Morgan Stanley Dean Witter Pacific Growth Fund Inc. Such investment will be made as described above for automatic investment in shares of the applicable Class of the Fund, at the net asset value per share of the selected Dean Witter Fund as of the close of business on the payment date of the dividend or distribution and will begin to earn dividends, if any, in the selected Morgan Stanley Dean Witter Fund the next business day. To participate in the Targeted Dividends program, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent. Shareholders of the Fund must be shareholders of the selected Class of the Morgan Stanley Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Morgan Stanley Dean Witter Fund before entering the program.



    EASYINVEST-SM-. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected (subject to any applicable sales charges). Shares of the Morgan Stanley Dean Witter money market funds redeemed in connection with EasyInvest are redeemed on the business day preceding the transfer of funds. For further information or to subscribe to EasyInvest, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent.


    INVESTMENT OF DIVIDENDS OR DISTRIBUTIONS RECEIVED IN CASH. As discussed in the Prospectus, any shareholder who receives a cash payment representing a dividend or distribution may invest such dividend or distribution in shares of the applicable Class at the net asset value, without the imposition of a CDSC upon redemption, by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. If the shareholder returns the proceeds of a dividend or distribution, such funds must be accompanied by a signed statement indicating that the proceeds constitute a dividend or distribution to be invested. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.

    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) check in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund

Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly or quarterly amount.

    The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent within five business days after the date of redemption. The Withdrawal Plan may be terminated at any time by the Fund.

    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

    Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Although the shareholder may make additional investments of $2,500 or more under the Withdrawal Plan, withdrawals made concurrently with purchases of additional shares may be inadvisable because of sales charges which may be applicable to purchases or redemptions of shares (see "Purchase of Fund Shares").


    Any shareholder who wishes to have payments under the Withdrawal Plan made to a third party or sent to an address other than the one listed on the account must send complete written instructions to the Transfer Agent to enroll in the Withdrawal Plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments through his or her Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular shareholder investment account.



    DIRECT INVESTMENTS THROUGH TRANSFER AGENT. As discussed in the Prospectus, shareholders may make additional investments in any Class of shares of the Fund for which they qualify at any time by sending a check in any amount, not less than $100, payable to Morgan Stanley Dean Witter Pacific Growth Fund Inc., and indicating the selected Class, directly to the Fund's Transfer Agent. In the case of Class A shares, after deduction of any applicable sales charge, the balance will be applied to the purchase of Fund shares, and, in the case of shares of the other Classes, the entire amount will be applied to the purchase of Fund shares, at the net asset value per share next computed after receipt of the check or purchase payment by the Transfer Agent. The shares so purchased will be credited to the investor's account.


EXCHANGE PRIVILEGE


    As discussed in the Prospectus, the Fund makes available to its shareholders an Exchange Privilege whereby shareholders of each Class of the Fund may exchange their shares for shares of the same Class of shares of any other Morgan Stanley Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of any of the following funds: Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund and five Morgan Stanley Dean Witter Funds which are money market funds (the foregoing eight non-CDSC funds are referred to hereinafter as "Exchange Funds"). Class A shares may also be exchanged for shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Morgan Stanley Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a gain or loss.


    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

    Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)


    As described below, and in the Prospectus under the caption "Purchase of Fund Shares," a CDSC may be imposed upon a redemption, depending on a number of factors, including the number of years from the time of purchase until the time of redemption or exchange ("holding period"). When shares of a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term are exchanged for shares of an Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the investment period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term. However, in the case of shares exchanged for shares of an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term from the money market fund, with no CDSC being imposed on such exchange. The investment period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund or of Global Short-Term are reacquired. Thus, a CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term. In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC Fund.



    When shares initially purchased in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term are exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund, shares of Global Short-Term, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions (of the Fund or another Morgan Stanley Dean Witter Fund) and (iii) acquired in exchange for shares of FSC Funds, or for shares of other Morgan Stanley Dean Witter Funds for which shares of FSC Funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. Shares of Morgan Stanley Dean Witter Strategist Fund acquired prior to November 8, 1989, shares of Morgan Stanley Dean Witter American Value Fund acquired prior to April 30, 1984, and shares of Morgan Stanley Dean Witter Dividend Growth Securities Inc. and Morgan Stanley Dean Witter Natural Resource Development Securities Inc. acquired prior to July 2, 1984, will be the first Free Shares to be exchanged. After an exchange, all dividends earned on shares in an Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that, with respect to Class B shares, if shares held for identical periods of time but subject to different CDSC schedules are held in a block in the same Exchange Privilege account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro-rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or (b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the Prospectus under the caption "Purchase of Fund Shares," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.

    With respect to the redemption or repurchase of shares of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's selected broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any selected broker-dealer.

    The Distributor and any selected broker-dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any selected broker-dealer for any transactions pursuant to this Exchange Privilege.


    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Liquid Asset Fund Inc., Morgan Stanley Dean Witter New York Municipal Money Market Trust, Morgan Stanley Dean Witter Tax-Free Daily Income Trust and Morgan Stanley Dean Witter California Tax-Free Daily Income Trust although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum initial investment for the Exchange Privilege account of each Class is $10,000 for Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, although that fund, in its discretion, may accept initial purchases of as low as $5,000. The minimum investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class for all other Morgan Stanley Dean Witter Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of money market funds, including the check writing feature, will not be available for funds held in that account.



    The Fund and each of the other Morgan Stanley Dean Witter Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of the Morgan

Stanley Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds pursuant to the Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist) or (e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective(s), policies and restrictions.


    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.


    For further information regarding the Exchange Privilege, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent.


REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------

    REDEMPTION. As stated in the Prospectus, shares of each Class of the Fund can be redeemed for cash at any time at the net asset value per share next determined; however, such redemption proceeds will be reduced by the amount of any applicable CDSC. If shares are held in a shareholder's account without a share certificate, a written request for redemption to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption. The share certificate, or an accompanying stock power, and the request for redemption, must be signed by the shareholder or shareholders exactly as the shares are registered. Each request for redemption, whether or not accompanied by a share certificate, must be sent to the Fund's Transfer Agent, which will redeem the shares at their net asset value next computed (see "Purchase of Fund Shares") after it receives the request, and certificate, if any, in good order. Any redemption request received after such computation will be redeemed at the next determined net asset value. The term "good order" means that the share certificate, if any, and request for redemption are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or the Transfer Agent. If redemption is requested by a corporation, partnership, trust or fiduciary, the Transfer Agent may require that written evidence of authority acceptable to the Transfer Agent be submitted before such request is accepted.

    Whether certificates are held by the shareholder or shares are held in a shareholder's account, if the proceeds are to be paid to any person other than the record owner, or if the proceeds are to be paid to a corporation (other than the Distributor or a selected broker-dealer for the account of the shareholder), partnership, trust or fiduciary, or sent to the shareholder at an address other than the registered address, signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A stock power may be obtained from any dealer or commercial bank. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be by means of a supplement to the prospectus or a new prospectus.

    REPURCHASE. As stated in the Prospectus, DWR and other selected broker-dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other selected broker-dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed after such purchase order is received by DWR or other selected broker-dealer reduced by any applicable CDSC.


    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. As discussed in the Prospectus, payment for shares of any Class presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission by order so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist. If the shares to be redeemed have recently been purchased by check (including a certified check or bank cashier's check) payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). It has been and remains the Fund's policy and practice that, if checks for redemption proceeds remain uncashed, no interest will accrue on amounts represented by such uncashed checks. Shareholders maintaining margin accounts with DWR or another selected broker-dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative regarding restrictions on redemption of shares of the Fund pledged in the margin account.


    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of any shares to a new registration, such shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

    REINSTATEMENT PRIVILEGE. As discussed in the Prospectus, a shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may within 35 days after the date of redemption or repurchase reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class at the net asset value next determined after a reinstatement request, together with such proceeds, is received by the Transfer Agent.

    Exercise of the reinstatement privilege will not affect the federal income tax treatment of any gain or loss realized upon the redemption or repurchase, except that if the redemption or repurchase resulted in a loss and reinstatement is made in shares of the Fund, some or all of the loss, depending on the amount reinstated, will not be allowed as a deduction for federal income tax purposes, but will be applied to adjust the cost basis of the shares acquired upon reinstatement.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders would include such undistributed gains in their income and shareholders will be able to claim their share of the tax paid by the Fund as a credit against their individual federal income tax.

    Gains or losses on sales of securities by the Fund will generally be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be generally short-term capital gains or losses.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction. The Taxpayer Relief Act reduces the maximum tax rate on long-term capital gains from 28% to 20%; it also lengthens the required holding period to obtain the lower rate from more than 12 months to more than 18 months. However, the IRS Restructuring and Reform Act of 1998 reduces the holding period requirement for the lower capital gain rate to more than 12 months for transactions occurring after January 1, 1998. The lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than five years and that are acquired after December 31, 2000 is 18%.



    The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders. In addition, the Fund intends to distribute to its shareholders each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. Shareholders will normally have to pay federal income taxes, and any state and/or local income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed received by the shareholder in the prior year.


    Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and dividends are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized net long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment to the extent of such reduction below the shareholder's cost, but nonetheless would be fully taxable. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

    Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains during the six-month period.

    Dividends, interest and capital gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim United States foreign tax credits or deductions with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% of the Fund's total assets at the close of its fiscal year consist of securities of foreign corporations, the Fund would be eligible and would determine whether or not to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such withholding taxes in their United States income tax returns as gross income, treat such respective pro rata portions as taxes paid by them, and deduct such respective pro rata portions in computing their taxable income or, alternatively, use them as foreign tax credits against their United States income taxes. If the Fund does elect to file the election with the Internal Revenue Service, the Fund will report annually to its shareholders the amount per share of such withholding.

    SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS. In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Fund.

    Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

    The Fund may be subject to taxes in foreign countries in which it invests. In addition, if the Fund were deemed to be a resident of the United Kingdom for United Kingdom tax purposes or if the Fund were treated as being engaged in a trading activity through an agent in the United Kingdom, there is a risk that the United Kingdom would attempt to tax all or a portion of the Fund's gains or income. In light of the structure of the Fund and the terms and conditions of the Investment Management and Sub-Advisory Agreements, it is believed by the Investment Manager that any such risk is minimal.

    If the Fund invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to shareholders. The Taxpayer Relief Act of 1997 establishes a mark-to-market regime which allows taxpayers investing in PFIC's to avoid most, if not all of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on the Fund with respect to investments in PFIC's would be significant.

    Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    As discussed in the Prospectus, from time to time the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any CDSC at the end of the one, five or ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual total returns of Class B for the one year and five year period ended October 31, 1997 and for the period from November 30, 1990 (commencement of operations) through October 31, 1997 were -34.41%, 1.96% and 5.50%, respectively.

    For periods of less than one year, the Fund quotes its total return on a non-annualized basis. Accordingly, the Fund may compute its aggregate total return for each of Class A, Class C and Class D for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. The ending redeemable value is reduced by any CDSC at the end of the period. Based on the foregoing calculations, the total returns for the period July 28, 1997 through October 31, 1997 were -37.16%, -34.49% and -33.68% for Class A, Class C and Class D, respectively.

    In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class B for the one year and five year period ended October 31, 1997 and the period from November 30, 1990 (commencement of operations) through October 31, 1997 were -31.01%, 2.33% and 5.50%, respectively.

    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without the reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns for Class B for the one year and five year period ended October 31, 1997 and the period from November 30, 1990 (commencement of operations) through October 31, 1997 were -31.01%, 12.18% and 44.86%, respectively. Based on the foregoing calculations, the total returns for Class A, Class C and Class D for the period July 28 through October 31, 1997 were -33.68%, -33.83% and -33.68%, respectively.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown (or declined) to the following amounts at October 31, 1997:

                                                                                  INVESTMENT AT INCEPTION OF:
                                                                   INCEPTION   ---------------------------------
CLASS                                                                DATE:      $10,000    $50,000    $100,000
-----------------------------------------------------------------  ----------  ---------  ---------  -----------
Class A..........................................................     7/28/97  $   6,284  $  31,834  $    64,330
Class B..........................................................    11/30/90     14,486     72,430      144,860
Class C..........................................................     7/28/97      6,617     33,085       66,170
Class D..........................................................     7/28/97      6,632     33,160       66,320

    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

DESCRIPTION OF COMMON STOCK
--------------------------------------------------------------------------------

    The Fund is authorized to issue 2 billion shares of common stock of $0.01 par value. Shares of the Fund, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. All shares are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses have been paid. Except for agreements entered into by the Fund in its ordinary course of business within the limitations of the Fund's fundamental investment policies (which may be modified only by shareholder vote), the Fund will not issue any securities other than common stock.


    The shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.


    The Fund's By-Laws provide that one or more of the Fund's Directors may be removed, either with or without cause, at any time by the affirmative vote of the Fund's shareholders holding a majority of the outstanding shares entitled to vote for the election of Directors. A special meeting of the shareholders of the Fund will be called by the Fund's Secretary upon the written request of shareholders entitled to vote at least 10% of the Fund's outstanding shares. The Fund will also comply with the provisions of Section 16(c) of the Act.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Chase Manhattan Bank, One Chase Plaza, New York, New York 10005 is the Custodian of the Fund's assets in the United States and around the world. As Custodian, The Chase Manhattan Bank has contracted with various foreign banks and depositaries to hold portfolio securities of non-U.S. issuers on behalf of the Fund. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.


    Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans described herein. Morgan Stanley Dean Witter Trust FSB is an affiliate of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager and Morgan Stanley Dean Witter Distributor Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, MSDW Trust's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services MSDW Trust receives a per shareholder account fee.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


    PricewaterhouseCoopers LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent accountants will be sent to shareholders each year.

    The Fund's fiscal year ends on October 31. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Board of Directors.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of the Fund for the fiscal year ended October 31, 1997 included in this Statement of Additional Information and incorporated by reference in the Prospectus, have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS, WARRANTS, RIGHTS AND BONDS (95.2)
                  AUSTRALIA (6.3%)
                  BANKING
        700,000   Australia & New Zealand Banking Group Ltd.......................................  $  4,867,050
      1,500,000   Westpac Banking Corp., Ltd......................................................     8,705,178
                                                                                                    ------------
                                                                                                      13,572,228
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
      1,666,000   Boral Ltd.......................................................................     4,367,196
                                                                                                    ------------
                  ENERGY
        500,000   Woodside Petroleum Ltd..........................................................     4,208,904
                                                                                                    ------------
                  FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
      1,200,000   Foster's Brewing Group Ltd......................................................     2,270,916
      6,000,000   Goodman Fielder Ltd.............................................................     9,167,772
                                                                                                    ------------
                                                                                                      11,438,688
                                                                                                    ------------
                  METALS & MINING
        450,000   Broken Hill Proprietary Co., Ltd................................................     4,447,211
                                                                                                    ------------
                  MULTI-INDUSTRY
      1,750,000   Pacific Dunlop Ltd..............................................................     3,725,108
                                                                                                    ------------
                  RETAIL STORES
      1,000,000   Coles Myer Ltd..................................................................     4,794,156
                                                                                                    ------------

                  TOTAL AUSTRALIA.................................................................    46,553,491
                                                                                                    ------------
                  CHINA (0.8%)
                  AUTOMOTIVE
      2,200,000   Qingling Motors Co..............................................................     1,437,537
                                                                                                    ------------
                  TRANSPORTATION
      1,700,000   Jinhui Shipping and Transportation Ltd..........................................     1,210,964
                                                                                                    ------------
                  UTILITIES - ELECTRIC
     10,350,000   Zhejiang Southeast Electric Power Co., Ltd. (B Shares)..........................     3,332,700
                                                                                                    ------------
                  TOTAL CHINA.....................................................................     5,981,201
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  HONG KONG (33.7%)
                  BANKING
        750,400   Bank of East Asia, Ltd..........................................................  $  1,679,746
        450,200   Dah Sing Financial Group........................................................     1,130,087
      1,285,838   Dao Heng Bank Group Ltd.........................................................     2,961,495
        504,000   Guoco Group Ltd.................................................................     1,102,103
      1,600,000   Hang Seng Bank Ltd..............................................................    13,922,495
        230,000   HSBC Holdings PLC...............................................................     5,207,996
        156,000   International Bank of Asia......................................................        72,666
                                                                                                    ------------
                                                                                                      26,076,588
                                                                                                    ------------
                  CONGLOMERATES
        250,000   Citic Pacific Ltd...............................................................     1,196,869
      6,568,000   Hutchison Whampoa, Ltd..........................................................    45,466,520
        514,800   Jardine Matheson Holdings Ltd...................................................     3,294,720
        920,000   Shanghai Industrial Holdings Ltd................................................     4,094,973
      1,500,000   Swire Pacific Ltd. (Class A)....................................................     8,015,786
                                                                                                    ------------
                                                                                                      62,068,868
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
      1,500,000   ASM Pacific Technology Ltd......................................................     1,125,704
      6,700,000   Elec & Eltek International Holdings Ltd.........................................     2,470,725
        843,000   Johnson Electric Holdings Ltd...................................................     2,301,520
                                                                                                    ------------
                                                                                                       5,897,949
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        673,000   Cheung Kong Infrastructure Holdings.............................................     1,741,606
      1,000,000   Road King Infrastructure Ltd.*..................................................       646,956
                                                                                                    ------------
                                                                                                       2,388,562
                                                                                                    ------------
                  HOTELS/MOTELS
      6,000,000   CDL Hotels International, Ltd...................................................     1,727,373
                                                                                                    ------------
                  INVESTMENT COMPANIES
        100,000   Investment Co. of China*** *....................................................       494,000
                                                                                                    ------------
                  LIFE INSURANCE
        999,000   National Mutual Asia Ltd........................................................       904,833
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  PUBLISHING
      3,000,000   South China Morning Post (Holdings) Ltd.........................................  $  2,600,763
                                                                                                    ------------
                  REAL ESTATE
      1,500,000   Amoy Properties, Ltd............................................................     1,290,677
      4,215,000   Cheung Kong (Holdings) Ltd......................................................    29,314,388
      1,300,000   China Resources Enterprise Ltd..................................................     3,566,022
      1,260,000   Great Eagle Holdings Ltd........................................................     1,923,789
        600,000   Henderson Land Development Co., Ltd.............................................     3,322,766
      2,100,000   Hong Kong Land Holdings Ltd.....................................................     4,788,000
        400,200   Hysan Development Co., Ltd......................................................       836,285
      4,333,000   New World Development Co., Ltd..................................................    15,249,738
      3,222,500   Sun Hung Kai Properties Ltd.....................................................    23,766,902
      3,074,000   Wharf (Holdings) Ltd............................................................     6,284,428
                                                                                                    ------------
                                                                                                      90,342,995
                                                                                                    ------------
                  RETAIL - SPECIALTY APPAREL
        412,000   Dickson Concepts International Ltd. (New).......................................       887,598
                                                                                                    ------------
                  TELECOMMUNICATIONS
     11,500,400   Hong Kong Telecommunications Ltd................................................    22,023,151
                                                                                                    ------------
                  TRANSPORTATION
      3,450,000   Cosco Pacific Ltd...............................................................     4,017,597
                                                                                                    ------------
                  UTILITIES
      2,209,000   China Light & Power Co., Ltd....................................................    11,633,085
      5,850,000   Hong Kong & China Gas Co., Ltd..................................................    11,051,304
      2,700,000   Hong Kong Electric Holdings Ltd.................................................     9,153,135
                                                                                                    ------------
                                                                                                      31,837,524
                                                                                                    ------------

                  TOTAL HONG KONG.................................................................   251,267,801
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------

                  INDIA (1.3%)
                  ALUMINUM
         91,000   Hindalco Industries Ltd. (GDR)*.................................................  $  2,502,500
                                                                                                    ------------
                  BANKS
        213,000   State Bank of India (GDR)*......................................................     3,780,750
                                                                                                    ------------
                  TEXTILES
         70,000   Reliance Industries Ltd. (GDR)..................................................     1,426,250
$         2,000 K Reliance Industries Ltd. 3.50% due 11/03/99 (Conv.).............................     2,270,000
                                                                                                    ------------
                                                                                                       3,696,250
                                                                                                    ------------

                  TOTAL INDIA.....................................................................     9,979,500
                                                                                                    ------------

                  INDONESIA (5.7%)
                  AUTO PARTS
     16,000,000   PT Gajah Tunggal................................................................     2,681,564
                                                                                                    ------------
                  BANKING
     13,730,200   Pt Bank Bira....................................................................     1,917,626
      1,000,000   PT Bank Dagang Nasional Indonesia (Rights)*.....................................        30,447
        906,730   PT Bank Internasional Indonesia (Warrants due 01/17/00)*........................        51,668
      6,997,500   PT Pan Indonesia Bank...........................................................     1,563,687
        999,642   PT Pan Indonesia Bank (Warrants due 06/26/00)*..................................        25,131
                                                                                                    ------------
                                                                                                       3,588,559
                                                                                                    ------------
                  BUILDING MATERIALS
     10,333,096   PT Mulia Industrindo*...........................................................     1,876,121
                                                                                                    ------------
                  CONGLOMERATES
      2,500,000   PT Bimantara Citra..............................................................     2,304,469
                                                                                                    ------------
                  CONSTRUCTION EQUIPMENT
      1,900,000   PT United Tractors..............................................................     1,326,816
                                                                                                    ------------
                  CONSTRUCTION PLANT & EQUIPMENT
     11,000,000   PT Citra Marga Nusaphala Persada................................................     3,149,441
                                                                                                    ------------
                  FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        568,000   PT Hanjaya Mandala Sampoerna....................................................       995,587
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  FOREST PRODUCTS, PAPER & PACKING
         34,874   PT Indah Kiat Pulp & Paper Corp.................................................  $     13,394
        993,175   PT Pabrik Kertas Tjiwi Kimia....................................................       367,586
        310,300   PT Pabrik Kertas Tjiwi Kimia (Warrants due 07/15/02)*...........................        39,004
                                                                                                    ------------
                                                                                                         419,984
                                                                                                    ------------
                  INVESTMENT COMPANIES
      2,500,000   Peregrine Indonesia Fund Ltd. (Units)++**.......................................     2,387,750
                                                                                                    ------------
                  METALS
      3,523,000   PT Tambang Timah................................................................     4,231,536
                                                                                                    ------------
                  OIL & GAS EXPLORATION
        100,000   Gulf Indonesia Resources Ltd.*..................................................     2,100,000
                                                                                                    ------------
                  PHARMACEUTICALS
      3,000,000   PT Kalbe Farma..................................................................     1,843,576
                                                                                                    ------------
                  PLANTATION
      3,530,100   PT London Sumatra Indonesia.....................................................     3,820,988
                                                                                                    ------------
                  PROPERTY
        200,000   PT Kawasan Jababeka - 144A** (GDR)*.............................................       776,000
                                                                                                    ------------
                  RETAIL - DEPARTMENT STORES
      2,710,000   PT Ramayana Lestari Sentosa*....................................................     4,617,598
                                                                                                    ------------
                  TELECOMMUNICATIONS
      7,058,000   PT Telekomunikasi Indonesia.....................................................     6,604,553
                                                                                                    ------------

                  TOTAL INDONESIA.................................................................    42,724,542
                                                                                                    ------------

                  JAPAN (22.0%)
                  AGRICULTURE
          2,500   Hokuto Corp.....................................................................        70,865
                                                                                                    ------------
                  APPAREL
         41,000   World Co., Ltd..................................................................     1,516,625
                                                                                                    ------------
                  AUTO TRUCKS & PARTS
        110,000   NGK Spark Plug Co., Ltd.........................................................       765,337
         55,000   Yasunaga Corp...................................................................       457,190
                                                                                                    ------------
                                                                                                       1,222,527
                                                                                                    ------------
                  AUTOMOTIVE
         97,000   Honda Motor Co..................................................................     3,265,586
        112,000   Toyota Motor Corp...............................................................     3,118,870
                                                                                                    ------------
                                                                                                       6,384,456
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  BANKING
        217,000   Asahi Bank, Ltd.................................................................  $  1,125,586
        246,000   Bank of Tokyo-Mitsubishi Ltd....................................................     3,210,474
        196,000   Mitsui Trust & Banking Co., Ltd.................................................       681,031
        158,000   Sanwa Bank, Ltd.................................................................     1,589,194
        157,000   Sumitomo Bank...................................................................     1,670,490
        164,000   Sumitomo Trust & Banking........................................................     1,250,108
                                                                                                    ------------
                                                                                                       9,526,883
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
         55,000   Kaneshita Construction..........................................................       368,038
                                                                                                    ------------
                  BUILDING MATERIALS
         94,000   Ibiden Co., Ltd.................................................................     1,562,760
        276,000   Sanwa Shutter...................................................................     1,734,464
                                                                                                    ------------
                                                                                                       3,297,224
                                                                                                    ------------
                  BUSINESS SERVICES
        185,000   Ricoh Co., Ltd..................................................................     2,383,624
         36,000   Secom Co........................................................................     2,328,180
                                                                                                    ------------
                                                                                                       4,711,804
                                                                                                    ------------
                  CHEMICALS
        707,000   Mitsubishi Chemical Corp........................................................     1,592,660
        132,000   Mitsubishi Gas Chemical Co......................................................       459,751
        489,000   Nippon Zeon Co., Ltd............................................................     1,772,269
        104,000   Shin-Etsu Chemical Co...........................................................     2,541,646
        225,000   Sumitomo Bakelite Co., Ltd......................................................     1,569,202
                                                                                                    ------------
                                                                                                       7,935,528
                                                                                                    ------------
                  COMMERCIAL SERVICES
         30,000   Nichii Gakkan Co................................................................     1,221,945
                                                                                                    ------------
                  COMPUTER SOFTWARE & SERVICES
         84,000   Hitachi Software Engineering Co., Ltd...........................................     2,283,292
         13,000   Ines Corp.......................................................................       184,788
         53,000   Meitec Corp.....................................................................     1,564,007
         16,000   Nintendo Co., Ltd...............................................................     1,383,209
             62   NTT Data Corp...................................................................     2,963,425
         34,000   Ricoh Elemex....................................................................       276,974
                                                                                                    ------------
                                                                                                       8,655,695
                                                                                                    ------------
                  COMPUTERS
         21,000   Nidec Corp......................................................................       820,449
                                                                                                    ------------
                  ELECTRIC
         80,000   Tokyo Electric Power Co.........................................................     1,529,510
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         27,000   Advantest Corp..................................................................     2,233,167
        130,000   Aiwa Co., Ltd...................................................................     2,906,899

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
    Y   100,000 K Canon, Inc. 1.20% due 12/20/05 (Conv.)..........................................  $  1,828,761
    Y    50,000 K Canon, Inc. 1.30% due 12/19/08 (Conv.)..........................................       813,383
        224,000   Fujitsu, Ltd....................................................................     2,457,855
        176,000   Hitachi, Ltd....................................................................     1,353,283
         60,000   Mitsui High-Tec.................................................................     1,366,584
         37,000   Murata Manufacturing Co., Ltd...................................................     1,500,914
         33,600   Sony Corp.......................................................................     2,790,224
        135,000   Sumitomo Electric Industries....................................................     1,784,289
         34,000   TDK Corp........................................................................     2,820,615
                                                                                                    ------------
                                                                                                      21,855,974
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
        155,000   Dainippon Screen Manufacturing Co., Ltd.........................................     1,257,523
         70,000   Mitsumi Electric Co., Ltd.......................................................     1,373,234
          2,000   Sunx Ltd........................................................................        20,948
                                                                                                    ------------
                                                                                                       2,651,705
                                                                                                    ------------
                  ELECTRONICS
         29,000   Rohm Co., Ltd...................................................................     2,868,662
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
         33,000   Shinko Electric Industries Co., Ltd.............................................     1,399,003
        100,000   Toshiba Ceramics Co., Ltd.......................................................       642,560
                                                                                                    ------------
                                                                                                       2,041,563
                                                                                                    ------------
                  ELECTRONICS - SPECIALTY
         90,000   Taiyo Yuden Co., Ltd............................................................     1,039,900
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        364,000   Kajima Corp.....................................................................     1,630,889
         55,500   Nitto Kohki Co., Ltd............................................................       991,895
                                                                                                    ------------
                                                                                                       2,622,784
                                                                                                    ------------
                  ENTERTAINMENT
         33,000   H.I.S. Co., Ltd.................................................................     1,072,569
         37,700   Sony Music Entertainment Inc....................................................     1,325,611
                                                                                                    ------------
                                                                                                       2,398,180
                                                                                                    ------------
                  FINANCIAL SERVICES
         15,400   Nichiei Co., Ltd. (Kyoto).......................................................     1,689,776
        156,000   Nomura Securities Co., Ltd......................................................     1,815,461
         27,500   Orix Corp.......................................................................     1,879,052
                                                                                                    ------------
                                                                                                       5,384,289
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        163,000   Nippon Meat Packers, Inc........................................................  $  2,276,309
                                                                                                    ------------
                  HAND TOOLS
         16,000   Disco Corp......................................................................       514,713
                                                                                                    ------------
                  INDUSTRIALS
    Y    43,000 K Nippon Densan Corp. 1.00% 09/30/03 (Conv.)......................................       482,544
                                                                                                    ------------
                  INSURANCE
        249,000   Tokio Marine & Fire Insurance Co................................................     2,483,791
                                                                                                    ------------
                  MACHINERY
        212,000   Daifuku Co., Ltd................................................................     1,589,559
         88,000   Fuji Machine Manufacturing Co., Ltd.............................................     2,552,951
         16,500   Keyence Corp....................................................................     2,468,828
        250,000   Minebea Co., Ltd................................................................     2,493,766
    Y    21,000 K Minebea Co., Ltd. 0.80% due 03/31/03 (Conv.)....................................       247,880
        356,000   Mitsubishi Heavy Industries, Ltd................................................     1,748,928
        171,000   Nippon Thompson Co..............................................................     1,172,693
        270,000   OSG Corp........................................................................     1,571,072
        100,000   Tsudakoma.......................................................................       332,502
                                                                                                    ------------
                                                                                                      14,178,179
                                                                                                    ------------
                  MANUFACTURING
         61,000   Nichiha Corp....................................................................       689,609
                                                                                                    ------------
                  MERCHANDISING
         50,000   Shimamura Co., Ltd..............................................................     1,350,790
                                                                                                    ------------
                  METALS & MINING
        919,000   Nippon Steel Co.................................................................     1,894,530
         87,000   Sumitomo Sitix Corp.............................................................     1,533,167
         80,000   Sumitomo Special Metals.........................................................     1,536,160
                                                                                                    ------------
                                                                                                       4,963,857
                                                                                                    ------------
                  METALS NON-FERROUS
        234,000   Fujikura Ltd....................................................................     1,604,738
        582,000   Mitsui Mining & Smelting........................................................     2,568,928
                                                                                                    ------------
                                                                                                       4,173,666
                                                                                                    ------------
                  NATURAL GAS
        620,000   Tokyo Gas Co., Ltd..............................................................     1,422,444
                                                                                                    ------------
                  OFFICE EQUIPMENT
         13,000   Riso Kagaku.....................................................................       766,168
                                                                                                    ------------
                  PHARMACEUTICALS
        103,000   Eisai Co., Ltd..................................................................     1,618,204
         79,000   Takeda Chemical Industries......................................................     2,153,948

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
         49,000   Terumo Corp.....................................................................  $    806,484
                                                                                                    ------------
                                                                                                       4,578,636
                                                                                                    ------------
                  REAL ESTATE
         43,700   Chubu Sekiwa Real Estate, Ltd...................................................       345,096
        124,000   Mitsubishi Estate Co., Ltd......................................................     1,566,750
        223,000   Mitsui Fudosan Co...............................................................     2,521,031
                                                                                                    ------------
                                                                                                       4,432,877
                                                                                                    ------------
                  RETAIL
         45,300   Ministop Co., Ltd...............................................................     1,317,955
         23,200   Otsuka Kagu Ltd.................................................................     1,523,525
         29,000   Shimachu Co., Ltd...............................................................       617,124
        203,000   Tokyo Style Co., Ltd............................................................     2,143,059
                                                                                                    ------------
                                                                                                       5,601,663
                                                                                                    ------------
                  RETAIL - DEPARTMENT STORES
        183,000   Hankyu Department Stores........................................................     1,461,870
                                                                                                    ------------
                  RETAIL - GENERAL MERCHANDISE
         28,200   Circle K Japan Co., Ltd.........................................................     1,448,678
         37,000   Seven - Eleven Japan............................................................     2,768,080
                                                                                                    ------------
                                                                                                       4,216,758
                                                                                                    ------------
                  RETAIL - SPECIALTY
         60,000   Aderans Co., Ltd................................................................     1,615,960
                                                                                                    ------------
                  STEEL
      1,013,000   Sumitomo Metal Industries.......................................................     2,029,368
        100,000   Yamato Kogyo Co., Ltd...........................................................       789,692
                                                                                                    ------------
                                                                                                       2,819,060
                                                                                                    ------------
                  TELECOMMUNICATIONS
            392   DDI Corp........................................................................     1,309,925
        127,000   Nippon Comsys Corp..............................................................     1,541,313
            358   Nippon Telegraph & Telephone Corp...............................................     3,035,411
                                                                                                    ------------
                                                                                                       5,886,649
                                                                                                    ------------
                  TEXTILES
        768,000   Mitsubishi Rayon Co., Ltd.......................................................     2,464,239
        560,000   Nitto Boseki Co., Ltd...........................................................     1,526,850
                                                                                                    ------------
                                                                                                       3,991,089
                                                                                                    ------------
                  TRANSPORTATION
         19,000   Kanto Seino Transportation......................................................       401,164
        303,000   Tokyu Corp......................................................................     1,259,352
                                                                                                    ------------
                                                                                                       1,660,516
                                                                                                    ------------
                  UTILITIES - ELECTRIC
         69,300   Hokkaido Electric Power.........................................................     1,134,838
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  WHOLESALE & INTERNATIONAL TRADE
        359,000   Mitsui & Co.....................................................................  $  2,724,580
          7,000   Satori Electric Co., Ltd........................................................       124,522
                                                                                                    ------------
                                                                                                       2,849,102
                                                                                                    ------------
                  WHOLESALE DISTRIBUTOR
         31,200   Fujimi, Inc.*...................................................................     1,716,908
         49,500   Misumi Corp.....................................................................       806,484
                                                                                                    ------------
                                                                                                       2,523,392
                                                                                                    ------------

                  TOTAL JAPAN.....................................................................   164,199,086
                                                                                                    ------------

                  MALAYSIA (6.2%)
                  AUTOMOTIVE
        370,000   Edaran Otomobil Nasional Berhad.................................................     1,159,701
        455,000   Oriental Holdings Berhad........................................................       923,582
         99,000   UMW Holdings Berhad.............................................................       115,254
                                                                                                    ------------
                                                                                                       2,198,537
                                                                                                    ------------
                  BANKING
      1,100,000   Affin Holdings Berhad...........................................................       837,313
         34,000   Hong Leong Credit Berhad........................................................        47,296
        701,000   Malayan Banking Berhad..........................................................     2,699,373
      2,200,333   Public Bank Berhad..............................................................     1,372,745
                                                                                                    ------------
                                                                                                       4,956,727
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
         60,000   Dialog Group Berhad.............................................................       240,000
        700,000   Gamuda Berhad...................................................................     1,065,672
        134,000   Gamuda Berhad (Warrants due 12/29/01)*..........................................        33,600
      1,500,000   Lingkaran Trans Kota Holdings Berhad*...........................................     1,432,836
          1,750   Sungei Way Holdings Berhad (Warrants due 06/29/99)*.............................           345
        956,968   United Engineers Malaysia Berhad................................................     2,256,731
        273,000   YTL Corp. Berhad................................................................       301,522
                                                                                                    ------------
                                                                                                       5,330,706
                                                                                                    ------------
                  CONGLOMERATES
        650,000   Sime Darby Berhad...............................................................       931,343
                                                                                                    ------------
                  ELECTRONICS
        475,000   Malaysian Pacific Industries Berhad.............................................     1,474,627
                                                                                                    ------------
                  INSURANCE
        605,000   Malaysian Assurance Alliance Berhad.............................................     1,083,582
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  LEISURE
        460,000   Berjaya Sports Toto Berhad......................................................  $  1,249,552
      2,332,800   Magnum Corporation Berhad.......................................................     1,817,495
      3,161,000   Metroplex Berhad................................................................     1,094,555
        500,000   Resorts World Berhad............................................................       888,060
                                                                                                    ------------
                                                                                                       5,049,662
                                                                                                    ------------
                  PLANTATION
      1,800,000   Highlands & Lowlands Berhad.....................................................     2,031,045
      2,695,000   IOI Corporated Berhad...........................................................     2,284,716
        900,000   Kuala Lumpur Kepong Berhad......................................................     2,149,254
                                                                                                    ------------
                                                                                                       6,465,015
                                                                                                    ------------
                  PUBLISHING
        702,000   Star Publications...............................................................     1,299,224
                                                                                                    ------------
                  REAL ESTATE
      1,200,000   Pelangi Berhad..................................................................       576,716
        900,000   Sime UEP Properties Berhad......................................................       832,836
                                                                                                    ------------
                                                                                                       1,409,552
                                                                                                    ------------
                  TELECOMMUNICATIONS
      1,850,000   Telekom Malaysia Berhad.........................................................     4,776,866
                                                                                                    ------------
                  TOBACCO
        600,000   RJ Reynolds Berhad..............................................................       922,388
                                                                                                    ------------
                  UTILITIES
        229,000   Prime Utilities Berhad..........................................................       676,746
        147,000   Prime Utilities Berhad (Warrants due 03/11/01)*.................................        71,964
        294,000   Prime Utilities Berhad 1.00% due 03/01/01 (Loan Stock)..........................        52,657
      2,650,000   Tenaga Nasional Berhad..........................................................     5,695,522
                                                                                                    ------------
                                                                                                       6,496,889
                                                                                                    ------------
                  WATER
      2,207,000   Puncak Niaga Holdings Berhad....................................................     2,595,696
                                                                                                    ------------
                  WIRE & CABLE
      1,400,000   Leader Universal Holdings Berhad................................................       852,537
                                                                                                    ------------

                  TOTAL MALAYSIA..................................................................    45,843,351
                                                                                                    ------------
                  PHILIPPINES (1.2%)
                  BUILDING MATERIALS
        341,400   Bacnotan Consolidated Industries................................................       229,882
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  CONGLOMERATES
      2,700,000   First Philippine Holdings Corp. (B Shares)......................................  $  2,282,235
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
     14,334,000   DMCI Holdings, Inc.*............................................................     1,150,006
                                                                                                    ------------
                  LEISURE
     14,000,000   Belle Corp.*....................................................................     1,283,668
      2,800,000   Belle Corp. (Warrants due 10/06/00)*............................................           521
                                                                                                    ------------
                                                                                                       1,284,189
                                                                                                    ------------
                  TELECOMMUNICATIONS
         80,000   Philippine Long Distance Telephone Co. (ADR)....................................     1,940,000
                                                                                                    ------------
                  UTILITIES
        782,963   Manila Electric Co. (B Shares)..................................................     2,422,923
                                                                                                    ------------

                  TOTAL PHILIPPINES...............................................................     9,309,235
                                                                                                    ------------

                  SINGAPORE (8.1%)
                  BANKING
        583,250   Development Bank of Singapore, Ltd..............................................     5,450,588
      1,198,200   Overseas Chinese Banking Corp., Ltd.............................................     6,665,130
        600,000   Overseas Union Bank, Ltd........................................................     2,002,543
      1,028,000   United Overseas Bank, Ltd.......................................................     5,685,696
                                                                                                    ------------
                                                                                                      19,803,957
                                                                                                    ------------
                  CONGLOMERATES
        659,000   Jardine Strategic Holdings Ltd..................................................     2,108,800
        988,750   Keppel Corp., Ltd.*.............................................................     3,130,308
      1,430,000   Natsteel Ltd....................................................................     2,318,182
      1,016,000   Sembawang Corp., Ltd............................................................     3,126,154
                                                                                                    ------------
                                                                                                      10,683,444
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
        260,000   Elec & Eltek International Co., Ltd.............................................     1,872,000
      1,308,000   Venture Manufacturing Ltd.......................................................     4,490,273
                                                                                                    ------------
                                                                                                       6,362,273
                                                                                                    ------------
                  ELECTRONICS
        300,000   GP Batteries International Ltd..................................................       877,305
                                                                                                    ------------
                  FINANCE
        240,000   Hong Leong Finance Ltd. (Warrants due 09/15/98)*................................        15,258
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  HEALTHCARE
        326,000   Parkway Holdings Ltd............................................................  $    824,844
                                                                                                    ------------
                  METALS - MISCELLANEOUS
      2,000,500   Amtek Engineering Ltd...........................................................     1,576,999
                                                                                                    ------------
                  PUBLISHING
        150,000   Singapore Press Holdings Ltd....................................................     2,069,294
                                                                                                    ------------
                  REAL ESTATE
        850,400   City Developments, Ltd..........................................................     3,568,112
      1,000,000   DBS Land Ltd....................................................................     1,703,751
        400,000   Singapore Land Ltd..............................................................     1,139,224
      1,700,000   United Overseas Land, Ltd.......................................................     1,469,803
        240,000   United Overseas Land, Ltd. (Warrants due 05/28/01)*.............................        51,875
                                                                                                    ------------
                                                                                                       7,932,765
                                                                                                    ------------
                  SHIPBUILDING
        700,000   Keppel Fels Ltd.................................................................     1,886,841
                                                                                                    ------------
                  TRANSPORTATION
        750,000   Singapore Airlines Ltd..........................................................     5,626,192
                                                                                                    ------------
                  UTILITIES - TELECOMMUNICATIONS
      1,600,000   Singapore Telecom...............................................................     2,542,912
                                                                                                    ------------

                  TOTAL SINGAPORE.................................................................    60,202,084
                                                                                                    ------------

                  SOUTH KOREA (2.4%)
                  AUTOMOTIVE
         57,000   Hyundai Motor Co., Ltd..........................................................       944,063
         36,000   Hyundai Motor Co., Ltd. (GDR)...................................................       126,000
                                                                                                    ------------
                                                                                                       1,070,063
                                                                                                    ------------
                  BANKING
          7,003   Shinhan Bank....................................................................        53,982
                                                                                                    ------------
                  COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
         27,249   LG Information & Communication Ltd..............................................     1,566,818
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         40,000   Samsung Display Devices Co......................................................     1,229,167
         80,118   Samsung Electronics Co. (GDR)...................................................     3,162,992
                                                                                                    ------------
                                                                                                       4,392,159
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
         39,990   Hyundai Engineering & Construction Co...........................................       595,684
                                                                                                    ------------
                  INSURANCE
         30,840   Oriental Fire & Marine Insurance................................................       359,800
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  INVESTMENT COMPANIES
        234,000   Atlantis Korean Smaller Companies*..............................................  $    760,500
         65,000   Clemente Korea Emerging Growth Fund*............................................       276,250
                                                                                                    ------------
                                                                                                       1,036,750
                                                                                                    ------------
                  SHIPBUILDING
        200,650   Daewoo Heavy Industries.........................................................     1,170,458
                                                                                                    ------------
                  STEEL & IRON
        110,685   Pohang Iron & Steel Co., Ltd....................................................     4,942,085
                                                                                                    ------------
                  UTILITIES
         90,640   Korea Electric Power Corp.......................................................     1,293,508
         46,838   Seoul City Gas Go Ltd...........................................................     1,122,160
                                                                                                    ------------
                                                                                                       2,415,668
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................    17,603,467
                                                                                                    ------------

                  TAIWAN (5.4%)
                  BANKS
        705,000   China Development Corp..........................................................     2,015,931
        846,400   China Trust Commercial Bank*....................................................     1,178,321
        372,960   International Commercial Bank of China..........................................       688,635
        614,900   United World Chinese Commercial Bank*...........................................     1,165,497
                                                                                                    ------------
                                                                                                       5,048,384
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
        802,420   Cathay Construction Corp........................................................       865,355
                                                                                                    ------------
                  BUILDING MATERIALS
        307,491   Asia Cement Corp. (GDR).........................................................     3,305,528
                                                                                                    ------------
                  CHEMICALS
         56,000   Formosa Chemical & Fibre Corp...................................................        52,157
      1,013,700   Formosa Plastic Corp............................................................     1,629,871
$         2,925 K Nan Ya Plastics Corp. 1.75% due 07/19/01 (Conv.)................................     3,188,250
                                                                                                    ------------
                                                                                                       4,870,278
                                                                                                    ------------
                  COMPUTERS
         52,750   Acer Inc........................................................................        73,092
$         1,900 K Acer Peripherals Inc. 1.25% due 11/27/06 (Conv.)................................     2,090,000

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
$         2,100 K Compal Electronics 1.00% due 11/21/03 (Conv.)...................................  $  2,625,000
        780,000   Microtek International, Inc.*...................................................       917,647
$         1,000 K Yageo Corp. 1.25% due 07/24/03 (Conv.)..........................................     1,450,000
                                                                                                    ------------
                                                                                                       7,155,739
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/ COMPONENTS
        541,800   Siliconware Precision Industries Co.*...........................................     1,062,353
$           230 K Siliconware Precision Industries Co. 0.50% due 07/21/04 (Conv.).................       219,650
        811,500   Taiwan Semiconductor Manufacturing Co.*.........................................     2,585,662
$         1,800 K United Microelectronics Corp. - 144A** 0.25% due 05/16/04 (Conv.)...............     1,944,000
                                                                                                    ------------
                                                                                                       5,811,665
                                                                                                    ------------
                  INVESTMENT COMPANIES
            600   Taipei Fund*....................................................................     5,100,000
                                                                                                    ------------
                  LIFE INSURANCE
        509,350   Cathay Life Insurance Co., Ltd..................................................     2,297,068
                                                                                                    ------------
                  MANUFACTURING
      1,032,000   President Enterprises Corp.*....................................................     1,197,254
                                                                                                    ------------
                  STEEL & IRON
      2,548,000   China Steel Corp................................................................     1,973,451
         63,000   China Steel Corp. (GDR).........................................................       913,500
                                                                                                    ------------
                                                                                                       2,886,951
                                                                                                    ------------
                  TRANSPORTATION
$         2,000 K U-Ming Marine Transport 1.50% due 02/07/01 (Conv.)..............................     1,625,000
                                                                                                    ------------

                  TOTAL TAIWAN....................................................................    40,163,222
                                                                                                    ------------
                  THAILAND (2.1%)
                  BANKING
        320,000   Bangkok Bank PCL................................................................     1,092,683
                                                                                                    ------------
                  ENERGY
        124,900   Ban Pu Coal Co., Ltd............................................................       859,068
        258,500   Lanna Lignite Public Co., Ltd...................................................       895,293
                                                                                                    ------------
                                                                                                       1,754,361
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  INVESTMENT COMPANIES
      7,896,100   Ruang Khao 2 Fund (Units)++.....................................................  $  1,117,009
                                                                                                    ------------
                  OIL RELATED
        570,000   PTT Exploration & Production PCL................................................     5,700,000
                                                                                                    ------------
                  TELECOMMUNICATIONS
        270,000   Advanced Info Service Public Co., Ltd...........................................     1,422,439
                                                                                                    ------------
                  TELEVISION
        250,000   BEC World Public Co., Ltd.......................................................     1,256,097
                                                                                                    ------------
                  TRANSPORTATION
      3,300,000   Bangkok Expressway Public Co., Ltd.*............................................     2,173,171
        312,000   Regional Container Line Co., Ltd................................................       502,244
                                                                                                    ------------
                                                                                                       2,675,415
                                                                                                    ------------
                  UTILITIES - ELECTRIC
        800,000   Cogeneration Public Co.*........................................................       790,244
                                                                                                    ------------

                  TOTAL THAILAND..................................................................    15,808,248
                                                                                                    ------------

                  TOTAL COMMON STOCKS, WARRANTS, RIGHTS AND BONDS
                  (IDENTIFIED COST $911,863,478)..................................................   709,635,228
                                                                                                    ------------

 CURRENCY
 AMOUNT IN
 THOUSANDS
-----------
             PURCHASED PUT OPTIONS ON FOREIGN CURRENCY (0.7%)
HKD 257,760  April 24, 1998/HKD 8.055.............................................................       947,200
HKD 290,520  April 24, 1998/HKD 8.07..............................................................     1,058,400
Y  6,613,322 February 10, 1998/YEN 115.82.........................................................     2,192,640
Y  5,914,300 February 10, 1998/YEN 120.70.........................................................       877,100
                                                                                                    ------------

             TOTAL PURCHASED PUT OPTIONS ON FOREIGN CURRENCY
             (IDENTIFIED COST $5,029,510).........................................................     5,075,340
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (a) (1.2%)
             COMMERCIAL PAPER
             AUTOMOTIVE - FINANCE
$       350  Ford Motor Credit Co. 5.50% due 11/26/97.............................................  $    348,663
                                                                                                    ------------
             U.S. GOVERNMENT AGENCY
      9,000  Federal Home Loan Mortgage Corp. 5.65% due 11/03/97..................................     8,997,175
                                                                                                    ------------

             TOTAL SHORT-TERM INVESTMENTS
             (AMORTIZED COST $9,345,838)..........................................................     9,345,838
                                                                                                    ------------

             TOTAL INVESTMENTS
             (IDENTIFIED COST $926,238,826).......................................................   724,056,406
                                                                                                    ------------

 CURRENCY
 AMOUNT IN
 THOUSANDS
-----------
             WRITTEN OPTIONS ON FOREIGN CURRENCY (0.4%)
HKD 290,520  April 24, 1998/HKD 8.07..............................................................    (1,420,200)
HKD 257,760  April 24, 1998/HKD 8.05..............................................................    (1,228,800)
                                                                                                    ------------

             TOTAL WRITTEN OPTIONS ON FOREIGN CURRENCY
             (PREMIUM RECEIVED $2,594,840)........................................................    (2,649,000)
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $926,238,826) (B)........................................................   97.1 %   724,056,406
TOTAL WRITTEN OPTIONS OUTSTANDING.........................................................   (0.4)     (2,649,000)

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    3.3      24,284,164
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 745,691,570
                                                                                            ------  -------------
                                                                                            ------  -------------


---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $47,368,650 and the aggregate gross unrealized depreciation is $249,551,070, resulting in net unrealized depreciation of $202,182,420.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1997

                                          UNREALIZED
  CONTRACTS         IN        DELIVERY   APPRECIATION
 TO DELIVER    EXCHANGE FOR     DATE    (DEPRECIATION)
-------------------------------------------------------
$    3,870,634 HKD29,929,677  11/03/97     $   2,003
MYR 4,283,151  $   1,254,768  11/03/97       (23,784)
JPY 29,990,882 $     249,238  11/04/97           (62)
SGD 2,883,450  $   1,831,227  11/04/97        (1,863)
JPY 20,597,489 $     171,246  11/05/97            28
MYR 6,850,446  $   1,984,486  11/05/97       (60,423)
 MYR  977,094  $     288,654  11/05/97        (3,016)
SGD 4,295,384  $   2,715,161  11/05/97       (15,535)
                                        ---------------
            Net unrealized
depreciation..........................     $(102,652)
                                        ---------------
                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1997

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Agriculture.......................................................................  $     70,864       0.0  %
Aluminum..........................................................................     2,502,500       0.3
Apparel...........................................................................     1,516,625       0.2
Auto Parts........................................................................     2,681,564       0.3
Auto Trucks & Parts...............................................................     1,222,527       0.2
Automotive........................................................................    11,090,592       1.5
Automotive - Finance..............................................................       348,663       0.1
Banking...........................................................................    78,671,607      10.6
Banks.............................................................................     8,829,134       1.2
Building & Construction...........................................................    10,931,294       1.5
Building Materials................................................................     8,708,755       1.2
Business Services.................................................................     4,711,804       0.6
Chemicals.........................................................................    12,805,806       1.7
Commercial Services...............................................................     1,221,945       0.1
Communications - Equipment/Manufacturers..........................................     1,566,818       0.2
Computer Software & Services......................................................     8,655,694       1.2
Computers.........................................................................     7,976,188       1.1
Conglomerates.....................................................................    78,270,359      10.5
Construction Equipment............................................................     1,326,816       0.2
Construction Plant & Equipment....................................................     3,149,441       0.4
Currency Options..................................................................     5,075,340       0.7
Electric..........................................................................     1,529,510       0.2
Electronic & Electrical Equipment.................................................    38,508,358       5.2
Electronic Components.............................................................     2,651,704       0.3
Electronics.......................................................................     5,220,593       0.7
Electronics - Semiconductors/Components...........................................     7,853,228       1.0
Electronics - Specialty...........................................................     1,039,900       0.1
Energy............................................................................     5,963,265       0.8
Engineering & Construction........................................................     6,757,037       0.9
Entertainment.....................................................................     2,398,180       0.3
Finance...........................................................................        15,257       0.0
Financial Services................................................................     5,384,289       0.7
Food, Beverage, Tobacco & Household Products......................................    14,710,584       2.0
Forest Products, Paper & Packing..................................................       419,984       0.1
Hand Tools........................................................................       514,713       0.1
Healthcare........................................................................       824,844       0.1
Hotels/Motels.....................................................................     1,727,373       0.2
Industrials.......................................................................       482,544       0.1
Insurance.........................................................................     3,927,173       0.5
Investment Companies..............................................................    10,135,509       1.3
Leisure...........................................................................     6,333,851       0.9
Life Insurance....................................................................     3,201,901       0.4
Machinery.........................................................................    14,178,180       1.9
Manufacturing.....................................................................     1,886,863       0.3

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Merchandising.....................................................................  $  1,350,790       0.2  %
Metals............................................................................     4,231,536       0.6
Metals & Mining...................................................................     9,411,068       1.2
Metals - Miscellaneous............................................................     1,576,999       0.2
Metals - Non-Ferrous..............................................................     4,173,666       0.6
Multi-Industry....................................................................     3,725,108       0.5
Natural Gas.......................................................................     1,422,444       0.2
Office Equipment..................................................................       766,168       0.1
Oil & Gas Exploration.............................................................     2,100,000       0.3
Oil Related.......................................................................     5,700,000       0.8
Pharmaceuticals...................................................................     6,422,212       0.9
Plantation........................................................................    10,286,003       1.4
Property..........................................................................       776,000       0.1
Publishing........................................................................     5,969,282       0.8
Real Estate.......................................................................   104,118,189      14.0
Retail............................................................................     5,601,663       0.8
Retail - Department Stores........................................................     6,079,468       0.8
Retail - General Merchandise......................................................     4,216,758       0.6
Retail - Specialty................................................................     1,615,960       0.2
Retail - Specialty Apparel........................................................       887,598       0.1
Retail Stores.....................................................................     4,794,156       0.6
Shipbuilding......................................................................     3,057,299       0.4
Steel.............................................................................     2,819,061       0.4
Steel & Iron......................................................................     7,829,036       1.0
Telecommunications................................................................    42,653,658       5.7
Television........................................................................     1,256,098       0.2
Textiles..........................................................................     7,687,339       1.0
Tobacco...........................................................................       922,388       0.1
Transportation....................................................................    16,815,683       2.3
U.S. Government Agency............................................................     8,997,175       1.2
Utilities.........................................................................    43,173,004       5.8
Utilities - Electric..............................................................     5,257,782       0.7
Utilities - Telecommunications....................................................     2,542,912       0.3
Water.............................................................................     2,595,696       0.3
Wholesale & International Trade...................................................     2,849,102       0.4
Wholesale Distributor.............................................................     2,523,392       0.3
Wire & Cable......................................................................       852,537       0.1
                                                                                    ------------       ---
                                                                                    $724,056,406      97.1  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $690,530,946      92.7  %
Convertible Bonds.................................................................    18,784,469       2.5
Foreign Currency Put Options......................................................     5,075,340       0.7
Short-Term Investments............................................................     9,345,838       1.2
Warrants & Rights.................................................................       319,813       0.0
                                                                                    ------------       ---
                                                                                    $724,056,406      97.1  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $926,238,826)............................................................  $  724,056,406
Cash (including $7,592,446 in foreign currency).............................................      11,905,736
Receivable for:
    Investments sold........................................................................      17,570,446
    Capital stock sold......................................................................       2,506,157
    Dividends...............................................................................       1,016,602
    Interest................................................................................         129,180
Prepaid expenses and other assets...........................................................          86,201
                                                                                              --------------
     TOTAL ASSETS...........................................................................     757,270,728
                                                                                              --------------
LIABILITIES:
Written call options outstanding, at value
  (premiums received $2,594,840)............................................................       2,649,000
Payable for:
    Investments purchased...................................................................       4,400,209
    Capital stock repurchased...............................................................       1,837,702
    Plan of distribution fee................................................................         799,956
    Investment management fee...............................................................         799,585
Accrued expenses and other payables.........................................................       1,092,706
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      11,579,158
                                                                                              --------------
     NET ASSETS.............................................................................  $  745,691,570
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,079,062,994
Net unrealized depreciation.................................................................    (202,672,283)
Dividends in excess of net investment income................................................      (3,880,806)
Accumulated net realized loss...............................................................    (126,818,335)
                                                                                              --------------
     NET ASSETS.............................................................................  $  745,691,570
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................        $622,202
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................          48,394
     NET ASSET VALUE PER SHARE..............................................................          $12.86
                                                                                              --------------
                                                                                              --------------
    Maximum Offering Price Per Share
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........................................          $13.57
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................    $744,132,621
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................      57,991,437
     NET ASSET VALUE PER SHARE..............................................................          $12.83
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................        $819,243
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................          63,853
     NET ASSET VALUE PER SHARE..............................................................          $12.83
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................        $117,504
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................           9,137
     NET ASSET VALUE PER SHARE..............................................................          $12.86
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1997*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $2,126,874 foreign withholding tax)........................................  $  33,599,748
Interest.....................................................................................      1,282,514
                                                                                               -------------

     TOTAL INCOME............................................................................     34,882,262
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................            278
Plan of distribution fee (Class B shares)....................................................     14,155,635
Plan of distribution fee (Class C shares)....................................................          1,074
Investment management fee....................................................................     13,946,846
Custodian fees...............................................................................      3,270,864
Transfer agent fees and expenses.............................................................      2,507,387
Professional fees............................................................................        245,395
Shareholder reports and notices..............................................................        223,412
Registration fees............................................................................         92,743
Directors' fees and expenses.................................................................          6,994
Other........................................................................................         44,740
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     34,495,368
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................        386,894
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments..............................................................................    (79,085,850)
    Options written..........................................................................        718,720
    Foreign exchange transactions............................................................     (2,636,120)
                                                                                               -------------

     NET LOSS................................................................................    (81,003,250)
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................   (280,418,627)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................       (406,090)
                                                                                               -------------

     NET DEPRECIATION........................................................................   (280,824,717)
                                                                                               -------------

     NET LOSS................................................................................   (361,827,967)
                                                                                               -------------

NET DECREASE.................................................................................  $(361,441,073)
                                                                                               -------------
                                                                                               -------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR       FOR THE YEAR
                                                                               ENDED             ENDED
                                                                         OCTOBER 31, 1997*  OCTOBER 31, 1996
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..................................................  $         386,894  $      2,914,418
Net realized gain (loss)...............................................        (81,003,250)        2,758,084
Net change in unrealized appreciation..................................       (280,824,717)       28,304,565
                                                                         -----------------  ----------------

     NET INCREASE (DECREASE)...........................................       (361,441,073)       33,977,067

Dividends to shareholders from net investment income - Class B
  shares...............................................................        (25,258,274)      (33,521,569)
Net increase (decrease) from capital stock transactions................       (492,076,963)      182,463,571
                                                                         -----------------  ----------------

     NET INCREASE (DECREASE)...........................................       (878,776,310)      182,919,069

NET ASSETS:
Beginning of period....................................................      1,624,467,880     1,441,548,811
                                                                         -----------------  ----------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
    $3,880,806 AND UNDISTRIBUTED NET INVESTMENT INCOME OF $1,241,493,
    RESPECTIVELY)......................................................  $     745,691,570  $  1,624,467,880
                                                                         -----------------  ----------------
                                                                         -----------------  ----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion. Effective May 1, 1997, the Agreement was amended to reduce the annual rate to 0.90% to the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $41,117,586 at October 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended October 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $4,821,220, and $650, respectively and approximately $11,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1997 aggregated $576,215,868 and $1,113,880,798, respectively.


For the year ended October 31, 1997, the Fund incurred $177,930 in brokerage commissions with affiliates of the Sub-Adviser for portfolio transactions executed on behalf of the Fund.


For the period May 31, 1997 through October 31, 1997, the Fund incurred brokerage commissions of $119,132 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund. At October 31, 1997, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc., of $385,903.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $56,508.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1997 included in Directors' fees and expenses in the Statement of Operations, amounted to $4,186. At October 31, 1997, the Fund had an accrued pension liability of $39,918 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         OCTOBER 31, 1997              OCTOBER 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................       63,214   $      998,769       --             --
Redeemed.........................................................      (14,820)        (235,608)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A                                                  48,394          763,161       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................   28,630,560      521,923,627    38,199,038   $744,616,070
Reinvestment of dividends........................................    1,228,090       23,456,516     1,685,192     31,243,453
Redeemed.........................................................  (57,878,288)  (1,039,376,437)  (30,677,011)  (593,395,952)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class B................................  (28,019,638)    (493,996,294)    9,207,219    182,463,571
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES*
Sold.............................................................       76,313        1,169,997       --             --
Redeemed.........................................................      (12,460)        (171,011)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       63,853          998,986       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES*
Sold.............................................................        9,137          157,184       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) in Fund..................................  (27,898,254)  $ (492,076,963)    9,207,219   $182,463,571
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------


---------------------
 *   For the period July 28, 1997 (issue date) through October 31, 1997.

6. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had an approximate net capital loss carryover of $116,663,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

               AMOUNTS IN THOUSANDS
          ------------------------------
            2003       2004       2005
          --------   --------   --------
          $  3,193   $ 15,875   $ 97,595
          --------   --------   --------
          --------   --------   --------

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $19,755,676, paid-in-capital was credited $6,595, and dividends in excess of net investment income was credited $19,749,081.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At October 31, 1997, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

8. COMMITMENTS

As of October 31, 1997, the Fund has purchased shares which are subject to installment payments. At October 31, 1997, the Fund had outstanding commitments as follows:

                                       TOTAL OUTSTANDING
              ISSUER                      COMMITMENT                  INSTALLMENT PAYMENT TERMS
----------------------------------  -----------------------  --------------------------------------------
     Investment Co. of China               $158,000                     Balance payable in one
                                                                    installment upon notification
                                                                            by the issuer.

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                       FOR THE
                                                                                        PERIOD
                                                                                       NOVEMBER
                                                                                      30, 1990*
                                    FOR THE YEAR ENDED OCTOBER 31                      THROUGH
                  ------------------------------------------------------------------   OCTOBER
                  1997***++     1996       1995        1994       1993      1992**     31, 1991
------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $    18.89  $   18.77  $   21.60  $    19.80  $   12.69  $   11.72  $   10.00
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income (loss)...       0.01       0.05       0.08       (0.10)     (0.04)     (0.01)      0.06

Net realized and
 unrealized gain
 (loss)..........      (5.77)      0.50      (1.94)       2.22       7.15       1.14       1.69
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......      (5.76)      0.55      (1.86)       2.12       7.11       1.13       1.75
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 and
 distributions
 from:
   Net investment
   income........      (0.30)     (0.43)    --          --         --          (0.01)     (0.03)
   Net realized
   gain..........     --         --          (0.97)      (0.32)    --          (0.15)    --
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total dividends
 and
 distributions...      (0.30)     (0.43)     (0.97)      (0.32)    --          (0.16)     (0.03)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period... $    12.83  $   18.89  $   18.77  $    21.60  $   19.80  $   12.69  $   11.72
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........     (31.01)%      3.00%     (8.65)%      10.69%     56.13%      9.86%     17.54%(1)

RATIOS TO AVERAGE
NET ASSETS:

Expenses.........       2.44%      2.39%      2.45%       2.41%      2.38%      2.77%      2.43%(2)(3)

Net investment
 income (loss)...       0.03%      0.18%      0.35%      (0.70)%     (0.46)%     (0.30)%      0.61%(2)(3)

SUPPLEMENTAL DATA:

Net assets, end
 of period, in
 millions........       $744     $1,624     $1,442      $1,571       $694       $177        $86

Portfolio
 turnover rate...         42%        49%        50%         35%        30%        73%        70%(1)

Average
 commission rate
 paid............     $0.0075    $0.0095    --          --         --         --         --

---------------------
 *   Commencement of operations.
**   Net investment loss was computed based upon the monthly average shares outstanding.
***  Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  If the Fund had borne all expenses that were assumed or waived by the
     Investment Manager, the above annualized expense and net investment income ratios would have been 2.83% and 0.22%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          OCTOBER 31,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 19.39
Net realized and unrealized loss......................................        (6.53)
                                                                             ------
Net asset value, end of period........................................      $ 12.86
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................       (33.68)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.92% (2)
Net investment loss...................................................        (0.03)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $622
Portfolio turnover rate...............................................           42%
Average commission rate paid..........................................      $0.0075

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 19.39
                                                                             ------
Net investment loss...................................................        (0.04)
Net realized and unrealized loss......................................        (6.52)
                                                                             ------
Total from investment operations......................................        (6.56)
                                                                             ------
Net asset value, end of period........................................      $ 12.83
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................       (33.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.62% (2)
Net investment loss...................................................        (0.77)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $819
Portfolio turnover rate...............................................           42%
Average commission rate paid..........................................      $0.0075

---------------------
 *   The date shares were first issued.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          OCTOBER 31,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 19.39
                                                                             ------

Net investment income.................................................         0.02

Net realized and unrealized loss......................................        (6.55)
                                                                             ------

Total from investment operations......................................        (6.53)
                                                                             ------

Net asset value, end of period........................................      $ 12.86
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................       (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................................................         1.62% (2)

Net investment income.................................................         0.42% (2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................         $118

Portfolio turnover rate...............................................           42%

Average commission rate paid..........................................      $0.0075

---------------------
 *   The date shares were first issued.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DEAN WITTER PACIFIC GROWTH FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Pacific Growth Fund Inc. (the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 17, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended October 31, 1997, the Fund has elected, pursuant to Section 853 of the Internal Revenue Code, to pass-through foreign taxes of $0.04 per share to its shareholders. The Fund generated net foreign source income of $0.04 per share with respect to this election.

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS, BONDS, RIGHTS
                  AND WARRANTS (94.0%)
                  AUSTRALIA (4.6%)
                  BANKING
      1,187,700   Westpac Banking Corp., Ltd......................................................  $  7,943,088
                                                                                                    ------------
                  COMMERCIAL SERVICES
        100,000   Mayne Nickless Ltd..............................................................       537,750
                                                                                                    ------------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
      1,200,000   Foster's Brewing Group Ltd......................................................     2,602,395
      5,131,000   Goodman Fielder Ltd.............................................................     7,929,109
                                                                                                    ------------
                                                                                                      10,531,504
                                                                                                    ------------
                  MULTI-INDUSTRY
      1,050,000   Pacific Dunlop Ltd..............................................................     1,936,213
                                                                                                    ------------
                  OIL - EXPLORATION & PRODUCTION
      1,100,000   Oil Search Ltd..................................................................     2,414,097
                                                                                                    ------------
                  RETAIL STORES
        502,200   Coles Myer Ltd..................................................................     2,419,502
                                                                                                    ------------
                  TOTAL AUSTRALIA.................................................................    25,782,154
                                                                                                    ------------
                  CHINA (1.3%)
                  INVESTMENT COMPANIES
        100,000   Investment Co. of China* ***....................................................       494,000
                                                                                                    ------------
                  METALS & MINING
      6,000,000   Yanzhou Coal Mining Co. Ltd.*...................................................     1,568,146
                                                                                                    ------------
                  MISCELLANEOUS
      3,920,000   China Resources Beijing Land....................................................     2,074,342
                                                                                                    ------------
                  UTILITIES - ELECTRIC
      2,950,000   Huaneng Power International, Inc.*..............................................     1,656,234
      4,000,000   Zhejiang Southeast Electric Power Co., Ltd. (B Shares)..........................     1,376,000
                                                                                                    ------------
                                                                                                       3,032,234
                                                                                                    ------------

                  TOTAL CHINA.....................................................................     7,168,722
                                                                                                    ------------
                  HONG KONG (29.4%)
                  BANKING
        750,000   Dah Sing Financial Group........................................................     1,829,504
      1,575,838   Dao Heng Bank Group Ltd.........................................................     4,657,549
      1,150,000   Hang Seng Bank Ltd..............................................................     9,684,757
        244,400   HSBC Holdings PLC...............................................................     6,971,141
                                                                                                    ------------
                                                                                                      23,142,951
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  CONGLOMERATES
      1,200,000   Citic Pacific Ltd...............................................................  $  3,686,113
      4,142,000   Hutchison Whampoa, Ltd..........................................................    25,606,840
        769,000   Swire Pacific Ltd. (Class A)....................................................     3,841,030
                                                                                                    ------------
                                                                                                      33,133,983
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
      1,500,000   ASM Pacific Technology Ltd......................................................     1,161,590
      4,000,000   Elec & Eltek International Holdings Ltd.........................................     1,135,777
      1,125,000   Johnson Electric Holdings Ltd...................................................     3,811,468
                                                                                                    ------------
                                                                                                       6,108,835
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
      1,381,000   Road King Infrastructure Ltd.*..................................................     1,283,325
                                                                                                    ------------
                  HOTELS/MOTELS
      1,036,000   CDL Hotels International, Ltd...................................................       317,566
                                                                                                    ------------
                  MISCELLANEOUS
        716,000   New World Infrastructure Ltd.*..................................................     1,538,642
                                                                                                    ------------
                  REAL ESTATE
      3,250,000   Cheung Kong (Holdings) Ltd......................................................    21,602,349
        700,000   China Resources Enterprise Ltd..................................................     1,201,600
      3,853,000   New World Development Co., Ltd..................................................    10,965,236
      2,600,000   Sun Hung Kai Properties Ltd.....................................................    15,436,242
      3,300,000   Wharf (Holdings) Ltd............................................................     5,281,363
                                                                                                    ------------
                                                                                                      54,486,790
                                                                                                    ------------
                  RETAIL - FOOD CHAINS
      2,250,000   Dairy Farm International Holdings Ltd...........................................     2,880,000
                                                                                                    ------------
                  TELECOMMUNICATIONS
      2,968,000   China Telecom Ltd.*.............................................................     5,631,079
      9,200,000   Hong Kong Telecommunications Ltd................................................    17,217,346
                                                                                                    ------------
                                                                                                      22,848,425
                                                                                                    ------------
                  UTILITIES
      2,375,000   CLP Holdings Ltd................................................................    11,402,943
      3,000,000   Hong Kong & China Gas Co., Ltd..................................................     4,084,925
      1,855,000   Hong Kong Electric Holdings Ltd.................................................     5,698,116
                                                                                                    ------------
                                                                                                      21,185,984
                                                                                                    ------------

                  TOTAL HONG KONG.................................................................   166,926,501
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  INDIA (1.6%)
                  ALUMINUM
         91,000   Hindalco Industries Ltd. (GDR)*.................................................  $  1,751,750
                                                                                                    ------------
                  BANKS
        162,000   State Bank of India (GDR)*......................................................     3,078,000
                                                                                                    ------------
                  TELECOMMUNICATIONS
        134,900   Mahanagar Telephone Nigam Ltd. (GDR)*...........................................     2,175,262
                                                                                                    ------------
                  TEXTILES
         85,000   Reliance Industries Ltd. (GDR)..................................................       775,625
                                                                                                    ------------
                  TOBACCO
         65,000   ITC Ltd. (GDR)..................................................................     1,495,000
                                                                                                    ------------
                  TOTAL INDIA.....................................................................     9,275,637
                                                                                                    ------------
                  INDONESIA (1.3%)
                  AUTO RELATED
     11,404,500   PT Astra International Inc......................................................     2,259,383
                                                                                                    ------------
                  BUILDING MATERIALS
         11,598   PT Mulia Industrindo*...........................................................           875
                                                                                                    ------------
                  FOREST PRODUCTS, PAPER & PACKING
        310,300   PT Pabrik Kertas Tjiwi Kimia (Warrants due 07/15/02)*...........................        38,095
                                                                                                    ------------
                  INVESTMENT COMPANIES
      2,500,000   Peregrine Indonesia Fund Ltd.**.................................................       422,000
                                                                                                    ------------
                  OIL & GAS EXPLORATION
        200,600   Gulf Indonesia Resources Ltd.*..................................................     3,084,225
                                                                                                    ------------
                  PLANTATION
            100   PT London Sumatra Indonesia.....................................................            25
                                                                                                    ------------
                  TELECOMMUNICATIONS
        231,200   PT Telekomunikasi Indonesia.....................................................     1,849,600
                                                                                                    ------------
                  TOTAL INDONESIA.................................................................     7,654,203
                                                                                                    ------------
                  JAPAN (18.6%)
                  APPAREL
         36,000   World Co., Ltd..................................................................       834,688
                                                                                                    ------------
                  AUTO TRUCKS & PARTS
         39,000   NGK Spark Plug Co., Ltd.........................................................       305,330
         54,000   Yasunaga Corp...................................................................       341,463
                                                                                                    ------------
                                                                                                         646,793
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  AUTOMOTIVE
         75,000   Honda Motor Co..................................................................  $  2,710,027
         79,000   Toyota Motor Corp...............................................................     2,051,716
                                                                                                    ------------
                                                                                                       4,761,743
                                                                                                    ------------
                  BANKING
        184,000   Asahi Bank, Ltd.................................................................       706,414
        209,000   Bank of Tokyo-Mitsubishi Ltd....................................................     2,578,674
        167,000   Mitsui Trust & Banking Co., Ltd.................................................       360,802
        134,000   Sanwa Bank, Ltd.................................................................     1,180,217
        133,000   Sumitomo Bank...................................................................     1,251,506
        140,000   Sumitomo Trust & Banking........................................................       729,298
                                                                                                    ------------
                                                                                                       6,806,911
                                                                                                    ------------
                  BEVERAGES
         31,000   Itoen, Ltd......................................................................       903,117
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
         51,000   Kaneshita Construction..........................................................       264,905
                                                                                                    ------------
                  BUILDING MATERIALS
         77,000   Ibiden Co., Ltd.................................................................     1,211,457
        238,000   Sanwa Shutter...................................................................     1,101,852
     Y   63,000 K Sanwa Shutter Corp. 0.90% due 03/31/06 (Conv.)..................................       424,458
                                                                                                    ------------
                                                                                                       2,737,767
                                                                                                    ------------
                  BUSINESS SERVICES
        158,000   Ricoh Co., Ltd..................................................................     1,630,669
         28,000   Secom Co........................................................................     1,644,083
                                                                                                    ------------
                                                                                                       3,274,752
                                                                                                    ------------
                  CHEMICALS
        605,000   Mitsubishi Chemical Corp........................................................     1,093,044
        356,000   Nippon Zeon Co., Ltd............................................................       830,774
         89,000   Shin-Etsu Chemical Co...........................................................     1,728,546
        155,000   Sumitomo Bakelite Co., Ltd......................................................     1,071,138
                                                                                                    ------------
                                                                                                       4,723,502
                                                                                                    ------------
                  CHEMICALS - SPECIALTY
         70,000   Sanyo Chemical Industries, Ltd..................................................       583,860
                                                                                                    ------------
                  COMMERCIAL SERVICES
         29,000   Nichii Gakkan Co................................................................       938,723
                                                                                                    ------------
                  COMPUTER SOFTWARE & SERVICES
         53,000   Hitachi Software Engineering Co., Ltd...........................................     1,452,273
         29,000   Meitec Corp.....................................................................       949,639
         14,000   Nintendo Co., Ltd...............................................................     1,279,434
             50   NTT Data Corp...................................................................     2,152,966
                                                                                                    ------------
                                                                                                       5,834,312
                                                                                                    ------------
                  COMPUTERS
          7,000   Nidec Corp......................................................................       374,134
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         86,000   Aiwa Co., Ltd...................................................................  $  2,557,212
     Y   99,000 K Canon, Inc. 1.20% due 12/20/05 (Conv.)..........................................     1,559,824
     Y   49,000 K Canon, Inc. 1.30% due 12/19/08 (Conv.)..........................................       769,083
        151,000   Hitachi, Ltd....................................................................     1,078,734
         49,000   Mitsui High-Tec.................................................................     1,161,924
         29,600   Sony Corp.......................................................................     2,453,297
        116,000   Sumitomo Electric Industries....................................................     1,377,085
         14,000   TDK Corp........................................................................     1,102,379
                                                                                                    ------------
                                                                                                      12,059,538
                                                                                                    ------------
                  ELECTRONICS
         17,000   Rohm Co., Ltd...................................................................     1,911,924
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
         22,800   Shinko Electric Industries Co., Ltd.............................................       990,334
         39,000   Tokyo Seimitsu Co., Ltd.........................................................     1,142,051
                                                                                                    ------------
                                                                                                       2,132,385
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        312,000   Kajima Corp.....................................................................       904,246
                                                                                                    ------------
                  ENTERTAINMENT
         33,700   Sony Music Entertainment Inc....................................................     1,314,107
                                                                                                    ------------
                  FINANCIAL SERVICES
         14,740   Nichiei Co., Ltd. (Kyoto).......................................................     1,142,894
        132,000   Nomura Securities Co., Ltd......................................................     1,604,788
         19,500   Orix Corp.......................................................................     1,343,157
                                                                                                    ------------
                                                                                                       4,090,839
                                                                                                    ------------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
        127,000   Nippon Meat Packers, Inc........................................................     1,720,867
                                                                                                    ------------
                  HAND TOOLS
         39,000   Disco Corp......................................................................     1,115,628
                                                                                                    ------------
                  HEALTH & PERSONAL CARE
         70,000   Sankyo Co., Ltd.................................................................     1,728,395
                                                                                                    ------------
                  INDUSTRIALS
     Y   26,000 K Nippon Densan Corp. 1.00% 09/30/03 (Conv.)......................................       369,332
                                                                                                    ------------
                  INSURANCE
        212,000   Tokio Marine & Fire Insurance Co................................................     2,298,103
                                                                                                    ------------
                  MACHINERY
        133,000   Daifuku Co., Ltd................................................................       523,630
         74,000   Fuji Machine Manufacturing Co., Ltd.............................................     2,105,691
         12,100   Keyence Corp....................................................................     1,623,171
         91,000   Kurita Water Industries Ltd.....................................................       998,095

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
         91,000   Minebea Co., Ltd................................................................  $  1,013,851
     Y   21,000 K Minebea Co., Ltd. 0.80% due 03/31/03 (Conv.)....................................       276,649
        165,000   OSG Corp........................................................................       968,835
         30,700   Shima Seiki Manufacturing, Ltd..................................................     1,028,418
                                                                                                    ------------
                                                                                                       8,538,340
                                                                                                    ------------
                  MANUFACTURING
         54,000   Nichiha Corp....................................................................       443,902
                                                                                                    ------------
                  MERCHANDISING
         38,800   Shimamura Co., Ltd..............................................................       958,025
                                                                                                    ------------
                  METALS & MINING
        786,000   Nippon Steel Co.................................................................     1,260,298
         39,000   Sumitomo Special Metals.........................................................       870,483
                                                                                                    ------------
                                                                                                       2,130,781
                                                                                                    ------------
                  METALS - NON-FERROUS
        200,000   Fujikura Ltd....................................................................     1,026,799
        384,000   Mitsui Mining & Smelting........................................................     1,589,883
                                                                                                    ------------
                                                                                                       2,616,682
                                                                                                    ------------
                  OFFICE EQUIPMENT
          5,900   Riso Kagaku.....................................................................       306,903
                                                                                                    ------------
                  PAPER PRODUCTS
        209,000   Tomoegawa Paper Co. Ltd.........................................................       621,462
                                                                                                    ------------
                  PHARMACEUTICALS
         61,000   Eisai Co., Ltd..................................................................       872,478
         88,000   Takeda Chemical Industries......................................................     2,504,065
                                                                                                    ------------
                                                                                                       3,376,543
                                                                                                    ------------
                  REAL ESTATE
         45,700   Chubu Sekiwa Real Estate, Ltd...................................................       216,734
         20,000   Heiwa Real Estate Co., Ltd......................................................       150,557
     Y  190,000 K Heiwa Real Estate Co., Ltd. 2.50% due 03/29/02 (Conv.)..........................       572,117
        105,000   Mitsubishi Estate Co., Ltd......................................................     1,011,743
        154,000   Mitsui Fudosan Co., Ltd.........................................................     1,400,422
                                                                                                    ------------
                                                                                                       3,351,573
                                                                                                    ------------
                  RETAIL
         19,700   Otsuka Kagu Ltd.................................................................       897,207
        156,000   Tokyo Style Co., Ltd............................................................     1,409,214
                                                                                                    ------------
                                                                                                       2,306,421
                                                                                                    ------------
                  RETAIL - DEPARTMENT STORES
        156,000   Hankyu Department Stores........................................................       967,660
                                                                                                    ------------
                  RETAIL - GENERAL MERCHANDISE
         24,500   Circle K Japan Co., Ltd.........................................................     1,005,157
         28,000   Seven-Eleven Japan Co., Ltd.....................................................     1,865,402
                                                                                                    ------------
                                                                                                       2,870,559
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  RETAIL - SPECIALTY
         23,000   Aderans Co., Ltd................................................................  $    541,930
                                                                                                    ------------
                  STEEL
        866,000   Sumitomo Metal Industries.......................................................     1,427,687
        123,000   Yamato Kogyo Co., Ltd...........................................................       912,963
                                                                                                    ------------
                                                                                                       2,340,650
                                                                                                    ------------
                  TELECOMMUNICATIONS
            315   DDI Corp........................................................................       794,377
            277   Nippon Telegraph & Telephone Corp...............................................     2,418,850
                                                                                                    ------------
                                                                                                       3,213,227
                                                                                                    ------------
                  TELECOMMUNICATIONS EQUIPMENT
        108,000   Nippon Comsys Corp..............................................................     1,263,415
                                                                                                    ------------
                  TEXTILES
        520,000   Mitsubishi Rayon Co., Ltd.......................................................     1,409,214
        384,000   Nitto Boseki Co., Ltd...........................................................       881,662
                                                                                                    ------------
                                                                                                       2,290,876
                                                                                                    ------------
                  TRANSPORTATION
        260,000   Tokyu Corp......................................................................     1,031,466
                                                                                                    ------------
                  UTILITIES - ELECTRIC
         69,000   Tokyo Electric Power Co.........................................................     1,316,734
                                                                                                    ------------
                  UTILITIES - GAS
        434,000   Tokyo Gas Co., Ltd..............................................................       976,859
                                                                                                    ------------
                  WHOLESALE & INTERNATIONAL TRADE
         76,000   Mitsui & Co.....................................................................       469,136
                                                                                                    ------------
                  WHOLESALE DISTRIBUTOR
         17,100   Fujimi, Inc.*...................................................................       683,537
         43,000   Misumi Corp.....................................................................       757,453
                                                                                                    ------------
                                                                                                       1,440,990
                                                                                                    ------------
                  TOTAL JAPAN.....................................................................   105,704,705
                                                                                                    ------------
                  MALAYSIA (8.1%)
                  AUTOMOTIVE
        450,000   Edaran Otomobil Nasional Berhad.................................................       773,154
      1,065,000   Oriental Holdings Berhad........................................................     2,230,067
                                                                                                    ------------
                                                                                                       3,003,221
                                                                                                    ------------
                  BANKING
      1,299,000   Commerce Asset-Holding Berhad...................................................       976,429
        950,000   Malayan Banking Berhad..........................................................     2,805,369
      3,000,399   Public Bank Berhad..............................................................     1,433,748
                                                                                                    ------------
                                                                                                       5,215,546
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
        750,000   Gamuda Berhad...................................................................       849,664
      1,300,000   Lingkaran Trans Kota Holdings Berhad*...........................................     1,221,476

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
          1,750   Sungei Way Holdings Berhad (Warrants due 06/29/99)*.............................  $        106
                                                                                                    ------------
                                                                                                       2,071,246
                                                                                                    ------------
                  ELECTRONICS
        475,000   Malaysian Pacific Industries Berhad.............................................     1,364,430
                                                                                                    ------------
                  INSURANCE
      1,305,000   Malaysian Assurance Alliance Berhad.............................................     2,277,181
                                                                                                    ------------
                  LEISURE
      1,238,000   Berjaya Sports Toto Berhad......................................................     2,941,289
      4,161,000   Metroplex Berhad................................................................     1,150,558
      1,018,000   Resorts World Berhad............................................................     1,967,678
                                                                                                    ------------
                                                                                                       6,059,525
                                                                                                    ------------
                  MULTI-INDUSTRY
      1,250,000   Hong Leong Industries Berhad....................................................     1,328,859
                                                                                                    ------------
                  PLANTATION
      1,300,000   Highlands & Lowlands Berhad.....................................................     1,458,792
      3,894,000   IOI Corporated Berhad...........................................................     2,927,034
        750,000   Kuala Lumpur Kepong Berhad......................................................     1,741,611
                                                                                                    ------------
                                                                                                       6,127,437
                                                                                                    ------------
                  PUBLISHING
        752,000   Star Publications...............................................................     1,069,960
                                                                                                    ------------
                  TELECOMMUNICATIONS
      2,325,000   Telekom Malaysia Berhad.........................................................     6,990,604
                                                                                                    ------------
                  TOBACCO
        600,000   RJ Reynolds Berhad..............................................................       958,389
                                                                                                    ------------
                  UTILITIES
      2,875,000   Tenaga Nasional Berhad..........................................................     5,750,000
                                                                                                    ------------
                  UTILITIES - ELECTRIC
        853,000   Malakoff Berhad.................................................................     2,244,134
                                                                                                    ------------
                  WATER
      1,800,000   Puncak Niaga Holdings Berhad*...................................................     1,613,960
                                                                                                    ------------

                  TOTAL MALAYSIA..................................................................    46,074,492
                                                                                                    ------------

                  PHILIPPINES (2.0%)
                  BUILDING MATERIALS
         46,260   Bacnotan Consolidated Industries................................................        69,131
                                                                                                    ------------
                  CONGLOMERATES
      2,400,000   First Philippine Holdings Corp. (B Shares)......................................     1,763,387
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE
      5,288,400   Ayala Land, Inc. (B Shares).....................................................  $  2,074,528
                                                                                                    ------------
                  TELECOMMUNICATIONS
        184,800   Philippine Long Distance Telephone Co. (ADR)....................................     4,989,600
                                                                                                    ------------
                  UTILITIES
        892,963   Manila Electric Co. (B Shares)..................................................     2,535,437
                                                                                                    ------------

                  TOTAL PHILIPPINES...............................................................    11,432,083
                                                                                                    ------------

                  SINGAPORE (11.0%)
                  BANKING
        512,500   Development Bank of Singapore, Ltd..............................................     3,400,474
      1,256,200   Overseas Chinese Banking Corp., Ltd.............................................     6,628,291
      1,210,000   Overseas Union Bank, Ltd........................................................     4,587,678
      1,011,000   United Overseas Bank, Ltd.......................................................     4,791,469
                                                                                                    ------------
                                                                                                      19,407,912
                                                                                                    ------------
                  CONGLOMERATES
        765,750   Keppel Corp., Ltd.*.............................................................     2,061,356
      1,830,000   Natsteel Ltd....................................................................     2,405,308
        420,000   Sembawang Corp., Ltd............................................................       838,673
                                                                                                    ------------
                                                                                                       5,305,337
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
        450,000   Elec & Eltek International Co., Ltd.............................................     2,610,000
      1,408,000   Venture Manufacturing Ltd.......................................................     5,115,956
                                                                                                    ------------
                                                                                                       7,725,956
                                                                                                    ------------
                  ELECTRONICS
        300,000   GP Batteries International Ltd..................................................       830,332
                                                                                                    ------------
                  ENGINEERING
      3,371,243   Singapore Technologies Engineering Ltd.*........................................     2,897,245
                                                                                                    ------------
                  PUBLISHING
        413,424   Singapore Press Holdings Ltd....................................................     4,571,829
                                                                                                    ------------
                  REAL ESTATE
        950,400   City Developments, Ltd..........................................................     4,113,896
      1,277,000   DBS Land Ltd....................................................................     1,928,613
      1,000,000   Keppel Land Ltd.................................................................     1,187,994
                                                                                                    ------------
                                                                                                       7,230,503
                                                                                                    ------------
                  SHIPBUILDING
        390,000   Jurong Shipyard Ltd.............................................................     1,946,919
        560,000   Keppel Fels Ltd.................................................................     1,649,036
                                                                                                    ------------
                                                                                                       3,595,955
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION
      1,175,000   Singapore Airlines Ltd..........................................................  $  7,647,709
                                                                                                    ------------
                  UTILITIES - TELECOMMUNICATIONS
      1,680,000   Singapore Telecommunications, Ltd...............................................     2,887,583
                                                                                                    ------------

                  TOTAL SINGAPORE.................................................................    62,100,361
                                                                                                    ------------

                  SOUTH KOREA (4.1%)
                  COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
              1   LG Information & Communication Ltd..............................................            30
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         50,000   Samsung Display Devices Co......................................................     2,490,637
          9,769   Samsung Display Devices Co. (Rights)............................................       169,768
        131,118   Samsung Electronics Co..........................................................     7,267,964
         10,431   Samsung Electronics Co. (GDR) (Rights)..........................................       201,588
                                                                                                    ------------
                                                                                                      10,129,957
                                                                                                    ------------
                  INVESTMENT COMPANIES
        234,000   Atlantis Korean Smaller Companies*..............................................     1,200,420
         65,000   Clemente Korea Emerging Growth Fund*............................................       220,350
                                                                                                    ------------
                                                                                                       1,420,770
                                                                                                    ------------
                  SHIPBUILDING
        360,000   Daewoo Heavy Industries.........................................................     1,782,472
                                                                                                    ------------
                  STEEL & IRON
        133,685   Pohang Iron & Steel Co., Ltd....................................................     7,239,218
                                                                                                    ------------
                  UTILITIES
        207,000   Korea Electric Power Corp.......................................................     2,822,023
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................    23,394,470
                                                                                                    ------------

                  TAIWAN (8.7%)
                  BANKS
        705,000   China Development Corp..........................................................     1,913,785
        846,400   China Trust Commercial Bank*....................................................       993,499
        372,960   International Commercial Bank of China..........................................       542,981
        737,880   United World Chinese Commercial Bank*...........................................     1,018,306
                                                                                                    ------------
                                                                                                       4,468,571
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  BUILDING & CONSTRUCTION
        802,420   Cathay Construction Corp........................................................  $    744,739
                                                                                                    ------------
                  BUILDING MATERIALS
        307,590   Asia Cement Corp. (GDR).........................................................     3,268,144
                                                                                                    ------------
                  CHEMICALS
         56,000   Formosa Chemical & Fibre Corp...................................................        57,749
      1,013,700   Formosa Plastic Corp............................................................     1,737,156
$         2,925 K Nan Ya Plastics Corp. 1.75% due 07/09/01 (Conv.)................................     3,393,000
                                                                                                    ------------
                                                                                                       5,187,905
                                                                                                    ------------
                  COMPUTERS
         52,750   Acer Inc.*......................................................................        87,997
        183,000   Acer Inc. (GDR)*................................................................     1,619,550
$         1,900 K Acer Peripherals Inc. 1.25% due 11/27/06 (Conv.)................................     2,147,000
$         2,100 K Compal Electronics 1.00% due 11/21/03 (Conv.)...................................     4,515,000
        780,000   Microtek International, Inc.*...................................................     1,111,920
$         1,000 K Yageo Corp. 1.25% due 07/24/03 (Conv.)..........................................     1,620,000
                                                                                                    ------------
                                                                                                      11,101,467
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
        541,800   Siliconware Precision Industries Co.*...........................................     1,314,650
$           230 K Siliconware Precision Industries Co. 0.50% due 07/21/04 (Conv.).................       232,300
      1,212,500   Taiwan Semiconductor Manufacturing Co.*.........................................     5,240,560
         40,000   Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)*..............................       970,000
$         1,800 K United Microelectronics Corp. - 144A ** 0.25% due 05/16/04 (Conv.)..............     1,998,000
                                                                                                    ------------
                                                                                                       9,755,510
                                                                                                    ------------
                  INVESTMENT COMPANIES
            600   Taipei Fund*....................................................................     6,079,200
                                                                                                    ------------
                  LIFE INSURANCE
        842,350   Cathay Life Insurance Co., Ltd..................................................     3,372,466
                                                                                                    ------------
                  MANUFACTURING
      1,032,000   President Enterprises Corp.*....................................................     1,083,021
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  STEEL & IRON
      2,802,800   China Steel Corp................................................................  $  1,768,221
         69,300   China Steel Corp. (GDS).........................................................       874,912
                                                                                                    ------------
                                                                                                       2,643,133
                                                                                                    ------------
                  TRANSPORTATION
$         2,000 K U-Ming Marine Transport 1.50% due 02/07/01 (Conv.)..............................     1,720,000
                                                                                                    ------------

                  TOTAL TAIWAN....................................................................    49,424,156
                                                                                                    ------------

                  THAILAND (3.3%)
                  BANKING
      1,226,100   Bangkok Bank PCL................................................................     3,097,180
      1,755,000   Thai Farmers Bank PCL...........................................................     4,044,727
                                                                                                    ------------
                                                                                                       7,141,907
                                                                                                    ------------
                  OIL RELATED
          8,400   PTT Exploration & Production PCL................................................        89,250
                                                                                                    ------------
                  TELECOMMUNICATIONS
        460,000   Advanced Info Service PCL.......................................................     3,114,583
                                                                                                    ------------
                  TELEVISION
        410,000   BEC World PCL...................................................................     2,178,125
                                                                                                    ------------
                  TRANSPORTATION
      3,814,000   Bangkok Expressway PCL*.........................................................     3,029,349
        312,000   Regional Container Line Co., Ltd................................................       365,625
                                                                                                    ------------
                                                                                                       3,394,974
                                                                                                    ------------
                  UTILITIES - ELECTRIC
      2,200,000   Cogeneration PCL*...............................................................     1,317,708
        800,200   Electricity Generating PCL*.....................................................     1,562,890
                                                                                                    ------------
                                                                                                       2,880,598
                                                                                                    ------------

                  TOTAL THAILAND..................................................................    18,799,437
                                                                                                    ------------

                  TOTAL COMMON STOCKS, BONDS, RIGHTS AND WARRANTS
                  (IDENTIFIED COST $639,845,023)..................................................   533,736,921
                                                                                                    ------------

    CURRENCY
   AMOUNT IN
   THOUSANDS
----------------
                  PURCHASED PUT OPTION ON FOREIGN CURRENCY (0.6%)
    Y 6,964,310   August 11, 1998/Yen 123.70 (IDENTIFIED COST $1,522,915).........................     3,349,850
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS (a) (3.6%)
                  COMMERCIAL PAPER
                  FINANCE - DIVERSIFIED
$           350   General Electric Capital Corp. 5.56% due 05/18/98...............................  $    349,089
                                                                                                    ------------
                  U.S. GOVERNMENT AGENCY
         20,000   Federal Home Loan Mortgage Corp. 5.43% due 05/01/98.............................    20,000,000
                                                                                                    ------------

                  TOTAL SHORT-TERM INVESTMENTS
                  (AMORTIZED COST $20,349,089)....................................................    20,349,089
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $661,717,027)(B).........................................................   98.2 %   557,435,860

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    1.8      10,062,927
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 567,498,787
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Shares.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $29,948,082 and the aggregate gross unrealized depreciation is $134,229,249, resulting in net unrealized depreciation of $104,281,167.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1998

                                        UNREALIZED
CONTRACTS TO       IN       DELIVERY  APPRECIATION/
  DELIVER     EXCHANGE FOR    DATE    (DEPRECIATION)
----------------------------------------------------
SGD  448,455  $    281,428  05/04/98     ($1,956)
HKD 1,435,586 $    185,309  05/04/98         24
MYR 1,130,645 $    299,509  05/05/98     (4,020)
$    1,452,883 Y 192,216,370 05/06/98    (5,906)
SGD 8,806,250 $  4,591,012  07/13/98   (963,510)
                                      --------------
      Net unrealized depreciation...   (97$5,368)
                                      --------------
                                      --------------

CURRENCY ABBREVIATIONS:

HKD        Hong Kong Dollar
Y          Japanese Yen
MYR        Malaysian Ringgit
SGD        Singapore Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Aluminum..........................................................................  $  1,751,750       0.3  %
Apparel...........................................................................       834,688       0.1
Auto Related......................................................................     2,259,382       0.4
Auto Trucks & Parts...............................................................       646,793       0.1
Automotive........................................................................     7,764,964       1.4
Banking...........................................................................    69,658,316      12.3
Banks.............................................................................     7,546,571       1.3
Beverages.........................................................................       903,117       0.2
Building & Construction...........................................................     3,080,890       0.5
Building Materials................................................................     6,075,917       1.1
Business Services.................................................................     3,274,752       0.6
Chemicals.........................................................................     9,911,407       1.7
Chemicals - Specialty.............................................................       583,860       0.1
Commercial Services...............................................................     1,476,473       0.3
Communications - Equipment/Manufacturers..........................................            30       0.0
Computer Software & Services......................................................     5,834,312       1.0
Computers.........................................................................    11,475,601       2.0
Conglomerates.....................................................................    40,202,706       7.1
Currency Options..................................................................     3,349,850       0.6
Electronic & Electrical Equipment.................................................    36,024,285       6.3
Electronics.......................................................................     4,106,686       0.7
Electronics - Semiconductors/Components...........................................    11,887,895       2.1
Engineering.......................................................................     2,897,245       0.5
Engineering & Construction........................................................     2,187,571       0.4
Entertainment.....................................................................     1,314,107       0.2
Finance - Diversified.............................................................       349,089       0.1
Financial Services................................................................     4,090,839       0.7
Food, Beverage, Tobacco, & Household Products.....................................    12,252,371       2.2
Forest Products, Paper & Packing..................................................        38,095       0.0
Hand Tools........................................................................     1,115,628       0.2
Health & Personal Care............................................................     1,728,395       0.3
Hotels/Motels.....................................................................       317,566       0.1
Industrials.......................................................................       369,332       0.1
Insurance.........................................................................     4,575,284       0.8
Investment Companies..............................................................     8,415,970       1.5
Leisure...........................................................................     6,059,525       1.1
Life Insurance....................................................................     3,372,466       0.6
Machinery.........................................................................     8,538,340       1.5
Manufacturing.....................................................................     1,526,923       0.3
Merchandising.....................................................................       958,025       0.2
Metals & Mining...................................................................     3,698,928       0.7
Metals - Non-Ferrous..............................................................     2,616,682       0.5

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Miscellaneous.....................................................................  $  3,612,984       0.6  %
Multi-Industry....................................................................     3,265,072       0.6
Office Equipment..................................................................       306,903       0.1
Oil & Gas Exploration.............................................................     3,084,225       0.5
Oil - Exploration & Production....................................................     2,414,097       0.4
Oil Related.......................................................................        89,250       0.0
Paper Products....................................................................       621,462       0.1
Pharmaceuticals...................................................................     3,376,543       0.6
Plantation........................................................................     6,127,462       1.1
Publishing........................................................................     5,641,789       1.0
Real Estate.......................................................................    67,143,394      11.8
Retail............................................................................     2,306,421       0.4
Retail - Department Stores........................................................       967,660       0.2
Retail - Food Chains..............................................................     2,880,000       0.5
Retail - General Merchandise......................................................     2,870,559       0.5
Retail - Specialty................................................................       541,930       0.1
Retail Stores.....................................................................     2,419,502       0.4
Shipbuilding......................................................................     5,378,427       0.9
Steel.............................................................................     2,340,650       0.4
Steel & Iron......................................................................     9,882,351       1.7
Telecommunications................................................................    45,181,302       8.0
Telecommunications Equipment......................................................     1,263,415       0.2
Television........................................................................     2,178,125       0.4
Textiles..........................................................................     3,066,501       0.5
Tobacco...........................................................................     2,453,389       0.4
Transportation....................................................................    13,794,149       2.4
U.S. Government Agency............................................................    20,000,000       3.5
Utilities.........................................................................    32,293,444       5.7
Utilities - Electric..............................................................     9,473,700       1.7
Utilities - Gas...................................................................       976,859       0.2
Utilities - Telecommunications....................................................     2,887,583       0.5
Water.............................................................................     1,613,960       0.3
Wholesale & International Trade...................................................       469,136       0.1
Wholesale Distributor.............................................................     1,440,990       0.3
                                                                                    ------------       ---
                                                                                    $557,435,860      98.2  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $513,730,600      90.5  %
Convertible Bonds.................................................................    19,596,763       3.4
Foreign Currency Put Options......................................................     3,349,850       0.6
Rights & Warrants.................................................................       409,557       0.1
Short-Term Investments............................................................    20,349,090       3.6
                                                                                    ------------       ---
                                                                                    $557,435,860      98.2  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $661,717,027).............................................................  $ 557,435,860
Cash.........................................................................................      2,638,171
Receivable for:
    Investments sold.........................................................................      7,954,856
    Capital stock sold.......................................................................      5,220,768
    Dividends................................................................................      1,264,905
Prepaid expenses and other assets............................................................        190,000
                                                                                               -------------
     TOTAL ASSETS............................................................................    574,704,560
                                                                                               -------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts...........................        975,368
Payable for:
    Investments purchased....................................................................      1,681,860
    Compensated forward foreign currency contracts...........................................      1,500,543
    Capital stock repurchased................................................................        788,849
    Investment management fee................................................................        479,403
    Plan of distribution fee.................................................................        476,465
Accrued expenses and other payables..........................................................      1,303,285
                                                                                               -------------
     TOTAL LIABILITIES.......................................................................      7,205,773
                                                                                               -------------
     NET ASSETS..............................................................................  $ 567,498,787
                                                                                               -------------
                                                                                               -------------
COMPOSITION OF NET ASSETS:
Paid-in-capital..............................................................................  $ 993,129,825
Net unrealized depreciation..................................................................   (105,257,909)
Dividends in excess of net investment income.................................................    (14,915,526)
Accumulated net realized loss................................................................   (305,457,603)
                                                                                               -------------
     NET ASSETS..............................................................................  $ 567,498,787
                                                                                               -------------
                                                                                               -------------
CLASS A SHARES:
Net Assets...................................................................................     $2,651,013
Shares Outstanding (500,000,000
  AUTHORIZED, $.01 PAR VALUE)................................................................        239,467
     NET ASSET VALUE PER SHARE...............................................................         $11.07
                                                                                               -------------
                                                                                               -------------
     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF
      NET ASSET VALUE).......................................................................         $11.68
                                                                                               -------------
                                                                                               -------------
CLASS B SHARES:
Net Assets...................................................................................  $ 562,030,970
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................     50,758,692
     NET ASSET VALUE PER SHARE...............................................................         $11.07
                                                                                               -------------
                                                                                               -------------
CLASS C SHARES:
Net Assets...................................................................................     $1,299,562
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        117,631
     NET ASSET VALUE PER SHARE...............................................................         $11.05
                                                                                               -------------
                                                                                               -------------
CLASS D SHARES:
Net Assets...................................................................................     $1,517,242
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        136,975
     NET ASSET VALUE PER SHARE...............................................................         $11.08
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $230,066 foreign withholding tax)...........................................  $  7,208,017
Interest (net of $862 foreign withholding tax)................................................       881,833
                                                                                                ------------
     TOTAL INCOME.............................................................................     8,089,850
                                                                                                ------------
EXPENSES
Investment management fee.....................................................................     3,110,945
Plan of distribution fee (Class A shares).....................................................         1,942
Plan of distribution fee (Class B shares).....................................................     3,092,601
Plan of distribution fee (Class C shares).....................................................         5,399
Transfer agent fees and expenses..............................................................     1,321,600
Custodian fees................................................................................     1,008,909
Shareholder reports and notices...............................................................       116,183
Registration fees.............................................................................        81,230
Professional fees.............................................................................        38,653
Directors' fees and expenses..................................................................         7,592
Other.........................................................................................        18,182
                                                                                                ------------
     TOTAL EXPENSES...........................................................................     8,803,236
                                                                                                ------------
     NET INVESTMENT LOSS......................................................................      (713,386)
                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments...............................................................................  (173,720,457)
    Foreign exchange transactions.............................................................    (4,918,811)
                                                                                                ------------
     NET LOSS.................................................................................  (178,639,268)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................    97,955,412
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies.......................................................      (541,038)
                                                                                                ------------
     NET APPRECIATION.........................................................................    97,414,374
                                                                                                ------------
     NET LOSS.................................................................................   (81,224,894)
                                                                                                ------------
NET DECREASE..................................................................................  $(81,938,280)
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX
                                                                        MONTHS ENDED       FOR THE YEAR
                                                                          APRIL 30,            ENDED
                                                                            1998         OCTOBER 31, 1997*
------------------------------------------------------------------------------------------------------------

                                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)..........................................  $    (713,386) $             386,894
Net realized loss.....................................................   (178,639,268)           (81,003,250)
Net change in unrealized appreciation/depreciation....................     97,414,374           (280,824,717)
                                                                        -------------  ---------------------

     NET DECREASE.....................................................    (81,938,280)          (361,441,073)
                                                                        -------------  ---------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Class A shares........................................................        (18,402)          --
Class B shares........................................................    (10,272,862)           (25,258,274)
Class C shares........................................................        (13,025)          --
Class D shares........................................................        (17,045)          --
                                                                        -------------  ---------------------

     TOTAL DIVIDENDS..................................................    (10,321,334)           (25,258,274)
                                                                        -------------  ---------------------
Net decrease from capital stock transactions..........................    (85,933,169)          (492,076,963)
                                                                        -------------  ---------------------

     NET DECREASE.....................................................   (178,192,783)          (878,776,310)

NET ASSETS:
Beginning of period...................................................    745,691,570          1,624,467,880
                                                                        -------------  ---------------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
    $14,915,526 AND $3,880,806, RESPECTIVELY).........................  $ 567,498,787  $         745,691,570
                                                                        -------------  ---------------------
                                                                        -------------  ---------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion; 0.95% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.90% to the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $40,157,545 at April 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

shares of $1,057,699, and $3,944, respectively and received $23,122 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $226,308,265 and $324,716,616, respectively.


For the six months ended April 30, 1998, the Fund incurred $3,477 in brokerage commissions with affiliates of the Sub-Adviser for portfolio transactions executed on behalf of the Fund.


For the six months ended April 30, 1998, the Fund incurred brokerage commissions of $8,951 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund. At April 30, 1998, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc., of $192,748.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $289,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Directors' fees and expenses in the Statement of Operations, amounted to $1,918. At April 30, 1998, the Fund had an accrued pension liability of $39,401 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                          APRIL 30, 1998                 FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                      OCTOBER 31, 1997*
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      206,285   $    2,394,173        63,214   $    998,769
Reinvestment of dividends........................................        1,152           13,083       --             --
Redeemed.........................................................      (16,364)        (198,320)      (14,820)      (235,608)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      191,073        2,208,936        48,394        763,161
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   19,667,769      226,782,835    28,630,560    521,923,627
Reinvestment of dividends........................................      840,396        9,572,097     1,228,090     23,456,516
Redeemed.........................................................  (27,740,910)    (326,335,838)  (57,878,288)  (1,039,376,437)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (7,232,745)     (89,980,906)  (28,019,638)  (493,996,294)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      356,674        3,904,510        76,313      1,169,997
Reinvestment of dividends........................................        1,046           11,869       --             --
Redeemed.........................................................     (303,942)      (3,559,600)      (12,460)      (171,011)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       53,778          356,779        63,853        998,986
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      130,295        1,510,805         9,137        157,184
Reinvestment of dividends........................................          222            2,523       --             --
Redeemed.........................................................       (2,679)         (31,306)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................      127,838        1,482,022         9,137        157,184
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (6,860,056)  $  (85,933,169)  (27,898,254)  $(492,076,963)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through October 31, 1997.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had an approximate net capital loss carryover of $116,663,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

        AMOUNT IN THOUSANDS
-----------------------------------
  2003        2004         2005
---------  -----------  -----------
$   3,193  $    15,875  $    97,595
---------  -----------  -----------
---------  -----------  -----------

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At April 30, 1998, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

8. SUBSEQUENT EVENT

In May 1998, the sub-adviser advised the Fund's Board of Directors and the Investment Manager of its resignation as sub-adviser, effective at the close of business on October 31, 1998. On June 2, the Board of Directors unanimously recommended that a new sub-advisory agreement with Morgan Stanley Asset Management Inc., an affiliate of the Investment Manager, be submitted to shareholders for approval at a special meeting expected to be held in August 1998.

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                   FOR THE
                     SIX
                    MONTHS
                    ENDED
                  APRIL 30,                FOR THE YEAR ENDED OCTOBER 31
                    1998++    --------------------------------------------------------
                  (UNAUDITED)   1997*        1996        1995       1994       1993
--------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   12.83   $    18.89  $    18.77  $    21.60  $   19.80  $   12.69
                  ----------  ----------  ----------  ----------  ---------  ---------

Net investment
 income (loss)...     (0.01)        0.01        0.05        0.08      (0.10)     (0.04)

Net realized and
 unrealized gain
 (loss)..........     (1.56)       (5.77)       0.50       (1.94)      2.22       7.15
                  ----------  ----------  ----------  ----------  ---------  ---------

Total from
 investment
 operations......     (1.57)       (5.76)       0.55       (1.86)      2.12       7.11
                  ----------  ----------  ----------  ----------  ---------  ---------

Less dividends
 and
 distributions
 from:
   Net investment
   income........     (0.19)       (0.30)      (0.43)     --         --         --
   Net realized
   gain..........    --           --          --           (0.97)     (0.32)    --
                  ----------  ----------  ----------  ----------  ---------  ---------

Total dividends
 and
 distributions...     (0.19)       (0.30)      (0.43)      (0.97)     (0.32)    --
                  ----------  ----------  ----------  ----------  ---------  ---------

Net asset value,
 end of period... $   11.07   $    12.83  $    18.89  $    18.77  $   21.60  $   19.80
                  ----------  ----------  ----------  ----------  ---------  ---------
                  ----------  ----------  ----------  ----------  ---------  ---------

TOTAL INVESTMENT
RETURN+..........    (12.25) (1)     (31.01)%       3.00%      (8.65)%     10.69%     56.13%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      2.83%(2)       2.44%       2.39%       2.45%      2.41%      2.38%

Net investment
 income (loss)...     (0.23) (2)       0.03%       0.18%       0.35%     (0.70)%     (0.46)%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........      $562         $744      $1,624      $1,442     $1,571       $694

Portfolio
 turnover rate...        38%(1)         42%         49%         50%        35%        30%

Average
 commission rate
 paid............   $0.0059      $0.0075     $0.0095      --         --         --

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE SIX       JULY 28,1997*
                                                                          MONTHS ENDED         THROUGH
                                                                        APRIL 30, 1998++     OCTOBER 31,
                                                                          (UNAUDITED)           1997++
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.86            $ 19.39
                                                                             ------             ------
Net investment income.................................................         0.03            --
Net realized and unrealized loss......................................        (1.56)             (6.53)
                                                                             ------             ------
Total from investment operations......................................        (1.53)             (6.53)
                                                                             ------             ------
Less dividends from net investment income.............................        (0.26)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 11.07              12.86
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................       (11.93)%(1)        (33.68)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.05%(2)           1.92%(2)
Net investment income (loss)..........................................         0.48%(2)          (0.03)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $2,651               $622
Portfolio turnover rate...............................................           38%(1)             42%
Average commission rate paid..........................................      $0.0059            $0.0075

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.83            $ 19.39
                                                                             ------             ------
Net investment loss...................................................        (0.03)             (0.04)
Net realized and unrealized loss......................................        (1.52)             (6.52)
                                                                             ------             ------
Total from investment operations......................................        (1.55)             (6.56)
                                                                             ------             ------
Less dividends from net investment income.............................        (0.23)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 11.05              12.83
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................       (12.11)%(1)        (33.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.83%(2)           2.62%(2)
Net investment loss...................................................        (0.57)%(2)         (0.77)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 1,300            $   819
Portfolio turnover rate...............................................           38%(1)             42%
Average commission rate paid..........................................      $0.0059            $0.0075

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                          FOR THE SIX       FOR THE PERIOD
                                                                          MONTHS ENDED      JULY 28, 1997*
                                                                        APRIL 30, 1998++   THROUGH OCTOBER
                                                                          (UNAUDITED)         31, 1997++
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 12.86            $ 19.39
                                                                             ------             ------

Net investment income.................................................         0.02               0.02

Net realized and unrealized loss......................................        (1.53)             (6.55)
                                                                             ------             ------

Total from investment operations......................................        (1.51)             (6.53)
                                                                             ------             ------

Less dividends from net investment income.............................        (0.27)           --
                                                                             ------             ------

Net asset value, end of period........................................      $ 11.08            $ 12.86
                                                                             ------             ------
                                                                             ------             ------

TOTAL INVESTMENT RETURN+..............................................       (11.79)%(1)        (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.84%(2)           1.62%(2)

Net investment income.................................................         0.35%(2)           0.42%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,517               $118

Portfolio turnover rate...............................................           38%(1)             42%

Average commission rate paid..........................................      $0.0059            $0.0075

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.

                               PARTC OTHER INFORMATION

Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

     (a)     FINANCIAL STATEMENTS

     (1)     Financial statements and schedules, included
             in Prospectus (Part A):
                                                                         Page in
                                                                      Prospectus
                                                                      ----------
             Financial Highlights for the period November 30,
             1990 through October 31, 1991 and for the fiscal
             years ended October 31, 1992, 1993, 1994, 1995, 1996,
             1997, and for the six months ended April 30, 1998
             (unaudited) (Class B). . . . . . . . . . . . . . . . . . . . .   6

             Financial Highlights for the period July 28, 1997
             through October 31, 1997 and for the six months ended
             April 30, 1998 (unaudited) (Classes A, C, and D) . . . . . . .   7

     (2) Financial statements included in the Statement of Additional Information (Part B):

                                                                         Page in
                                                                             SAI
                                                                             ---

             Portfolio of Investments at October 31, 1997 . . . . . . . . .   51

             Statement of Assets and Liabilities at October 31, 1997. . . .   61

             Statement of Operations for the year ended October 31, 1997. .   62

             Statement of Changes in Net Assets for the years ended
             October 31, 1996 and 1997. . . . . . . . . . . . . . . . . . .   63

             Notes to Financial Statements at October 31, 1997. . . . . . .   64

             Financial Highlights for the period November 30, 1990
             through October 31, 1991, and for the years ended October
             31, 1992, 1993, 1994, 1995, 1996 and 1997 (Class B). . . . . .   72

             Financial Highlights for the period July 28, 1997 through
             October 31, 1997 (Classes A, C, and D) . . . . . . . . . . . .   73

             Portfolio of Investments at April 30, 1998 (unaudited) . . . .   76

             Statement of Assets and Liabilities at April 30, 1998
             (unaudited). . . . . . . . . . . . . . . . . . . . . . . . . .   84

                                                                         Page in
                                                                             SAI
                                                                             ---

             Statement of Operations for the six months ended
             April 30, 1998 (unaudited) . . . . . . . . . . . . . . . . . .   85

             Statement of Changes in Net Assets for the year ended
             October 31, 1997 and for the six months ended
             April 30, 1998 (unaudited) . . . . . . . . . . . . . . . . . .   86

             Notes to Financial Statements at April 30, 1998
             (unaudited). . . . . . . . . . . . . . . . . . . . . . . . . .   87


     (3)     Financial statements included in Part C:

             None

     (b)     EXHIBITS

     1. Form of Articles of Amendment to the Articles of Incorporation of Registrant.

     5 (a) Form of Amended Investment Management agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

     5 (b) Form of Sub-Advisory Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Asset Management Inc.

     6. Form of Amended Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors Inc.

     8. Form of Amended and Restated Transfer Agency and Service Agreement between Registrant and Morgan Stanley Dean Witter Trust FSB.

     9. Form of Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

     11.     Consent of Independent Accountants.

     18.     Amended Multiple-Class Plan pursuant to Rule 18f-3.

     27.     Financial Data Schedules.

--------------------------------------------------------------------------------
     All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.


Item 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

             None

Item 26.     NUMBER OF HOLDERS OF SECURITIES

              (1)                                     (2)

                                             Number of Record Holders
             Title of Class                     at July 31, 1998
             --------------                     ----------------
             Class A                                    424
             Class B                                125,266
             Class C                                    252
             Class D                                     12


Item 27.     INDEMNIFICATION

     Reference is made to Section 3.15 of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Directors, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Director, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.


     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------
(1)    Dean Witter Government Income Trust
(2)    High Income Advantage Trust
(3)    High Income Advantage Trust II
(4)    High Income Advantage Trust III
(5)    InterCapital California Insured Municipal Income Trust
(6)    InterCapital California Quality Municipal Securities
(7)    InterCapital Income Securities Inc.
(8)    InterCapital Insured California Municipal Securities
(9)    InterCapital Insured Municipal Bond Trust
(10)   InterCapital Insured Municipal Income Trust
(11)   InterCapital Insured Municipal Securities
(12)   InterCapital Insured Municipal Trust
(13)   InterCapital New York Quality Municipal Securities
(14)   InterCapital Quality Municipal Income Trust
(15)   InterCapital Quality Municipal Investment Trust
(16)   InterCapital Quality Municipal Securities
(17)   Municipal Income Opportunities Trust
(18)   Municipal Income Opportunities Trust II
(19)   Municipal Income Opportunities Trust III
(20)   Municipal Income Trust
(21)   Municipal Income Trust II
(22)   Municipal Income Trust III
(23)   Municipal Premium Income Trust
(24)   Morgan Stanley Dean Witter Prime Income Trust

Open-end Investment Companies
-----------------------------
(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust
(3)    Active Assets Money Trust
(4)    Active Assets Tax-Free Trust
(5)    Dean Witter Global Asset Allocation Fund
(6)    Dean Witter Retirement Series
(7)    Morgan Stanley Dean Witter American Value Fund
(8)    Morgan Stanley Dean Witter Balanced Growth Fund
(9)    Morgan Stanley Dean Witter Balanced Income Fund
(10)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(12)   Morgan Stanley Dean Witter Capital Appreciation Fund
(13)   Morgan Stanley Dean Witter Capital Growth Securities
(14)   Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(15)   Morgan Stanley Dean Witter Convertible Securities Trust
(16)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(17)   Morgan Stanley Dean Witter Diversified Income Trust

(18)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19)   Morgan Stanley Dean Witter Equity Fund
(20)   Morgan Stanley Dean Witter European Growth Fund Inc.
(21)   Morgan Stanley Dean Witter Federal Securities Trust
(22)   Morgan Stanley Dean Witter Financial Services Trust
(23)   Morgan Stanley Dean Witter Fund of Funds
(24)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(25)   Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26)   Morgan Stanley Dean Witter Global Utilities Fund
(27)   Morgan Stanley Dean Witter Growth Fund
(28)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)   Morgan Stanley Dean Witter Health Sciences Trust
(30)   Morgan Stanley Dean Witter High Yield Securities Inc.
(31)   Morgan Stanley Dean Witter Income Builder Fund
(32)   Morgan Stanley Dean Witter Information Fund
(33)   Morgan Stanley Dean Witter Intermediate Income Securities
(34)   Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(35)   Morgan Stanley Dean Witter International SmallCap Fund
(36)   Morgan Stanley Dean Witter Japan Fund
(37)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(38)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(49)   Morgan Stanley Dean Witter Market Leader Trust
(40)   Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41)   Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47)   Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48)   Morgan Stanley Dean Witter S&P 500 Index Fund
(49)   Morgan Stanley Dean Witter Select Dimensions Investment Series
(50)   Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(51)   Morgan Stanley Dean Witter Short-Term Bond Fund
(52)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(53)   Morgan Stanley Dean Witter Special Value Fund
(54)   Morgan Stanley Dean Witter Strategist Fund
(55)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(56)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(57)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(58)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(59)   Morgan Stanley Dean Witter Utilities Fund
(60)   Morgan Stanley Dean Witter Value-Added Market Series
(61)   Morgan Stanley Dean Witter Variable Investment Series
(62)   Morgan Stanley Dean Witter World Wide Income Trust

       The term "TCW/DW Funds" refers to the following registered investment companies:

Open-End Investment Companies
-----------------------------
(1)    TCW/DW Emerging Markets Opportunities Trust
(2)    TCW/DW Global Telecom Trust

(3)    TCW/DW Income and Growth Fund
(4)    TCW/DW Latin American Growth Fund
(5)    TCW/DW Mid-Cap Equity Trust
(6)    TCW/DW North American Government Income Trust
(7)    TCW/DW Small Cap Growth Fund
(8)    TCW/DW Total Return Trust

Closed-End Investment Companies
-------------------------------
(1)    TCW/DW Term Trust 2000
(2)    TCW/DW Term Trust 2002
(3)    TCW/DW Term Trust 2003


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------

Mitchell M. Merin             Chairman and Director of Morgan Stanley Dean
President, Chief              Witter Distributors Inc. ("MSDW Distributors") and
Executive Officer and         Morgan Stanley Dean Witter Trust FSB ("MSDW
Director                      Trust"); President, Chief Executive Officer and
                              Director of Morgan Stanley Dean Witter Services
                              Company Inc. ("MSDW Services"); Executive Vice
                              President and Director of Dean Witter Reynolds
                              Inc. ("DWR"); Director of SPS Transaction
                              Services, Inc. and various other Morgan Stanley
                              Dean Witter & Co. ("MSDW") subsidiaries.

Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and Chief           President and Chief Financial Officer of MSDW
Financial Officer             Services and MSDW Distributors; Director of DWR,
                              MSDW Distributors and MSDW.

Robert M. Scanlan             President, Chief Operating Officer and Director of
President, Chief              MSDW Services, Executive Vice President of MSDW
Operating Officer             Distributors; Executive Vice President and
and Director                  Director of MSDW Trust; Vice President of the
                              Morgan Stanley Dean Witter Funds and the TCW/DW
                              Funds.

Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter
Executive Vice President      Funds and Director of MSDW Trust.
and Chief Investment
Officer

Edward C. Oelsner, III
Executive Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant
Counsel and Director          Secretary and Assistant General Counsel of MSDW
                              Distributors; Vice President, Secretary and
                              General Counsel of the Morgan Stanley Dean Witter
                              Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW
                              Trust; Vice President of the Morgan Stanley Dean
                              Witter Funds and the TCW/DW Funds.

Rajesh Gupta                  Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Kevin Hurley                  Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------

Jonathan R. Page              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Elizabeth A. Vetell
Senior Vice President

James F. Willison             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Ronald J. Worobel             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Douglas Brown
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial
Officer of Treasurer          the Morgan Stanley Dean Witter Funds and the
                              TCW/DW Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President
First Vice President          and Assistant Secretary of MSDW Services;
and Assistant Secretary       Assistant Secretary of the Morgan Stanley Dean
                              Witter Funds and the TCW/DW Funds.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------

Salvatore DeSteno             Vice President of MSDW Services.
First Vice President

Michael Interrante            First Vice President and Controller of MSDW
First Vice President          Services; Assistant Treasurer of MSDW
and Controller                Distributors;First Vice President and Treasurer of
                              MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Carsten Otto                  First Vice President and Assistant Secretary of
First Vice President          MSDW Services; Assistant Secretary of the Morgan
and Assistant Secretary       Stanley Dean Witter Funds and the TCW/DW Funds.

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso             Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds and the TCW/DW Funds.

Ronald Caldwell
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------

Joseph Cardwell
Vice President

Philip Casparius
Vice President

David Dineen                  Vice President of Dean Witter Global Asset
Vice President                Allocation Fund.

Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Sandra Grossman
Vice President

Peter W. Gurman
Vice President

Matthew Haynes           Vice President of various Morgan Stanley Dean Witter
Vice President           Funds.

Peter Hermann            Vice President of various Morgan Stanley Dean Witter
Vice President           Funds.

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

James P. Kastberg
Vice President

Michelle Kaufman              Vice President of various Morgan Stanley Dean Vice
President                     Witter Funds.

Paula LaCosta                 Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Thomas Lawlor
Vice President

Gerard J. Lian                Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter
Vice President                Natural Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis            Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds and the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------

Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter
Vice President                Natural Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti
Vice President

Anne Pickrell                 Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Ruth Rossi                    Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds and the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Peter J. Seeley               Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------

Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

John Wong
Vice President

Item 29.     PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust
(3)    Active Assets Money Trust
(4)    Active Assets Tax-Free Trust
(5)    Dean Witter Global Asset Allocation Fund
(6)    Dean Witter Retirement Series
(7)    Morgan Stanley Dean Witter American Value Fund
(8)    Morgan Stanley Dean Witter Balanced Growth Fund
(9)    Morgan Stanley Dean Witter Balanced Income Fund
(10)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(12)   Morgan Stanley Dean Witter Capital Appreciation Fund
(13)   Morgan Stanley Dean Witter Capital Growth Securities
(14)   Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(15)   Morgan Stanley Dean Witter Convertible Securities Trust
(16)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(17)   Morgan Stanley Dean Witter Diversified Income Trust
(18)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19)   Morgan Stanley Dean Witter Equity Fund
(20)   Morgan Stanley Dean Witter European Growth Fund Inc.
(21)   Morgan Stanley Dean Witter Federal Securities Trust
(22)   Morgan Stanley Dean Witter Financial Services Trust
(23)   Morgan Stanley Dean Witter Fund of Funds

(24)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(25)   Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26)   Morgan Stanley Dean Witter Global Utilities Fund
(27)   Morgan Stanley Dean Witter Growth Fund
(28)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)   Morgan Stanley Dean Witter Health Sciences Trust
(30)   Morgan Stanley Dean Witter High Yield Securities Inc.
(31)   Morgan Stanley Dean Witter Income Builder Fund
(32)   Morgan Stanley Dean Witter Information Fund
(33)   Morgan Stanley Dean Witter Intermediate Income Securities
(34)   Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(35)   Morgan Stanley Dean Witter International SmallCap Fund
(36)   Morgan Stanley Dean Witter Japan Fund
(37)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(38)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(39)   Morgan Stanley Dean Witter Market Leader Trust
(40)   Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41)   Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47)   Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48)   Morgan Stanley Dean Witter Prime Income Trust
(49)   Morgan Stanley Dean Witter S&P 500 Index Fund
(50)   Morgan Stanley Dean Witter Short-Term Bond Fund
(51)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(52)   Morgan Stanley Dean Witter Special Value Fund
(53)   Morgan Stanley Dean Witter Strategist Fund
(54)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(55)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(56)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(57)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(58)   Morgan Stanley Dean Witter Utilities Fund
(59)   Morgan Stanley Dean Witter Value-Added Market Series
(60)   Morgan Stanley Dean Witter Variable Investment Series
(61)   Morgan Stanley Dean Witter World Wide Income Trust
(1)    TCW/DW Emerging Markets Opportunities Trust
(2)    TCW/DW Global Telecom Trust
(3)    TCW/DW Income and Growth
(4)    TCW/DW Latin American Growth Fund
(5)    TCW/DW Mid-Cap Equity Trust
(6)    TCW/DW North American Government Income Trust
(7)    TCW/DW Small Cap Growth Fund
(8)    TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 28 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.

Name                          Positions and Office with MSDW Distributors
----                          -------------------------------------------

Richard M. DeMartini          Director.

Christine Edwards             Executive Vice President, Secretary
                              Director and Chief Legal Officer.

Michael T. Gregg              Vice President and Assistant Secretary.

James F. Higgins              Director.

Fredrick K. Kubler            Senior Vice President, Assistant
                              Secretary and Chief Compliance Officer.

Philip J. Purcell             Director.


Item 30.     LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.     MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of August, 1998.

                         MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.

                                   By /s/  Barry Fink
                                          -------------------------------
                                           Barry Fink
                                           Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                    Title                              Date
     ------------------            ---------------                    ----
(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Director and Chairman
By /s/  Charles A. Fiumefreddo                                        08/20/98
   ---------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By /s/  Thomas F. Caloia                                              08/20/98
   ---------------------------
        Thomas F. Caloia

(3) Majority of the Directors

        Charles A. Fiumefreddo (Chairman)
        Philip J. Purcell

By /s/  Barry Fink                                                    08/20/98
    ---------------------------
        Barry Fink
        Attorney-in-Fact

        Michael Bozic
        Edwin J. Garn
        John R. Haire
        Wayne E. Hedien
        Dr. Manuel H. Johnson
        Michael E. Nugent
        John L. Schroeder

By /s/  David M. Butowsky                                             08/20/98
   ---------------------------
        David M. Butowsky
        Attorney-in-Fact

                                       EXHIBITS

1. Form of Articles of Amendment to the Articles of Incorporation of the Registrant.

5 (a) Form of Amended Investment Management agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

5 (b) Form of Sub-Advisory Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Asset Management Inc.

6. Form of Amended Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors Inc.

8. Form of Amended and Restated Transfer Agency and Service Agreement between Registrant and Morgan Stanley Dean Witter Trust FSB.

9. Form of Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

11.       Consent of Independent Accountants.

18.       Amended Multiple-Class Plan pursuant to Rule 18f-3.

27.       Financial Data Schedules.